Shareholder Report		12 Months Ended
	Nov. 01, 2023	Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		ALLSPRING FUNDS TRUST
Entity Central Index Key		0001081400
Entity Investment Company Type		N-1A
Document Period End Date		Oct. 31, 2024
C000238721
Shareholder Report [Line Items]
Fund Name		Managed Account CoreBuilder Shares - Series EM
Trading Symbol		ACBEX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Managed Account CoreBuilder Shares - Series EM for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-888-877-9275.
Additional Information Phone Number		1-888-877-9275
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Managed Account CoreBuilder Shares - Series EM	$0	0.00%

Expenses Paid, Amount		$ 0
Expense Ratio, Percent		0.00%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Emerging market equities rose sharply, led by countries within Asia Pacific, as strength from artificial intelligence (AI) and semiconductor demand, stable growth, and improving fundamentals bolstered China and Taiwan. India rose sharply on strong corporate earnings, positive economic data, and market inflows as investors revered its infrastructure investments and technological innovation. In contrast, weakness in Latin America was caused by higher inflation, weakening currencies, and political concerns.

Contributors included Bajaj Auto, on strong earnings and a promising outlook for two-wheelers and electric vehicles. Aircraft manufacturer Embraer had better-than-expected earnings and an upgrade to investment grade. Samsung Electronics Ltd. Pfd., detracted, falling after its HBM chips failed to pass NVIDIA’s suitability for inclusion into its AI processors, as did Arabian Drilling Co., which faltered after three of its offshore drilling rigs were suspended.

We remain optimistic about emerging markets on improved economic momentum, accommodative policies, attractive valuations, a favorable emerging market growth premium, and low investor positioning.

Performance Past Does Not Indicate Future [Text]		Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.
Line Graph [Table Text Block]
	Managed Account CoreBuilder Shares - Series EM	MSCI EM Index (Net) (USD)	MSCI ACWI ex USA Index (Net)
11/16/2022	$10,000	$10,000	$10,000
10/31/2023	$10,066	$9,844	$10,165
10/31/2024	$12,083	$12,336	$12,639

Average Annual Return [Table Text Block]
AATR	1 Year	Since Inception (11/16/2022)
Managed Account CoreBuilder Shares - Series EM	20.04	10.15
MSCI EM Index (Net) (USD) (Strategy)	25.32	11.33
MSCI ACWI ex USA Index (Net) (Regulatory)	24.33	12.72

Performance Inception Date		Nov. 16, 2022
AssetsNet		$ 6,256,351
Holdings Count | Holding		63
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		107.00%
Additional Fund Statistics [Text Block]
Total net assets	$6,256,351
# of portfolio holdings	63
Portfolio turnover rate	107%
Total advisory fees paid	$0

Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Samsung Electronics Co. Ltd. Korea Exchange	4.4
Embassy Office Parks REIT	3.6
Samsung Electronics Co. Ltd. Preferred Stock	3.3
360 ONE WAM Ltd.	3.0
Power Grid Corp. of India Ltd.	2.9
GAIL India Ltd.	2.6
LIC Housing Finance Ltd.	2.6
Nippon Life India Asset Management Ltd.	2.4
Bajaj Auto Ltd.	2.1
Midea Group Co. Ltd. Class A	2.1

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Financials	26.9
Information technology	20.2
Consumer discretionary	13.7
Real estate	10.3
Industrials	9.1
Utilities	8.9
Consumer staples	4.6
Health care	4.0
Communication services	2.3

Largest Holdings [Text Block]

COUNTRY ALLOCATION (% OF LONG-TERM INVESTMENTS)

India	30.4
China	20.3
South Korea	12.7
Taiwan	12.4
Saudi Arabia	4.2
Malaysia	3.2
Thailand	3.1
United Arab Emirates	2.1
Greece	2.0
Indonesia	1.5
Other	8.1

Material Fund Change [Text Block]
C000092796
Shareholder Report [Line Items]
Fund Name		Emerging Markets Equity Fund
Class Name		Institutional Class
Trading Symbol		EMGNX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Emerging Markets Equity Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$123	1.11%

Expenses Paid, Amount		$ 123
Expense Ratio, Percent		1.11%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Improving company fundamentals and macro tailwinds supported emerging market equities during the period. Key drivers included growing corporate focus on return on capital, momentum factor performance, China’s efforts to resuscitate its economy, resilient Indian economic growth, monetary easing, and demand for technology related to artificial intelligence. All sectors and 22 out of 24 countries rose. The top sectors were information technology (IT), financials, and consumer discretionary. Leading countries were Taiwan, India, and China. The portfolio benefited from strong stock selection in Taiwan, Poland, Chile, IT, and consumer discretionary. Taiwan Semiconductor Manufacturing Company Limited and Bharti Airtel Limited, the Indian telecom provider, were leading contributors. The portfolio was hurt by stock selection in India, Mexico, and financials and by being underweight to the strong Mexico market. Samsung Electronics Company, Limited, and AIA Group Limited, a pan-Asia insurance firm, were the largest detractors. During the period, the portfolio added exposure to Poland, materials, and industrials and reduced exposure to Mexico and consumer staples.

Performance Past Does Not Indicate Future [Text]		Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.
Line Graph [Table Text Block]
	Institutional Class	MSCI EM Index (Net) (USD)	MSCI ACWI ex USA Index (Net)
10/31/2014	$10,000	$10,000	$10,000
11/30/2014	$9,902	$9,894	$10,072
12/31/2014	$9,311	$9,438	$9,709
1/31/2015	$9,320	$9,495	$9,695
2/28/2015	$9,558	$9,789	$10,213
3/31/2015	$9,329	$9,650	$10,048
4/30/2015	$9,877	$10,392	$10,556
5/31/2015	$9,594	$9,976	$10,391
6/30/2015	$9,500	$9,717	$10,101
7/31/2015	$8,925	$9,043	$10,073
8/31/2015	$8,134	$8,225	$9,303
9/30/2015	$7,869	$7,978	$8,872
10/31/2015	$8,534	$8,547	$9,532
11/30/2015	$8,354	$8,213	$9,335
12/31/2015	$8,097	$8,030	$9,159
1/31/2016	$7,679	$7,509	$8,536
2/29/2016	$7,606	$7,497	$8,439
3/31/2016	$8,557	$8,489	$9,125
4/30/2016	$8,743	$8,535	$9,365
5/31/2016	$8,530	$8,217	$9,207
6/30/2016	$8,948	$8,545	$9,066
7/31/2016	$9,389	$8,975	$9,515
8/31/2016	$9,580	$9,198	$9,575
9/30/2016	$9,776	$9,317	$9,693
10/31/2016	$9,762	$9,339	$9,553
11/30/2016	$9,248	$8,909	$9,332
12/31/2016	$9,073	$8,929	$9,571
1/31/2017	$9,620	$9,417	$9,910
2/28/2017	$9,845	$9,705	$10,068
3/31/2017	$10,287	$9,950	$10,324
4/30/2017	$10,563	$10,168	$10,544
5/31/2017	$10,912	$10,469	$10,887
6/30/2017	$10,931	$10,574	$10,920
7/31/2017	$11,492	$11,205	$11,323
8/31/2017	$11,699	$11,455	$11,382
9/30/2017	$11,781	$11,409	$11,593
10/31/2017	$11,952	$11,809	$11,812
11/30/2017	$11,855	$11,833	$11,908
12/31/2017	$12,238	$12,257	$12,174
1/31/2018	$13,104	$13,279	$12,852
2/28/2018	$12,571	$12,667	$12,246
3/31/2018	$12,446	$12,431	$12,030
4/30/2018	$12,270	$12,376	$12,222
5/31/2018	$11,974	$11,938	$11,940
6/30/2018	$11,566	$11,442	$11,715
7/31/2018	$11,719	$11,693	$11,995
8/31/2018	$11,214	$11,377	$11,744
9/30/2018	$11,131	$11,316	$11,798
10/31/2018	$10,237	$10,331	$10,838
11/30/2018	$10,649	$10,757	$10,941
12/31/2018	$10,311	$10,472	$10,446
1/31/2019	$11,353	$11,389	$11,235
2/28/2019	$11,573	$11,414	$11,454
3/31/2019	$11,648	$11,510	$11,523
4/30/2019	$12,031	$11,752	$11,827
5/31/2019	$11,054	$10,900	$11,192
6/30/2019	$11,807	$11,580	$11,866
7/31/2019	$11,722	$11,438	$11,723
8/31/2019	$11,508	$10,881	$11,361
9/30/2019	$11,722	$11,088	$11,653
10/31/2019	$12,325	$11,556	$12,059
11/30/2019	$12,409	$11,540	$12,166
12/31/2019	$13,203	$12,401	$12,693
1/31/2020	$12,632	$11,823	$12,352
2/29/2020	$12,160	$11,199	$11,375
3/31/2020	$10,068	$9,474	$9,728
4/30/2020	$11,050	$10,342	$10,465
5/31/2020	$11,371	$10,421	$10,808
6/30/2020	$12,471	$11,187	$11,296
7/31/2020	$13,354	$12,187	$11,800
8/31/2020	$13,557	$12,457	$12,305
9/30/2020	$13,264	$12,257	$12,003
10/31/2020	$13,486	$12,509	$11,745
11/30/2020	$14,855	$13,666	$13,324
12/31/2020	$16,014	$14,671	$14,045
1/31/2021	$16,322	$15,121	$14,075
2/28/2021	$16,782	$15,236	$14,354
3/31/2021	$16,336	$15,006	$14,535
4/30/2021	$16,777	$15,380	$14,963
5/31/2021	$16,834	$15,737	$15,431
6/30/2021	$17,227	$15,764	$15,331
7/31/2021	$15,536	$14,703	$15,079
8/31/2021	$15,863	$15,088	$15,365
9/30/2021	$14,963	$14,488	$14,873
10/31/2021	$14,887	$14,631	$15,228
11/30/2021	$14,120	$14,035	$14,542
12/31/2021	$14,115	$14,298	$15,143
1/31/2022	$14,077	$14,027	$14,585
2/28/2022	$13,157	$13,608	$14,297
3/31/2022	$12,870	$13,301	$14,320
4/30/2022	$12,051	$12,561	$13,420
5/31/2022	$12,227	$12,616	$13,517
6/30/2022	$11,440	$11,778	$12,354
7/31/2022	$11,374	$11,749	$12,777
8/31/2022	$11,450	$11,798	$12,366
9/30/2022	$10,292	$10,415	$11,130
10/31/2022	$10,034	$10,092	$11,463
11/30/2022	$11,455	$11,588	$12,816
12/31/2022	$11,366	$11,425	$12,720
1/31/2023	$12,350	$12,328	$13,752
2/28/2023	$11,516	$11,528	$13,269
3/31/2023	$11,877	$11,877	$13,593
4/30/2023	$11,689	$11,743	$13,830
5/31/2023	$11,511	$11,546	$13,327
6/30/2023	$12,056	$11,984	$13,925
7/31/2023	$12,625	$12,730	$14,491
8/31/2023	$11,766	$11,946	$13,836
9/30/2023	$11,376	$11,633	$13,399
10/31/2023	$11,038	$11,181	$12,847
11/30/2023	$11,815	$12,076	$14,003
12/31/2023	$12,353	$12,548	$14,706
1/31/2024	$11,713	$11,966	$14,560
2/29/2024	$12,197	$12,535	$14,929
3/31/2024	$12,485	$12,845	$15,396
4/30/2024	$12,348	$12,903	$15,119
5/31/2024	$12,549	$12,976	$15,558
6/30/2024	$12,827	$13,488	$15,543
7/31/2024	$12,793	$13,528	$15,903
8/31/2024	$13,096	$13,746	$16,356
9/30/2024	$13,887	$14,664	$16,797
10/31/2024	$13,399	$14,012	$15,972

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Institutional Class	21.38	1.68	2.97
MSCI EM Index (Net) (USD) (Strategy)	25.32	3.93	3.43
MSCI ACWI ex USA Index (Net) (Regulatory)	24.33	5.78	4.79

Material Change Date	Nov. 01, 2023
AssetsNet		$ 3,882,963,501
Holdings Count | Holding		122
Advisory Fees Paid, Amount		$ 36,864,032
InvestmentCompanyPortfolioTurnover		10.00%
Additional Fund Statistics [Text Block]
Total net assets	$3,882,963,501
# of portfolio holdings	122
Portfolio turnover rate	10%
Total advisory fees paid	$36,864,032

Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Taiwan Semiconductor Manufacturing Co. Ltd. ADR	6.5
Taiwan Semiconductor Manufacturing Co. Ltd.	5.3
Tencent Holdings Ltd.	5.3
Samsung Electronics Co. Ltd. Korea Exchange	4.8
Reliance Industries Ltd. London Stock Exchange GDR	3.7
Meituan Class B	2.5
Bharti Airtel Ltd.	2.3
HDFC Bank Ltd.	2.2
WH Group Ltd.	2.1
Alibaba Group Holding Ltd. New York Stock Exchange ADR	2.1

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	22.5
Communication services	17.1
Consumer staples	15.5
Financials	14.0
Consumer discretionary	13.1
Energy	5.7
Industrials	4.5
Materials	4.2
Real estate	1.7
Health care	1.7

Largest Holdings [Text Block]

COUNTRY ALLOCATION (% OF LONG-TERM INVESTMENTS)

China	20.6
India	17.2
Taiwan	15.9
South Korea	12.6
Brazil	5.3
Mexico	4.5
Hong Kong	4.4
Indonesia	4.1
South Africa	3.6
Thailand	2.6
Other	9.2

Material Fund Change Adviser [Text Block]		On October 16, 2024, Prashant Paroda was added as a portfolio manager to the Fund.
Summary of Change Legend [Text Block]		This is a summary of certain changes and planned changes to the Fund since November 1, 2023.
C000130053
Shareholder Report [Line Items]
Fund Name		Emerging Markets Equity Fund
Class Name		Class R6
Trading Symbol		EMGDX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Emerging Markets Equity Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$112	1.01%

Expenses Paid, Amount		$ 112
Expense Ratio, Percent		1.01%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Improving company fundamentals and macro tailwinds supported emerging market equities during the period. Key drivers included growing corporate focus on return on capital, momentum factor performance, China’s efforts to resuscitate its economy, resilient Indian economic growth, monetary easing, and demand for technology related to artificial intelligence. All sectors and 22 out of 24 countries rose. The top sectors were information technology (IT), financials, and consumer discretionary. Leading countries were Taiwan, India, and China. The portfolio benefited from strong stock selection in Taiwan, Poland, Chile, IT, and consumer discretionary. Taiwan Semiconductor Manufacturing Company Limited and Bharti Airtel Limited, the Indian telecom provider, were leading contributors. The portfolio was hurt by stock selection in India, Mexico, and financials and by being underweight to the strong Mexico market. Samsung Electronics Company, Limited, and AIA Group Limited, a pan-Asia insurance firm, were the largest detractors. During the period, the portfolio added exposure to Poland, materials, and industrials and reduced exposure to Mexico and consumer staples.

Performance Past Does Not Indicate Future [Text]		Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.
Line Graph [Table Text Block]
	Class R6	MSCI EM Index (Net) (USD)	MSCI ACWI ex USA Index (Net)
10/31/2014	$10,000	$10,000	$10,000
11/30/2014	$9,902	$9,894	$10,072
12/31/2014	$9,312	$9,438	$9,709
1/31/2015	$9,321	$9,495	$9,695
2/28/2015	$9,559	$9,789	$10,213
3/31/2015	$9,330	$9,650	$10,048
4/30/2015	$9,878	$10,392	$10,556
5/31/2015	$9,599	$9,976	$10,391
6/30/2015	$9,500	$9,717	$10,101
7/31/2015	$8,930	$9,043	$10,073
8/31/2015	$8,139	$8,225	$9,303
9/30/2015	$7,869	$7,978	$8,872
10/31/2015	$8,539	$8,547	$9,532
11/30/2015	$8,359	$8,213	$9,335
12/31/2015	$8,105	$8,030	$9,159
1/31/2016	$7,681	$7,509	$8,536
2/29/2016	$7,608	$7,497	$8,439
3/31/2016	$8,560	$8,489	$9,125
4/30/2016	$8,747	$8,535	$9,365
5/31/2016	$8,537	$8,217	$9,207
6/30/2016	$8,956	$8,545	$9,066
7/31/2016	$9,398	$8,975	$9,515
8/31/2016	$9,589	$9,198	$9,575
9/30/2016	$9,785	$9,317	$9,693
10/31/2016	$9,771	$9,339	$9,553
11/30/2016	$9,256	$8,909	$9,332
12/31/2016	$9,085	$8,929	$9,571
1/31/2017	$9,628	$9,417	$9,910
2/28/2017	$9,854	$9,705	$10,068
3/31/2017	$10,296	$9,950	$10,324
4/30/2017	$10,577	$10,168	$10,544
5/31/2017	$10,927	$10,469	$10,887
6/30/2017	$10,945	$10,574	$10,920
7/31/2017	$11,507	$11,205	$11,323
8/31/2017	$11,719	$11,455	$11,382
9/30/2017	$11,797	$11,409	$11,593
10/31/2017	$11,972	$11,809	$11,812
11/30/2017	$11,876	$11,833	$11,908
12/31/2017	$12,262	$12,257	$12,174
1/31/2018	$13,125	$13,279	$12,852
2/28/2018	$12,591	$12,667	$12,246
3/31/2018	$12,470	$12,431	$12,030
4/30/2018	$12,299	$12,376	$12,222
5/31/2018	$12,002	$11,938	$11,940
6/30/2018	$11,589	$11,442	$11,715
7/31/2018	$11,746	$11,693	$11,995
8/31/2018	$11,236	$11,377	$11,744
9/30/2018	$11,152	$11,316	$11,798
10/31/2018	$10,257	$10,331	$10,838
11/30/2018	$10,674	$10,757	$10,941
12/31/2018	$10,331	$10,472	$10,446
1/31/2019	$11,376	$11,389	$11,235
2/28/2019	$11,601	$11,414	$11,454
3/31/2019	$11,676	$11,510	$11,523
4/30/2019	$12,055	$11,752	$11,827
5/31/2019	$11,081	$10,900	$11,192
6/30/2019	$11,835	$11,580	$11,866
7/31/2019	$11,755	$11,438	$11,723
8/31/2019	$11,535	$10,881	$11,361
9/30/2019	$11,750	$11,088	$11,653
10/31/2019	$12,359	$11,556	$12,059
11/30/2019	$12,444	$11,540	$12,166
12/31/2019	$13,239	$12,401	$12,693
1/31/2020	$12,666	$11,823	$12,352
2/29/2020	$12,193	$11,199	$11,375
3/31/2020	$10,101	$9,474	$9,728
4/30/2020	$11,085	$10,342	$10,465
5/31/2020	$11,402	$10,421	$10,808
6/30/2020	$12,510	$11,187	$11,296
7/31/2020	$13,395	$12,187	$11,800
8/31/2020	$13,599	$12,457	$12,305
9/30/2020	$13,310	$12,257	$12,003
10/31/2020	$13,532	$12,509	$11,745
11/30/2020	$14,905	$13,666	$13,324
12/31/2020	$16,066	$14,671	$14,045
1/31/2021	$16,379	$15,121	$14,075
2/28/2021	$16,840	$15,236	$14,354
3/31/2021	$16,398	$15,006	$14,535
4/30/2021	$16,840	$15,380	$14,963
5/31/2021	$16,897	$15,737	$15,431
6/30/2021	$17,292	$15,764	$15,331
7/31/2021	$15,600	$14,703	$15,079
8/31/2021	$15,928	$15,088	$15,365
9/30/2021	$15,025	$14,488	$14,873
10/31/2021	$14,949	$14,631	$15,228
11/30/2021	$14,179	$14,035	$14,542
12/31/2021	$14,176	$14,298	$15,143
1/31/2022	$14,138	$14,027	$14,585
2/28/2022	$13,214	$13,608	$14,297
3/31/2022	$12,936	$13,301	$14,320
4/30/2022	$12,107	$12,561	$13,420
5/31/2022	$12,285	$12,616	$13,517
6/30/2022	$11,499	$11,778	$12,354
7/31/2022	$11,432	$11,749	$12,777
8/31/2022	$11,509	$11,798	$12,366
9/30/2022	$10,345	$10,415	$11,130
10/31/2022	$10,086	$10,092	$11,463
11/30/2022	$11,513	$11,588	$12,816
12/31/2022	$11,429	$11,425	$12,720
1/31/2023	$12,419	$12,328	$13,752
2/28/2023	$11,584	$11,528	$13,269
3/31/2023	$11,948	$11,877	$13,593
4/30/2023	$11,759	$11,743	$13,830
5/31/2023	$11,579	$11,546	$13,327
6/30/2023	$12,128	$11,984	$13,925
7/31/2023	$12,705	$12,730	$14,491
8/31/2023	$11,841	$11,946	$13,836
9/30/2023	$11,448	$11,633	$13,399
10/31/2023	$11,104	$11,181	$12,847
11/30/2023	$11,890	$12,076	$14,003
12/31/2023	$12,435	$12,548	$14,706
1/31/2024	$11,790	$11,966	$14,560
2/29/2024	$12,277	$12,535	$14,929
3/31/2024	$12,572	$12,845	$15,396
4/30/2024	$12,435	$12,903	$15,119
5/31/2024	$12,636	$12,976	$15,558
6/30/2024	$12,917	$13,488	$15,543
7/31/2024	$12,882	$13,528	$15,903
8/31/2024	$13,192	$13,746	$16,356
9/30/2024	$13,989	$14,664	$16,797
10/31/2024	$13,497	$14,012	$15,972

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R6	21.55	1.78	3.04
MSCI EM Index (Net) (USD) (Strategy)	25.32	3.93	3.43
MSCI ACWI ex USA Index (Net) (Regulatory)	24.33	5.78	4.79

Material Change Date	Nov. 01, 2023
AssetsNet		$ 3,882,963,501
Holdings Count | Holding		122
Advisory Fees Paid, Amount		$ 36,864,032
InvestmentCompanyPortfolioTurnover		10.00%
Additional Fund Statistics [Text Block]
Total net assets	$3,882,963,501
# of portfolio holdings	122
Portfolio turnover rate	10%
Total advisory fees paid	$36,864,032

Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Taiwan Semiconductor Manufacturing Co. Ltd. ADR	6.5
Taiwan Semiconductor Manufacturing Co. Ltd.	5.3
Tencent Holdings Ltd.	5.3
Samsung Electronics Co. Ltd. Korea Exchange	4.8
Reliance Industries Ltd. London Stock Exchange GDR	3.7
Meituan Class B	2.5
Bharti Airtel Ltd.	2.3
HDFC Bank Ltd.	2.2
WH Group Ltd.	2.1
Alibaba Group Holding Ltd. New York Stock Exchange ADR	2.1

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	22.5
Communication services	17.1
Consumer staples	15.5
Financials	14.0
Consumer discretionary	13.1
Energy	5.7
Industrials	4.5
Materials	4.2
Real estate	1.7
Health care	1.7

Largest Holdings [Text Block]

COUNTRY ALLOCATION (% OF LONG-TERM INVESTMENTS)

China	20.6
India	17.2
Taiwan	15.9
South Korea	12.6
Brazil	5.3
Mexico	4.5
Hong Kong	4.4
Indonesia	4.1
South Africa	3.6
Thailand	2.6
Other	9.2

Material Fund Change Adviser [Text Block]		On October 16, 2024, Prashant Paroda was added as a portfolio manager to the Fund.
Summary of Change Legend [Text Block]		This is a summary of certain changes and planned changes to the Fund since November 1, 2023.
C000089294
Shareholder Report [Line Items]
Fund Name		Emerging Markets Equity Fund
Class Name		Class C
Trading Symbol		EMGCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Emerging Markets Equity Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$240	2.18%

Expenses Paid, Amount		$ 240
Expense Ratio, Percent		2.18%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Improving company fundamentals and macro tailwinds supported emerging market equities during the period. Key drivers included growing corporate focus on return on capital, momentum factor performance, China’s efforts to resuscitate its economy, resilient Indian economic growth, monetary easing, and demand for technology related to artificial intelligence. All sectors and 22 out of 24 countries rose. The top sectors were information technology (IT), financials, and consumer discretionary. Leading countries were Taiwan, India, and China. The portfolio benefited from strong stock selection in Taiwan, Poland, Chile, IT, and consumer discretionary. Taiwan Semiconductor Manufacturing Company Limited and Bharti Airtel Limited, the Indian telecom provider, were leading contributors. The portfolio was hurt by stock selection in India, Mexico, and financials and by being underweight to the strong Mexico market. Samsung Electronics Company, Limited, and AIA Group Limited, a pan-Asia insurance firm, were the largest detractors. During the period, the portfolio added exposure to Poland, materials, and industrials and reduced exposure to Mexico and consumer staples.

Performance Past Does Not Indicate Future [Text]		Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.
Line Graph [Table Text Block]
	Class C with Load	MSCI EM Index (Net) (USD)	MSCI ACWI ex USA Index (Net)
10/31/2014	$10,000	$10,000	$10,000
11/30/2014	$9,895	$9,894	$10,072
12/31/2014	$9,293	$9,438	$9,709
1/31/2015	$9,293	$9,495	$9,695
2/28/2015	$9,520	$9,789	$10,213
3/31/2015	$9,282	$9,650	$10,048
4/30/2015	$9,818	$10,392	$10,556
5/31/2015	$9,531	$9,976	$10,391
6/30/2015	$9,426	$9,717	$10,101
7/31/2015	$8,851	$9,043	$10,073
8/31/2015	$8,056	$8,225	$9,303
9/30/2015	$7,786	$7,978	$8,872
10/31/2015	$8,437	$8,547	$9,532
11/30/2015	$8,250	$8,213	$9,335
12/31/2015	$7,990	$8,030	$9,159
1/31/2016	$7,565	$7,509	$8,536
2/29/2016	$7,488	$7,497	$8,439
3/31/2016	$8,415	$8,489	$9,125
4/30/2016	$8,592	$8,535	$9,365
5/31/2016	$8,377	$8,217	$9,207
6/30/2016	$8,780	$8,545	$9,066
7/31/2016	$9,199	$8,975	$9,515
8/31/2016	$9,382	$9,198	$9,575
9/30/2016	$9,564	$9,317	$9,693
10/31/2016	$9,542	$9,339	$9,553
11/30/2016	$9,028	$8,909	$9,332
12/31/2016	$8,851	$8,929	$9,571
1/31/2017	$9,376	$9,417	$9,910
2/28/2017	$9,586	$9,705	$10,068
3/31/2017	$10,006	$9,950	$10,324
4/30/2017	$10,265	$10,168	$10,544
5/31/2017	$10,596	$10,469	$10,887
6/30/2017	$10,602	$10,574	$10,920
7/31/2017	$11,137	$11,205	$11,323
8/31/2017	$11,331	$11,455	$11,382
9/30/2017	$11,397	$11,409	$11,593
10/31/2017	$11,552	$11,809	$11,812
11/30/2017	$11,447	$11,833	$11,908
12/31/2017	$11,806	$12,257	$12,174
1/31/2018	$12,628	$13,279	$12,852
2/28/2018	$12,104	$12,667	$12,246
3/31/2018	$11,977	$12,431	$12,030
4/30/2018	$11,795	$12,376	$12,222
5/31/2018	$11,496	$11,938	$11,940
6/30/2018	$11,093	$11,442	$11,715
7/31/2018	$11,231	$11,693	$11,995
8/31/2018	$10,734	$11,377	$11,744
9/30/2018	$10,646	$11,316	$11,798
10/31/2018	$9,779	$10,331	$10,838
11/30/2018	$10,166	$10,757	$10,941
12/31/2018	$9,834	$10,472	$10,446
1/31/2019	$10,817	$11,389	$11,235
2/28/2019	$11,016	$11,414	$11,454
3/31/2019	$11,077	$11,510	$11,523
4/30/2019	$11,430	$11,752	$11,827
5/31/2019	$10,491	$10,900	$11,192
6/30/2019	$11,198	$11,580	$11,866
7/31/2019	$11,110	$11,438	$11,723
8/31/2019	$10,889	$10,881	$11,361
9/30/2019	$11,082	$11,088	$11,653
10/31/2019	$11,646	$11,556	$12,059
11/30/2019	$11,712	$11,540	$12,166
12/31/2019	$12,452	$12,401	$12,693
1/31/2020	$11,900	$11,823	$12,352
2/29/2020	$11,441	$11,199	$11,375
3/31/2020	$9,470	$9,474	$9,728
4/30/2020	$10,381	$10,342	$10,465
5/31/2020	$10,674	$10,421	$10,808
6/30/2020	$11,695	$11,187	$11,296
7/31/2020	$12,507	$12,187	$11,800
8/31/2020	$12,706	$12,457	$12,305
9/30/2020	$12,424	$12,257	$12,003
10/31/2020	$12,623	$12,509	$11,745
11/30/2020	$13,887	$13,666	$13,324
12/31/2020	$14,953	$14,671	$14,045
1/31/2021	$15,229	$15,121	$14,075
2/28/2021	$15,649	$15,236	$14,354
3/31/2021	$15,218	$15,006	$14,535
4/30/2021	$15,610	$15,380	$14,963
5/31/2021	$15,649	$15,737	$15,431
6/30/2021	$16,002	$15,764	$15,331
7/31/2021	$14,423	$14,703	$15,079
8/31/2021	$14,710	$15,088	$15,365
9/30/2021	$13,860	$14,488	$14,873
10/31/2021	$13,777	$14,631	$15,228
11/30/2021	$13,059	$14,035	$14,542
12/31/2021	$13,043	$14,298	$15,143
1/31/2022	$12,993	$14,027	$14,585
2/28/2022	$12,131	$13,608	$14,297
3/31/2022	$11,861	$13,301	$14,320
4/30/2022	$11,093	$12,561	$13,420
5/31/2022	$11,242	$12,616	$13,517
6/30/2022	$10,514	$11,778	$12,354
7/31/2022	$10,442	$11,749	$12,777
8/31/2022	$10,502	$11,798	$12,366
9/30/2022	$9,431	$10,415	$11,130
10/31/2022	$9,188	$10,092	$11,463
11/30/2022	$10,486	$11,588	$12,816
12/31/2022	$10,403	$11,425	$12,720
1/31/2023	$11,302	$12,328	$13,752
2/28/2023	$10,536	$11,528	$13,269
3/31/2023	$10,862	$11,877	$13,593
4/30/2023	$10,687	$11,743	$13,830
5/31/2023	$10,522	$11,546	$13,327
6/30/2023	$11,018	$11,984	$13,925
7/31/2023	$11,536	$12,730	$14,491
8/31/2023	$10,747	$11,946	$13,836
9/30/2023	$10,389	$11,633	$13,399
10/31/2023	$10,077	$11,181	$12,847
11/30/2023	$10,784	$12,076	$14,003
12/31/2023	$11,275	$12,548	$14,706
1/31/2024	$10,687	$11,966	$14,560
2/29/2024	$11,123	$12,535	$14,929
3/31/2024	$11,387	$12,845	$15,396
4/30/2024	$11,257	$12,903	$15,119
5/31/2024	$11,438	$12,976	$15,558
6/30/2024	$11,683	$13,488	$15,543
7/31/2024	$11,655	$13,528	$15,903
8/31/2024	$11,924	$13,746	$16,356
9/30/2024	$12,642	$14,664	$16,797
10/31/2024	$12,197	$14,012	$15,972

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class C	20.17	0.62	2.01
Class C with Load	19.17	0.62	2.01
MSCI EM Index (Net) (USD) (Strategy)	25.32	3.93	3.43
MSCI ACWI ex USA Index (Net) (Regulatory)	24.33	5.78	4.79

Material Change Date	Nov. 01, 2023
AssetsNet		$ 3,882,963,501
Holdings Count | Holding		122
Advisory Fees Paid, Amount		$ 36,864,032
InvestmentCompanyPortfolioTurnover		10.00%
Additional Fund Statistics [Text Block]
Total net assets	$3,882,963,501
# of portfolio holdings	122
Portfolio turnover rate	10%
Total advisory fees paid	$36,864,032

Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Taiwan Semiconductor Manufacturing Co. Ltd. ADR	6.5
Taiwan Semiconductor Manufacturing Co. Ltd.	5.3
Tencent Holdings Ltd.	5.3
Samsung Electronics Co. Ltd. Korea Exchange	4.8
Reliance Industries Ltd. London Stock Exchange GDR	3.7
Meituan Class B	2.5
Bharti Airtel Ltd.	2.3
HDFC Bank Ltd.	2.2
WH Group Ltd.	2.1
Alibaba Group Holding Ltd. New York Stock Exchange ADR	2.1

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	22.5
Communication services	17.1
Consumer staples	15.5
Financials	14.0
Consumer discretionary	13.1
Energy	5.7
Industrials	4.5
Materials	4.2
Real estate	1.7
Health care	1.7

Largest Holdings [Text Block]

COUNTRY ALLOCATION (% OF LONG-TERM INVESTMENTS)

China	20.6
India	17.2
Taiwan	15.9
South Korea	12.6
Brazil	5.3
Mexico	4.5
Hong Kong	4.4
Indonesia	4.1
South Africa	3.6
Thailand	2.6
Other	9.2

Material Fund Change Adviser [Text Block]		On October 16, 2024, Prashant Paroda was added as a portfolio manager to the Fund.
Summary of Change Legend [Text Block]		This is a summary of certain changes and planned changes to the Fund since November 1, 2023.
C000089292
Shareholder Report [Line Items]
Fund Name		Emerging Markets Equity Fund
Class Name		Class A
Trading Symbol		EMGAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Emerging Markets Equity Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$157	1.42%

Expenses Paid, Amount		$ 157
Expense Ratio, Percent		1.42%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Improving company fundamentals and macro tailwinds supported emerging market equities during the period. Key drivers included growing corporate focus on return on capital, momentum factor performance, China’s efforts to resuscitate its economy, resilient Indian economic growth, monetary easing, and demand for technology related to artificial intelligence. All sectors and 22 out of 24 countries rose. The top sectors were information technology (IT), financials, and consumer discretionary. Leading countries were Taiwan, India, and China. The portfolio benefited from strong stock selection in Taiwan, Poland, Chile, IT, and consumer discretionary. Taiwan Semiconductor Manufacturing Company Limited and Bharti Airtel Limited, the Indian telecom provider, were leading contributors. The portfolio was hurt by stock selection in India, Mexico, and financials and by being underweight to the strong Mexico market. Samsung Electronics Company, Limited, and AIA Group Limited, a pan-Asia insurance firm, were the largest detractors. During the period, the portfolio added exposure to Poland, materials, and industrials and reduced exposure to Mexico and consumer staples.

Performance Past Does Not Indicate Future [Text]		Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.
Line Graph [Table Text Block]
	Class A with Load	MSCI EM Index (Net) (USD)	MSCI ACWI ex USA Index (Net)
10/31/2014	$9,424	$10,000	$10,000
11/30/2014	$9,327	$9,894	$10,072
12/31/2014	$8,766	$9,438	$9,709
1/31/2015	$8,770	$9,495	$9,695
2/28/2015	$8,992	$9,789	$10,213
3/31/2015	$8,775	$9,650	$10,048
4/30/2015	$9,288	$10,392	$10,556
5/31/2015	$9,018	$9,976	$10,391
6/30/2015	$8,925	$9,717	$10,101
7/31/2015	$8,385	$9,043	$10,073
8/31/2015	$7,637	$8,225	$9,303
9/30/2015	$7,385	$7,978	$8,872
10/31/2015	$8,009	$8,547	$9,532
11/30/2015	$7,836	$8,213	$9,335
12/31/2015	$7,593	$8,030	$9,159
1/31/2016	$7,197	$7,509	$8,536
2/29/2016	$7,125	$7,497	$8,439
3/31/2016	$8,016	$8,489	$9,125
4/30/2016	$8,185	$8,535	$9,365
5/31/2016	$7,989	$8,217	$9,207
6/30/2016	$8,377	$8,545	$9,066
7/31/2016	$8,786	$8,975	$9,515
8/31/2016	$8,965	$9,198	$9,575
9/30/2016	$9,143	$9,317	$9,693
10/31/2016	$9,125	$9,339	$9,553
11/30/2016	$8,639	$8,909	$9,332
12/31/2016	$8,478	$8,929	$9,571
1/31/2017	$8,984	$9,417	$9,910
2/28/2017	$9,191	$9,705	$10,068
3/31/2017	$9,603	$9,950	$10,324
4/30/2017	$9,859	$10,168	$10,544
5/31/2017	$10,181	$10,469	$10,887
6/30/2017	$10,195	$10,574	$10,920
7/31/2017	$10,715	$11,205	$11,323
8/31/2017	$10,908	$11,455	$11,382
9/30/2017	$10,979	$11,409	$11,593
10/31/2017	$11,132	$11,809	$11,812
11/30/2017	$11,038	$11,833	$11,908
12/31/2017	$11,396	$12,257	$12,174
1/31/2018	$12,195	$13,279	$12,852
2/28/2018	$11,696	$12,667	$12,246
3/31/2018	$11,580	$12,431	$12,030
4/30/2018	$11,413	$12,376	$12,222
5/31/2018	$11,131	$11,938	$11,940
6/30/2018	$10,744	$11,442	$11,715
7/31/2018	$10,888	$11,693	$11,995
8/31/2018	$10,412	$11,377	$11,744
9/30/2018	$10,331	$11,316	$11,798
10/31/2018	$9,501	$10,331	$10,838
11/30/2018	$9,882	$10,757	$10,941
12/31/2018	$9,562	$10,472	$10,446
1/31/2019	$10,522	$11,389	$11,235
2/28/2019	$10,729	$11,414	$11,454
3/31/2019	$10,793	$11,510	$11,523
4/30/2019	$11,139	$11,752	$11,827
5/31/2019	$10,238	$10,900	$11,192
6/30/2019	$10,928	$11,580	$11,866
7/31/2019	$10,851	$11,438	$11,723
8/31/2019	$10,644	$10,881	$11,361
9/30/2019	$10,838	$11,088	$11,653
10/31/2019	$11,396	$11,556	$12,059
11/30/2019	$11,468	$11,540	$12,166
12/31/2019	$12,199	$12,401	$12,693
1/31/2020	$11,668	$11,823	$12,352
2/29/2020	$11,228	$11,199	$11,375
3/31/2020	$9,295	$9,474	$9,728
4/30/2020	$10,198	$10,342	$10,465
5/31/2020	$10,488	$10,421	$10,808
6/30/2020	$11,500	$11,187	$11,296
7/31/2020	$12,312	$12,187	$11,800
8/31/2020	$12,494	$12,457	$12,305
9/30/2020	$12,226	$12,257	$12,003
10/31/2020	$12,426	$12,509	$11,745
11/30/2020	$13,682	$13,666	$13,324
12/31/2020	$14,744	$14,671	$14,045
1/31/2021	$15,025	$15,121	$14,075
2/28/2021	$15,443	$15,236	$14,354
3/31/2021	$15,030	$15,006	$14,535
4/30/2021	$15,429	$15,380	$14,963
5/31/2021	$15,475	$15,737	$15,431
6/30/2021	$15,833	$15,764	$15,331
7/31/2021	$14,281	$14,703	$15,079
8/31/2021	$14,571	$15,088	$15,365
9/30/2021	$13,741	$14,488	$14,873
10/31/2021	$13,668	$14,631	$15,228
11/30/2021	$12,960	$14,035	$14,542
12/31/2021	$12,955	$14,298	$15,143
1/31/2022	$12,914	$14,027	$14,585
2/28/2022	$12,068	$13,608	$14,297
3/31/2022	$11,804	$13,301	$14,320
4/30/2022	$11,048	$12,561	$13,420
5/31/2022	$11,203	$12,616	$13,517
6/30/2022	$10,484	$11,778	$12,354
7/31/2022	$10,420	$11,749	$12,777
8/31/2022	$10,484	$11,798	$12,366
9/30/2022	$9,424	$10,415	$11,130
10/31/2022	$9,183	$10,092	$11,463
11/30/2022	$10,479	$11,588	$12,816
12/31/2022	$10,397	$11,425	$12,720
1/31/2023	$11,295	$12,328	$13,752
2/28/2023	$10,530	$11,528	$13,269
3/31/2023	$10,855	$11,877	$13,593
4/30/2023	$10,681	$11,743	$13,830
5/31/2023	$10,516	$11,546	$13,327
6/30/2023	$11,011	$11,984	$13,925
7/31/2023	$11,529	$12,730	$14,491
8/31/2023	$10,740	$11,946	$13,836
9/30/2023	$10,383	$11,633	$13,399
10/31/2023	$10,071	$11,181	$12,847
11/30/2023	$10,777	$12,076	$14,003
12/31/2023	$11,268	$12,548	$14,706
1/31/2024	$10,680	$11,966	$14,560
2/29/2024	$11,116	$12,535	$14,929
3/31/2024	$11,380	$12,845	$15,396
4/30/2024	$11,250	$12,903	$15,119
5/31/2024	$11,430	$12,976	$15,558
6/30/2024	$11,676	$13,488	$15,543
7/31/2024	$11,648	$13,528	$15,903
8/31/2024	$11,917	$13,746	$16,356
9/30/2024	$12,634	$14,664	$16,797
10/31/2024	$12,190	$14,012	$15,972

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A	21.04	1.36	2.61
Class A with Load	14.08	0.16	2.00
MSCI EM Index (Net) (USD) (Strategy)	25.32	3.93	3.43
MSCI ACWI ex USA Index (Net) (Regulatory)	24.33	5.78	4.79

Material Change Date	Nov. 01, 2023
AssetsNet		$ 3,882,963,501
Holdings Count | Holding		122
Advisory Fees Paid, Amount		$ 36,864,032
InvestmentCompanyPortfolioTurnover		10.00%
Additional Fund Statistics [Text Block]
Total net assets	$3,882,963,501
# of portfolio holdings	122
Portfolio turnover rate	10%
Total advisory fees paid	$36,864,032

Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Taiwan Semiconductor Manufacturing Co. Ltd. ADR	6.5
Taiwan Semiconductor Manufacturing Co. Ltd.	5.3
Tencent Holdings Ltd.	5.3
Samsung Electronics Co. Ltd. Korea Exchange	4.8
Reliance Industries Ltd. London Stock Exchange GDR	3.7
Meituan Class B	2.5
Bharti Airtel Ltd.	2.3
HDFC Bank Ltd.	2.2
WH Group Ltd.	2.1
Alibaba Group Holding Ltd. New York Stock Exchange ADR	2.1

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	22.5
Communication services	17.1
Consumer staples	15.5
Financials	14.0
Consumer discretionary	13.1
Energy	5.7
Industrials	4.5
Materials	4.2
Real estate	1.7
Health care	1.7

Largest Holdings [Text Block]

COUNTRY ALLOCATION (% OF LONG-TERM INVESTMENTS)

China	20.6
India	17.2
Taiwan	15.9
South Korea	12.6
Brazil	5.3
Mexico	4.5
Hong Kong	4.4
Indonesia	4.1
South Africa	3.6
Thailand	2.6
Other	9.2

Material Fund Change Adviser [Text Block]		On October 16, 2024, Prashant Paroda was added as a portfolio manager to the Fund.
Summary of Change Legend [Text Block]		This is a summary of certain changes and planned changes to the Fund since November 1, 2023.
C000089295
Shareholder Report [Line Items]
Fund Name		Emerging Markets Equity Fund
Class Name		Administrator Class
Trading Symbol		EMGYX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Emerging Markets Equity Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$150	1.36%

Expenses Paid, Amount		$ 150
Expense Ratio, Percent		1.36%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Improving company fundamentals and macro tailwinds supported emerging market equities during the period. Key drivers included growing corporate focus on return on capital, momentum factor performance, China’s efforts to resuscitate its economy, resilient Indian economic growth, monetary easing, and demand for technology related to artificial intelligence. All sectors and 22 out of 24 countries rose. The top sectors were information technology (IT), financials, and consumer discretionary. Leading countries were Taiwan, India, and China. The portfolio benefited from strong stock selection in Taiwan, Poland, Chile, IT, and consumer discretionary. Taiwan Semiconductor Manufacturing Company Limited and Bharti Airtel Limited, the Indian telecom provider, were leading contributors. The portfolio was hurt by stock selection in India, Mexico, and financials and by being underweight to the strong Mexico market. Samsung Electronics Company, Limited, and AIA Group Limited, a pan-Asia insurance firm, were the largest detractors. During the period, the portfolio added exposure to Poland, materials, and industrials and reduced exposure to Mexico and consumer staples.

Performance Past Does Not Indicate Future [Text]		Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.
Line Graph [Table Text Block]
	Administrator Class	MSCI EM Index (Net) (USD)	MSCI ACWI ex USA Index (Net)
10/31/2014	$10,000	$10,000	$10,000
11/30/2014	$9,902	$9,894	$10,072
12/31/2014	$9,302	$9,438	$9,709
1/31/2015	$9,311	$9,495	$9,695
2/28/2015	$9,549	$9,789	$10,213
3/31/2015	$9,316	$9,650	$10,048
4/30/2015	$9,862	$10,392	$10,556
5/31/2015	$9,580	$9,976	$10,391
6/30/2015	$9,481	$9,717	$10,101
7/31/2015	$8,908	$9,043	$10,073
8/31/2015	$8,115	$8,225	$9,303
9/30/2015	$7,846	$7,978	$8,872
10/31/2015	$8,509	$8,547	$9,532
11/30/2015	$8,330	$8,213	$9,335
12/31/2015	$8,070	$8,030	$9,159
1/31/2016	$7,651	$7,509	$8,536
2/29/2016	$7,574	$7,497	$8,439
3/31/2016	$8,521	$8,489	$9,125
4/30/2016	$8,706	$8,535	$9,365
5/31/2016	$8,494	$8,217	$9,207
6/30/2016	$8,909	$8,545	$9,066
7/31/2016	$9,341	$8,975	$9,515
8/31/2016	$9,531	$9,198	$9,575
9/30/2016	$9,725	$9,317	$9,693
10/31/2016	$9,707	$9,339	$9,553
11/30/2016	$9,193	$8,909	$9,332
12/31/2016	$9,020	$8,929	$9,571
1/31/2017	$9,561	$9,417	$9,910
2/28/2017	$9,779	$9,705	$10,068
3/31/2017	$10,216	$9,950	$10,324
4/30/2017	$10,493	$10,168	$10,544
5/31/2017	$10,838	$10,469	$10,887
6/30/2017	$10,847	$10,574	$10,920
7/31/2017	$11,406	$11,205	$11,323
8/31/2017	$11,611	$11,455	$11,382
9/30/2017	$11,688	$11,409	$11,593
10/31/2017	$11,852	$11,809	$11,812
11/30/2017	$11,752	$11,833	$11,908
12/31/2017	$12,134	$12,257	$12,174
1/31/2018	$12,987	$13,279	$12,852
2/28/2018	$12,453	$12,667	$12,246
3/31/2018	$12,334	$12,431	$12,030
4/30/2018	$12,156	$12,376	$12,222
5/31/2018	$11,860	$11,938	$11,940
6/30/2018	$11,449	$11,442	$11,715
7/31/2018	$11,599	$11,693	$11,995
8/31/2018	$11,097	$11,377	$11,744
9/30/2018	$11,011	$11,316	$11,798
10/31/2018	$10,125	$10,331	$10,838
11/30/2018	$10,531	$10,757	$10,941
12/31/2018	$10,191	$10,472	$10,446
1/31/2019	$11,219	$11,389	$11,235
2/28/2019	$11,439	$11,414	$11,454
3/31/2019	$11,508	$11,510	$11,523
4/30/2019	$11,879	$11,752	$11,827
5/31/2019	$10,916	$10,900	$11,192
6/30/2019	$11,655	$11,580	$11,866
7/31/2019	$11,572	$11,438	$11,723
8/31/2019	$11,356	$10,881	$11,361
9/30/2019	$11,563	$11,088	$11,653
10/31/2019	$12,159	$11,556	$12,059
11/30/2019	$12,237	$11,540	$12,166
12/31/2019	$13,018	$12,401	$12,693
1/31/2020	$12,454	$11,823	$12,352
2/29/2020	$11,982	$11,199	$11,375
3/31/2020	$9,921	$9,474	$9,728
4/30/2020	$10,887	$10,342	$10,465
5/31/2020	$11,201	$10,421	$10,808
6/30/2020	$12,283	$11,187	$11,296
7/31/2020	$13,147	$12,187	$11,800
8/31/2020	$13,475	$12,457	$12,305
9/30/2020	$13,184	$12,257	$12,003
10/31/2020	$13,406	$12,509	$11,745
11/30/2020	$14,760	$13,666	$13,324
12/31/2020	$15,906	$14,671	$14,045
1/31/2021	$16,211	$15,121	$14,075
2/28/2021	$16,664	$15,236	$14,354
3/31/2021	$16,220	$15,006	$14,535
4/30/2021	$16,650	$15,380	$14,963
5/31/2021	$16,701	$15,737	$15,431
6/30/2021	$17,090	$15,764	$15,331
7/31/2021	$15,411	$14,703	$15,079
8/31/2021	$15,730	$15,088	$15,365
9/30/2021	$14,832	$14,488	$14,873
10/31/2021	$14,758	$14,631	$15,228
11/30/2021	$13,995	$14,035	$14,542
12/31/2021	$13,984	$14,298	$15,143
1/31/2022	$13,942	$14,027	$14,585
2/28/2022	$13,028	$13,608	$14,297
3/31/2022	$12,749	$13,301	$14,320
4/30/2022	$11,928	$12,561	$13,420
5/31/2022	$12,100	$12,616	$13,517
6/30/2022	$11,324	$11,778	$12,354
7/31/2022	$11,259	$11,749	$12,777
8/31/2022	$11,334	$11,798	$12,366
9/30/2022	$10,183	$10,415	$11,130
10/31/2022	$9,927	$10,092	$11,463
11/30/2022	$11,329	$11,588	$12,816
12/31/2022	$11,237	$11,425	$12,720
1/31/2023	$12,211	$12,328	$13,752
2/28/2023	$11,382	$11,528	$13,269
3/31/2023	$11,738	$11,877	$13,593
4/30/2023	$11,551	$11,743	$13,830
5/31/2023	$11,373	$11,546	$13,327
6/30/2023	$11,907	$11,984	$13,925
7/31/2023	$12,469	$12,730	$14,491
8/31/2023	$11,616	$11,946	$13,836
9/30/2023	$11,228	$11,633	$13,399
10/31/2023	$10,891	$11,181	$12,847
11/30/2023	$11,659	$12,076	$14,003
12/31/2023	$12,187	$12,548	$14,706
1/31/2024	$11,553	$11,966	$14,560
2/29/2024	$12,026	$12,535	$14,929
3/31/2024	$12,310	$12,845	$15,396
4/30/2024	$12,173	$12,903	$15,119
5/31/2024	$12,366	$12,976	$15,558
6/30/2024	$12,636	$13,488	$15,543
7/31/2024	$12,603	$13,528	$15,903
8/31/2024	$12,896	$13,746	$16,356
9/30/2024	$13,672	$14,664	$16,797
10/31/2024	$13,189	$14,012	$15,972

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Administrator Class	21.11	1.64	2.81
MSCI EM Index (Net) (USD) (Strategy)	25.32	3.93	3.43
MSCI ACWI ex USA Index (Net) (Regulatory)	24.33	5.78	4.79

Material Change Date	Nov. 01, 2023
AssetsNet		$ 3,882,963,501
Holdings Count | Holding		122
Advisory Fees Paid, Amount		$ 36,864,032
InvestmentCompanyPortfolioTurnover		10.00%
Additional Fund Statistics [Text Block]
Total net assets	$3,882,963,501
# of portfolio holdings	122
Portfolio turnover rate	10%
Total advisory fees paid	$36,864,032

Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Taiwan Semiconductor Manufacturing Co. Ltd. ADR	6.5
Taiwan Semiconductor Manufacturing Co. Ltd.	5.3
Tencent Holdings Ltd.	5.3
Samsung Electronics Co. Ltd. Korea Exchange	4.8
Reliance Industries Ltd. London Stock Exchange GDR	3.7
Meituan Class B	2.5
Bharti Airtel Ltd.	2.3
HDFC Bank Ltd.	2.2
WH Group Ltd.	2.1
Alibaba Group Holding Ltd. New York Stock Exchange ADR	2.1

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	22.5
Communication services	17.1
Consumer staples	15.5
Financials	14.0
Consumer discretionary	13.1
Energy	5.7
Industrials	4.5
Materials	4.2
Real estate	1.7
Health care	1.7

Largest Holdings [Text Block]

COUNTRY ALLOCATION (% OF LONG-TERM INVESTMENTS)

China	20.6
India	17.2
Taiwan	15.9
South Korea	12.6
Brazil	5.3
Mexico	4.5
Hong Kong	4.4
Indonesia	4.1
South Africa	3.6
Thailand	2.6
Other	9.2

Material Fund Change Adviser [Text Block]		On October 16, 2024, Prashant Paroda was added as a portfolio manager to the Fund.
Summary of Change Legend [Text Block]		This is a summary of certain changes and planned changes to the Fund since November 1, 2023.
C000114592
Shareholder Report [Line Items]
Fund Name		Emerging Markets Equity Income Fund
Class Name		Institutional Class
Trading Symbol		EQIIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Emerging Markets Equity Income Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$140	1.22%

Expenses Paid, Amount		$ 140
Expense Ratio, Percent		1.22%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Emerging market equities rose sharply, led by countries within Asia Pacific, as strength from artificial intelligence (AI) and semiconductor demand, stable growth, and improving fundamentals bolstered China and Taiwan. India rose sharply on strong corporate earnings, positive economic data, and market inflows as investors revered its infrastructure investments and technological innovation. In contrast, weakness in Latin America was caused by higher inflation, weakening currencies, and political concerns.

Contributors included Bajaj Auto, on strong earnings and a promising outlook for two-wheelers and electric vehicles. Aircraft manufacturer Embraer had better-than-expected earnings and an upgrade to investment grade. Samsung Electronics Ltd. Pfd., detracted, falling after its HBM chips failed to pass NVIDIA’s suitability for inclusion into its AI processors, as did Arabian Drilling Co., which faltered after three of its offshore drilling rigs were suspended.

We remain optimistic about emerging markets on improved economic momentum, accommodative policies, attractive valuations, a favorable emerging market growth premium, and low investor positioning.

Performance Past Does Not Indicate Future [Text]		Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.
Line Graph [Table Text Block]
	Institutional Class	MSCI EM Index (Net) (USD)	MSCI EM High Dividend Yield Index (Net) (USD)	MSCI ACWI ex USA Index (Net)
10/31/2014	$10,000	$10,000	$10,000	$10,000
11/30/2014	$9,922	$9,894	$9,753	$10,072
12/31/2014	$9,627	$9,438	$9,281	$9,709
1/31/2015	$9,654	$9,495	$9,231	$9,695
2/28/2015	$9,893	$9,789	$9,634	$10,213
3/31/2015	$9,698	$9,650	$9,407	$10,048
4/30/2015	$10,401	$10,392	$10,438	$10,556
5/31/2015	$10,132	$9,976	$9,873	$10,391
6/30/2015	$9,964	$9,717	$9,749	$10,101
7/31/2015	$9,580	$9,043	$8,991	$10,073
8/31/2015	$8,830	$8,225	$8,140	$9,303
9/30/2015	$8,494	$7,978	$7,635	$8,872
10/31/2015	$9,005	$8,547	$8,119	$9,532
11/30/2015	$8,712	$8,213	$7,617	$9,335
12/31/2015	$8,680	$8,030	$7,326	$9,159
1/31/2016	$8,300	$7,509	$6,928	$8,536
2/29/2016	$8,246	$7,497	$6,983	$8,439
3/31/2016	$8,990	$8,489	$7,840	$9,125
4/30/2016	$9,017	$8,535	$7,939	$9,365
5/31/2016	$8,681	$8,217	$7,507	$9,207
6/30/2016	$9,007	$8,545	$7,926	$9,066
7/31/2016	$9,376	$8,975	$8,242	$9,515
8/31/2016	$9,428	$9,198	$8,359	$9,575
9/30/2016	$9,484	$9,317	$8,514	$9,693
10/31/2016	$9,530	$9,339	$8,555	$9,553
11/30/2016	$9,106	$8,909	$8,333	$9,332
12/31/2016	$9,137	$8,929	$8,511	$9,571
1/31/2017	$9,584	$9,417	$8,758	$9,910
2/28/2017	$9,909	$9,705	$9,077	$10,068
3/31/2017	$10,070	$9,950	$9,132	$10,324
4/30/2017	$10,122	$10,168	$9,256	$10,544
5/31/2017	$10,220	$10,469	$9,375	$10,887
6/30/2017	$10,334	$10,574	$9,410	$10,920
7/31/2017	$10,697	$11,205	$9,828	$11,323
8/31/2017	$10,864	$11,455	$10,150	$11,382
9/30/2017	$10,816	$11,409	$9,887	$11,593
10/31/2017	$11,066	$11,809	$10,086	$11,812
11/30/2017	$10,971	$11,833	$10,055	$11,908
12/31/2017	$11,418	$12,257	$10,517	$12,174
1/31/2018	$12,424	$13,279	$11,433	$12,852
2/28/2018	$11,836	$12,667	$11,143	$12,246
3/31/2018	$11,796	$12,431	$11,041	$12,030
4/30/2018	$11,676	$12,376	$10,792	$12,222
5/31/2018	$11,190	$11,938	$10,355	$11,940
6/30/2018	$10,534	$11,442	$9,905	$11,715
7/31/2018	$10,896	$11,693	$10,382	$11,995
8/31/2018	$10,621	$11,377	$10,169	$11,744
9/30/2018	$10,849	$11,316	$10,352	$11,798
10/31/2018	$10,057	$10,331	$9,615	$10,838
11/30/2018	$10,290	$10,757	$9,860	$10,941
12/31/2018	$10,119	$10,472	$9,727	$10,446
1/31/2019	$11,006	$11,389	$10,474	$11,235
2/28/2019	$11,031	$11,414	$10,402	$11,454
3/31/2019	$10,948	$11,510	$10,367	$11,523
4/30/2019	$11,089	$11,752	$10,534	$11,827
5/31/2019	$10,446	$10,900	$10,054	$11,192
6/30/2019	$11,054	$11,580	$10,649	$11,866
7/31/2019	$10,799	$11,438	$10,427	$11,723
8/31/2019	$10,393	$10,881	$9,876	$11,361
9/30/2019	$10,681	$11,088	$10,132	$11,653
10/31/2019	$11,188	$11,556	$10,547	$12,059
11/30/2019	$10,997	$11,540	$10,467	$12,166
12/31/2019	$11,830	$12,401	$11,281	$12,693
1/31/2020	$11,020	$11,823	$10,497	$12,352
2/29/2020	$10,571	$11,199	$9,841	$11,375
3/31/2020	$8,649	$9,474	$8,289	$9,728
4/30/2020	$9,320	$10,342	$9,010	$10,465
5/31/2020	$9,306	$10,421	$8,916	$10,808
6/30/2020	$9,739	$11,187	$9,073	$11,296
7/31/2020	$10,675	$12,187	$9,319	$11,800
8/31/2020	$10,683	$12,457	$9,373	$12,305
9/30/2020	$10,489	$12,257	$9,012	$12,003
10/31/2020	$10,568	$12,509	$8,947	$11,745
11/30/2020	$11,867	$13,666	$10,188	$13,324
12/31/2020	$12,759	$14,671	$10,761	$14,045
1/31/2021	$13,087	$15,121	$10,729	$14,075
2/28/2021	$13,457	$15,236	$11,136	$14,354
3/31/2021	$13,441	$15,006	$11,591	$14,535
4/30/2021	$13,532	$15,380	$11,715	$14,963
5/31/2021	$13,876	$15,737	$12,087	$15,431
6/30/2021	$13,817	$15,764	$11,858	$15,331
7/31/2021	$13,290	$14,703	$11,441	$15,079
8/31/2021	$13,636	$15,088	$11,760	$15,365
9/30/2021	$13,116	$14,488	$11,465	$14,873
10/31/2021	$13,239	$14,631	$11,381	$15,228
11/30/2021	$12,659	$14,035	$11,077	$14,542
12/31/2021	$13,157	$14,298	$11,662	$15,143
1/31/2022	$13,325	$14,027	$11,733	$14,585
2/28/2022	$12,894	$13,608	$11,484	$14,297
3/31/2022	$12,701	$13,301	$11,103	$14,320
4/30/2022	$11,932	$12,561	$10,482	$13,420
5/31/2022	$12,160	$12,616	$10,550	$13,517
6/30/2022	$11,199	$11,778	$9,556	$12,354
7/31/2022	$11,184	$11,749	$9,479	$12,777
8/31/2022	$11,069	$11,798	$9,405	$12,366
9/30/2022	$9,931	$10,415	$8,624	$11,130
10/31/2022	$9,739	$10,092	$8,480	$11,463
11/30/2022	$11,077	$11,588	$9,712	$12,816
12/31/2022	$10,799	$11,425	$9,503	$12,720
1/31/2023	$11,761	$12,328	$10,062	$13,752
2/28/2023	$11,044	$11,528	$9,732	$13,269
3/31/2023	$11,353	$11,877	$10,026	$13,593
4/30/2023	$11,316	$11,743	$10,141	$13,830
5/31/2023	$11,019	$11,546	$9,882	$13,327
6/30/2023	$11,517	$11,984	$10,216	$13,925
7/31/2023	$12,068	$12,730	$10,906	$14,491
8/31/2023	$11,302	$11,946	$10,357	$13,836
9/30/2023	$11,084	$11,633	$10,302	$13,399
10/31/2023	$10,708	$11,181	$9,910	$12,847
11/30/2023	$11,546	$12,076	$10,648	$14,003
12/31/2023	$12,122	$12,548	$11,278	$14,706
1/31/2024	$11,900	$11,966	$10,921	$14,560
2/29/2024	$12,477	$12,535	$11,354	$14,929
3/31/2024	$12,744	$12,845	$11,523	$15,396
4/30/2024	$12,866	$12,903	$11,462	$15,119
5/31/2024	$13,140	$12,976	$11,840	$15,558
6/30/2024	$13,572	$13,488	$12,226	$15,543
7/31/2024	$13,667	$13,528	$12,125	$15,903
8/31/2024	$13,817	$13,746	$12,515	$16,356
9/30/2024	$14,574	$14,664	$13,040	$16,797
10/31/2024	$13,832	$14,012	$12,661	$15,972

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Institutional Class	29.17	4.33	3.30
MSCI EM Index (Net) (USD) (Strategy)	25.32	3.93	3.43
MSCI EM High Dividend Yield Index (Net) (USD)	27.75	3.72	2.39
MSCI ACWI ex USA Index (Net) (Regulatory)	24.33	5.78	4.79

Material Change Date	Nov. 01, 2023
AssetsNet		$ 366,585,468
Holdings Count | Holding		101
Advisory Fees Paid, Amount		$ 3,662,734
InvestmentCompanyPortfolioTurnover		81.00%
Additional Fund Statistics [Text Block]
Total net assets	$366,585,468
# of portfolio holdings	101
Portfolio turnover rate	81%
Total advisory fees paid	$3,662,734

Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Taiwan Semiconductor Manufacturing Co. Ltd.	9.7
Tencent Holdings Ltd.	5.6
Alibaba Group Holding Ltd.	3.8
Infosys Ltd.	2.2
Samsung Electronics Co. Ltd. Korea Exchange	2.2
Embassy Office Parks REIT	1.9
Samsung Electronics Co. Ltd.	1.7
Power Grid Corp. of India Ltd.	1.6
360 ONE WAM Ltd.	1.6
KB Financial Group, Inc.	1.4

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	25.2
Financials	23.0
Consumer discretionary	13.7
Communication services	9.3
Industrials	6.4
Utilities	6.2
Real estate	5.9
Consumer staples	3.7
Health care	3.2
Materials	2.0
Energy	1.4

Largest Holdings [Text Block]

COUNTRY ALLOCATION (% OF LONG-TERM INVESTMENTS)

China	28.1
India	17.9
Taiwan	17.6
South Korea	8.5
South Africa	5.1
Brazil	5.0
Saudi Arabia	2.2
Hong Kong	2.1
Indonesia	1.9
Malaysia	1.6
Other	10.0

Material Fund Change Name [Text Block]		At a meeting held on August 13-14, 2024, the Board of Trustees of the Fund approved a name change for the Fund to the Allspring Emerging Markets Equity Advantage Fund, effective January 8, 2025.
Summary of Change Legend [Text Block]		This is a summary of certain changes and planned changes to the Fund since November 1, 2023.
C000163724
Shareholder Report [Line Items]
Fund Name		Emerging Markets Equity Income Fund
Class Name		Class R6
Trading Symbol		EQIRX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Emerging Markets Equity Income Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$134	1.17%

Expenses Paid, Amount		$ 134
Expense Ratio, Percent		1.17%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Emerging market equities rose sharply, led by countries within Asia Pacific, as strength from artificial intelligence (AI) and semiconductor demand, stable growth, and improving fundamentals bolstered China and Taiwan. India rose sharply on strong corporate earnings, positive economic data, and market inflows as investors revered its infrastructure investments and technological innovation. In contrast, weakness in Latin America was caused by higher inflation, weakening currencies, and political concerns.

Contributors included Bajaj Auto, on strong earnings and a promising outlook for two-wheelers and electric vehicles. Aircraft manufacturer Embraer had better-than-expected earnings and an upgrade to investment grade. Samsung Electronics Ltd. Pfd., detracted, falling after its HBM chips failed to pass NVIDIA’s suitability for inclusion into its AI processors, as did Arabian Drilling Co., which faltered after three of its offshore drilling rigs were suspended.

We remain optimistic about emerging markets on improved economic momentum, accommodative policies, attractive valuations, a favorable emerging market growth premium, and low investor positioning.

Performance Past Does Not Indicate Future [Text]		Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.
Line Graph [Table Text Block]
	Class R6	MSCI EM Index (Net) (USD)	MSCI EM High Dividend Yield Index (Net) (USD)	MSCI ACWI ex USA Index (Net)
10/31/2014	$10,000	$10,000	$10,000	$10,000
11/30/2014	$9,922	$9,894	$9,753	$10,072
12/31/2014	$9,627	$9,438	$9,281	$9,709
1/31/2015	$9,654	$9,495	$9,231	$9,695
2/28/2015	$9,893	$9,789	$9,634	$10,213
3/31/2015	$9,698	$9,650	$9,407	$10,048
4/30/2015	$10,401	$10,392	$10,438	$10,556
5/31/2015	$10,132	$9,976	$9,873	$10,391
6/30/2015	$9,964	$9,717	$9,749	$10,101
7/31/2015	$9,580	$9,043	$8,991	$10,073
8/31/2015	$8,830	$8,225	$8,140	$9,303
9/30/2015	$8,494	$7,978	$7,635	$8,872
10/31/2015	$8,996	$8,547	$8,119	$9,532
11/30/2015	$8,704	$8,213	$7,617	$9,335
12/31/2015	$8,681	$8,030	$7,326	$9,159
1/31/2016	$8,301	$7,509	$6,928	$8,536
2/29/2016	$8,247	$7,497	$6,983	$8,439
3/31/2016	$8,991	$8,489	$7,840	$9,125
4/30/2016	$9,020	$8,535	$7,939	$9,365
5/31/2016	$8,684	$8,217	$7,507	$9,207
6/30/2016	$9,002	$8,545	$7,926	$9,066
7/31/2016	$9,381	$8,975	$8,242	$9,515
8/31/2016	$9,425	$9,198	$8,359	$9,575
9/30/2016	$9,490	$9,317	$8,514	$9,693
10/31/2016	$9,527	$9,339	$8,555	$9,553
11/30/2016	$9,105	$8,909	$8,333	$9,332
12/31/2016	$9,137	$8,929	$8,511	$9,571
1/31/2017	$9,584	$9,417	$8,758	$9,910
2/28/2017	$9,910	$9,705	$9,077	$10,068
3/31/2017	$10,082	$9,950	$9,132	$10,324
4/30/2017	$10,135	$10,168	$9,256	$10,544
5/31/2017	$10,225	$10,469	$9,375	$10,887
6/30/2017	$10,348	$10,574	$9,410	$10,920
7/31/2017	$10,704	$11,205	$9,828	$11,323
8/31/2017	$10,881	$11,455	$10,150	$11,382
9/30/2017	$10,825	$11,409	$9,887	$11,593
10/31/2017	$11,076	$11,809	$10,086	$11,812
11/30/2017	$10,982	$11,833	$10,055	$11,908
12/31/2017	$11,431	$12,257	$10,517	$12,174
1/31/2018	$12,438	$13,279	$11,433	$12,852
2/28/2018	$11,849	$12,667	$11,143	$12,246
3/31/2018	$11,809	$12,431	$11,041	$12,030
4/30/2018	$11,690	$12,376	$10,792	$12,222
5/31/2018	$11,204	$11,938	$10,355	$11,940
6/30/2018	$10,547	$11,442	$9,905	$11,715
7/31/2018	$10,911	$11,693	$10,382	$11,995
8/31/2018	$10,636	$11,377	$10,169	$11,744
9/30/2018	$10,866	$11,316	$10,352	$11,798
10/31/2018	$10,073	$10,331	$9,615	$10,838
11/30/2018	$10,307	$10,757	$9,860	$10,941
12/31/2018	$10,137	$10,472	$9,727	$10,446
1/31/2019	$11,026	$11,389	$10,474	$11,235
2/28/2019	$11,050	$11,414	$10,402	$11,454
3/31/2019	$10,968	$11,510	$10,367	$11,523
4/30/2019	$11,111	$11,752	$10,534	$11,827
5/31/2019	$10,467	$10,900	$10,054	$11,192
6/30/2019	$11,077	$11,580	$10,649	$11,866
7/31/2019	$10,822	$11,438	$10,427	$11,723
8/31/2019	$10,416	$10,881	$9,876	$11,361
9/30/2019	$10,695	$11,088	$10,132	$11,653
10/31/2019	$11,215	$11,556	$10,547	$12,059
11/30/2019	$11,024	$11,540	$10,467	$12,166
12/31/2019	$11,852	$12,401	$11,281	$12,693
1/31/2020	$11,049	$11,823	$10,497	$12,352
2/29/2020	$10,590	$11,199	$9,841	$11,375
3/31/2020	$8,671	$9,474	$8,289	$9,728
4/30/2020	$9,344	$10,342	$9,010	$10,465
5/31/2020	$9,334	$10,421	$8,916	$10,808
6/30/2020	$9,760	$11,187	$9,073	$11,296
7/31/2020	$10,701	$12,187	$9,319	$11,800
8/31/2020	$10,710	$12,457	$9,373	$12,305
9/30/2020	$10,516	$12,257	$9,012	$12,003
10/31/2020	$10,597	$12,509	$8,947	$11,745
11/30/2020	$11,913	$13,666	$10,188	$13,324
12/31/2020	$12,800	$14,671	$10,761	$14,045
1/31/2021	$13,129	$15,121	$10,729	$14,075
2/28/2021	$13,503	$15,236	$11,136	$14,354
3/31/2021	$13,488	$15,006	$11,591	$14,535
4/30/2021	$13,581	$15,380	$11,715	$14,963
5/31/2021	$13,927	$15,737	$12,087	$15,431
6/30/2021	$13,870	$15,764	$11,858	$15,331
7/31/2021	$13,341	$14,703	$11,441	$15,079
8/31/2021	$13,679	$15,088	$11,760	$15,365
9/30/2021	$13,168	$14,488	$11,465	$14,873
10/31/2021	$13,293	$14,631	$11,381	$15,228
11/30/2021	$12,700	$14,035	$11,077	$14,542
12/31/2021	$13,202	$14,298	$11,662	$15,143
1/31/2022	$13,382	$14,027	$11,733	$14,585
2/28/2022	$12,948	$13,608	$11,484	$14,297
3/31/2022	$12,757	$13,301	$11,103	$14,320
4/30/2022	$11,985	$12,561	$10,482	$13,420
5/31/2022	$12,215	$12,616	$10,550	$13,517
6/30/2022	$11,238	$11,778	$9,556	$12,354
7/31/2022	$11,234	$11,749	$9,479	$12,777
8/31/2022	$11,120	$11,798	$9,405	$12,366
9/30/2022	$9,975	$10,415	$8,624	$11,130
10/31/2022	$9,772	$10,092	$8,480	$11,463
11/30/2022	$11,120	$11,588	$9,712	$12,816
12/31/2022	$10,842	$11,425	$9,503	$12,720
1/31/2023	$11,810	$12,328	$10,062	$13,752
2/28/2023	$11,089	$11,528	$9,732	$13,269
3/31/2023	$11,401	$11,877	$10,026	$13,593
4/30/2023	$11,365	$11,743	$10,141	$13,830
5/31/2023	$11,067	$11,546	$9,882	$13,327
6/30/2023	$11,570	$11,984	$10,216	$13,925
7/31/2023	$12,126	$12,730	$10,906	$14,491
8/31/2023	$11,345	$11,946	$10,357	$13,836
9/30/2023	$11,137	$11,633	$10,302	$13,399
10/31/2023	$10,759	$11,181	$9,910	$12,847
11/30/2023	$11,593	$12,076	$10,648	$14,003
12/31/2023	$12,186	$12,548	$11,278	$14,706
1/31/2024	$11,963	$11,966	$10,921	$14,560
2/29/2024	$12,544	$12,535	$11,354	$14,929
3/31/2024	$12,805	$12,845	$11,523	$15,396
4/30/2024	$12,929	$12,903	$11,462	$15,119
5/31/2024	$13,217	$12,976	$11,840	$15,558
6/30/2024	$13,643	$13,488	$12,226	$15,543
7/31/2024	$13,740	$13,528	$12,125	$15,903
8/31/2024	$13,893	$13,746	$12,515	$16,356
9/30/2024	$14,657	$14,664	$13,040	$16,797
10/31/2024	$13,898	$14,012	$12,661	$15,972

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R6Footnote Reference*	29.17	4.38	3.35
MSCI EM Index (Net) (USD) (Strategy)	25.32	3.93	3.43
MSCI EM High Dividend Yield Index (Net) (USD)	27.75	3.72	2.39
MSCI ACWI ex USA Index (Net) (Regulatory)	24.33	5.78	4.79

Material Change Date	Nov. 01, 2023
AssetsNet		$ 366,585,468
Holdings Count | Holding		101
Advisory Fees Paid, Amount		$ 3,662,734
InvestmentCompanyPortfolioTurnover		81.00%
Additional Fund Statistics [Text Block]
Total net assets	$366,585,468
# of portfolio holdings	101
Portfolio turnover rate	81%
Total advisory fees paid	$3,662,734

Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Taiwan Semiconductor Manufacturing Co. Ltd.	9.7
Tencent Holdings Ltd.	5.6
Alibaba Group Holding Ltd.	3.8
Infosys Ltd.	2.2
Samsung Electronics Co. Ltd. Korea Exchange	2.2
Embassy Office Parks REIT	1.9
Samsung Electronics Co. Ltd.	1.7
Power Grid Corp. of India Ltd.	1.6
360 ONE WAM Ltd.	1.6
KB Financial Group, Inc.	1.4

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	25.2
Financials	23.0
Consumer discretionary	13.7
Communication services	9.3
Industrials	6.4
Utilities	6.2
Real estate	5.9
Consumer staples	3.7
Health care	3.2
Materials	2.0
Energy	1.4

Largest Holdings [Text Block]

COUNTRY ALLOCATION (% OF LONG-TERM INVESTMENTS)

China	28.1
India	17.9
Taiwan	17.6
South Korea	8.5
South Africa	5.1
Brazil	5.0
Saudi Arabia	2.2
Hong Kong	2.1
Indonesia	1.9
Malaysia	1.6
Other	10.0

Material Fund Change Name [Text Block]		At a meeting held on August 13-14, 2024, the Board of Trustees of the Fund approved a name change for the Fund to the Allspring Emerging Markets Equity Advantage Fund, effective January 8, 2025.
Summary of Change Legend [Text Block]		This is a summary of certain changes and planned changes to the Fund since November 1, 2023.
C000114590
Shareholder Report [Line Items]
Fund Name		Emerging Markets Equity Income Fund
Class Name		Class C
Trading Symbol		EQICX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Emerging Markets Equity Income Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$262	2.30%

Expenses Paid, Amount		$ 262
Expense Ratio, Percent		2.30%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Emerging market equities rose sharply, led by countries within Asia Pacific, as strength from artificial intelligence (AI) and semiconductor demand, stable growth, and improving fundamentals bolstered China and Taiwan. India rose sharply on strong corporate earnings, positive economic data, and market inflows as investors revered its infrastructure investments and technological innovation. In contrast, weakness in Latin America was caused by higher inflation, weakening currencies, and political concerns.

Contributors included Bajaj Auto, on strong earnings and a promising outlook for two-wheelers and electric vehicles. Aircraft manufacturer Embraer had better-than-expected earnings and an upgrade to investment grade. Samsung Electronics Ltd. Pfd., detracted, falling after its HBM chips failed to pass NVIDIA’s suitability for inclusion into its AI processors, as did Arabian Drilling Co., which faltered after three of its offshore drilling rigs were suspended.

We remain optimistic about emerging markets on improved economic momentum, accommodative policies, attractive valuations, a favorable emerging market growth premium, and low investor positioning.

Performance Past Does Not Indicate Future [Text]		Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.
Line Graph [Table Text Block]
	Class C with Load	MSCI EM Index (Net) (USD)	MSCI EM High Dividend Yield Index (Net) (USD)	MSCI ACWI ex USA Index (Net)
10/31/2014	$10,000	$10,000	$10,000	$10,000
11/30/2014	$9,913	$9,894	$9,753	$10,072
12/31/2014	$9,612	$9,438	$9,281	$9,709
1/31/2015	$9,629	$9,495	$9,231	$9,695
2/28/2015	$9,859	$9,789	$9,634	$10,213
3/31/2015	$9,656	$9,650	$9,407	$10,048
4/30/2015	$10,346	$10,392	$10,438	$10,556
5/31/2015	$10,070	$9,976	$9,873	$10,391
6/30/2015	$9,893	$9,717	$9,749	$10,101
7/31/2015	$9,493	$9,043	$8,991	$10,073
8/31/2015	$8,755	$8,225	$8,140	$9,303
9/30/2015	$8,412	$7,978	$7,635	$8,872
10/31/2015	$8,905	$8,547	$8,119	$9,532
11/30/2015	$8,603	$8,213	$7,617	$9,335
12/31/2015	$8,564	$8,030	$7,326	$9,159
1/31/2016	$8,178	$7,509	$6,928	$8,536
2/29/2016	$8,125	$7,497	$6,983	$8,439
3/31/2016	$8,851	$8,489	$7,840	$9,125
4/30/2016	$8,863	$8,535	$7,939	$9,365
5/31/2016	$8,522	$8,217	$7,507	$9,207
6/30/2016	$8,836	$8,545	$7,926	$9,066
7/31/2016	$9,193	$8,975	$8,242	$9,515
8/31/2016	$9,225	$9,198	$8,359	$9,575
9/30/2016	$9,281	$9,317	$8,514	$9,693
10/31/2016	$9,308	$9,339	$8,555	$9,553
11/30/2016	$8,890	$8,909	$8,333	$9,332
12/31/2016	$8,912	$8,929	$8,511	$9,571
1/31/2017	$9,332	$9,417	$8,758	$9,910
2/28/2017	$9,651	$9,705	$9,077	$10,068
3/31/2017	$9,797	$9,950	$9,132	$10,324
4/30/2017	$9,843	$10,168	$9,256	$10,544
5/31/2017	$9,919	$10,469	$9,375	$10,887
6/30/2017	$10,029	$10,574	$9,410	$10,920
7/31/2017	$10,364	$11,205	$9,828	$11,323
8/31/2017	$10,518	$11,455	$10,150	$11,382
9/30/2017	$10,462	$11,409	$9,887	$11,593
10/31/2017	$10,696	$11,809	$10,086	$11,812
11/30/2017	$10,585	$11,833	$10,055	$11,908
12/31/2017	$11,010	$12,257	$10,517	$12,174
1/31/2018	$11,967	$13,279	$11,433	$12,852
2/28/2018	$11,387	$12,667	$11,143	$12,246
3/31/2018	$11,341	$12,431	$11,041	$12,030
4/30/2018	$11,217	$12,376	$10,792	$12,222
5/31/2018	$10,736	$11,938	$10,355	$11,940
6/30/2018	$10,100	$11,442	$9,905	$11,715
7/31/2018	$10,432	$11,693	$10,382	$11,995
8/31/2018	$10,166	$11,377	$10,169	$11,744
9/30/2018	$10,377	$11,316	$10,352	$11,798
10/31/2018	$9,605	$10,331	$9,615	$10,838
11/30/2018	$9,820	$10,757	$9,860	$10,941
12/31/2018	$9,651	$10,472	$9,727	$10,446
1/31/2019	$10,484	$11,389	$10,474	$11,235
2/28/2019	$10,493	$11,414	$10,402	$11,454
3/31/2019	$10,404	$11,510	$10,367	$11,523
4/30/2019	$10,530	$11,752	$10,534	$11,827
5/31/2019	$9,914	$10,900	$10,054	$11,192
6/30/2019	$10,477	$11,580	$10,649	$11,866
7/31/2019	$10,224	$11,438	$10,427	$11,723
8/31/2019	$9,826	$10,881	$9,876	$11,361
9/30/2019	$10,091	$11,088	$10,132	$11,653
10/31/2019	$10,566	$11,556	$10,547	$12,059
11/30/2019	$10,375	$11,540	$10,467	$12,166
12/31/2019	$11,145	$12,401	$11,281	$12,693
1/31/2020	$10,375	$11,823	$10,497	$12,352
2/29/2020	$9,938	$11,199	$9,841	$11,375
3/31/2020	$8,133	$9,474	$8,289	$9,728
4/30/2020	$8,750	$10,342	$9,010	$10,465
5/31/2020	$8,731	$10,421	$8,916	$10,808
6/30/2020	$9,129	$11,187	$9,073	$11,296
7/31/2020	$9,995	$12,187	$9,319	$11,800
8/31/2020	$9,994	$12,457	$9,373	$12,305
9/30/2020	$9,811	$12,257	$9,012	$12,003
10/31/2020	$9,869	$12,509	$8,947	$11,745
11/30/2020	$11,082	$13,666	$10,188	$13,324
12/31/2020	$11,894	$14,671	$10,761	$14,045
1/31/2021	$12,192	$15,121	$10,729	$14,075
2/28/2021	$12,529	$15,236	$11,136	$14,354
3/31/2021	$12,500	$15,006	$11,591	$14,535
4/30/2021	$12,577	$15,380	$11,715	$14,963
5/31/2021	$12,881	$15,737	$12,087	$15,431
6/30/2021	$12,814	$15,764	$11,858	$15,331
7/31/2021	$12,319	$14,703	$11,441	$15,079
8/31/2021	$12,620	$15,088	$11,760	$15,365
9/30/2021	$12,134	$14,488	$11,465	$14,873
10/31/2021	$12,237	$14,631	$11,381	$15,228
11/30/2021	$11,686	$14,035	$11,077	$14,542
12/31/2021	$12,135	$14,298	$11,662	$15,143
1/31/2022	$12,282	$14,027	$11,733	$14,585
2/28/2022	$11,881	$13,608	$11,484	$14,297
3/31/2022	$11,685	$13,301	$11,103	$14,320
4/30/2022	$10,970	$12,561	$10,482	$13,420
5/31/2022	$11,166	$12,616	$10,550	$13,517
6/30/2022	$10,274	$11,778	$9,556	$12,354
7/31/2022	$10,251	$11,749	$9,479	$12,777
8/31/2022	$10,146	$11,798	$9,405	$12,366
9/30/2022	$9,086	$10,415	$8,624	$11,130
10/31/2022	$8,901	$10,092	$8,480	$11,463
11/30/2022	$10,123	$11,588	$9,712	$12,816
12/31/2022	$9,864	$11,425	$9,503	$12,720
1/31/2023	$10,744	$12,328	$10,062	$13,752
2/28/2023	$10,084	$11,528	$9,732	$13,269
3/31/2023	$10,363	$11,877	$10,026	$13,593
4/30/2023	$10,327	$11,743	$10,141	$13,830
5/31/2023	$10,053	$11,546	$9,882	$13,327
6/30/2023	$10,506	$11,984	$10,216	$13,925
7/31/2023	$11,006	$12,730	$10,906	$14,491
8/31/2023	$10,293	$11,946	$10,357	$13,836
9/30/2023	$10,101	$11,633	$10,302	$13,399
10/31/2023	$9,766	$11,181	$9,910	$12,847
11/30/2023	$10,518	$12,076	$10,648	$14,003
12/31/2023	$11,049	$12,548	$11,278	$14,706
1/31/2024	$10,837	$11,966	$10,921	$14,560
2/29/2024	$11,363	$12,535	$11,354	$14,929
3/31/2024	$11,599	$12,845	$11,523	$15,396
4/30/2024	$11,707	$12,903	$11,462	$15,119
5/31/2024	$11,963	$12,976	$11,840	$15,558
6/30/2024	$12,344	$13,488	$12,226	$15,543
7/31/2024	$12,427	$13,528	$12,125	$15,903
8/31/2024	$12,560	$13,746	$12,515	$16,356
9/30/2024	$13,246	$14,664	$13,040	$16,797
10/31/2024	$12,560	$14,012	$12,661	$15,972

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class C	27.78	3.21	2.31
Class C with Load	26.78	3.21	2.31
MSCI EM Index (Net) (USD) (Strategy)	25.32	3.93	3.43
MSCI EM High Dividend Yield Index (Net) (USD)	27.75	3.72	2.39
MSCI ACWI ex USA Index (Net) (Regulatory)	24.33	5.78	4.79

Material Change Date	Nov. 01, 2023
AssetsNet		$ 366,585,468
Holdings Count | Holding		101
Advisory Fees Paid, Amount		$ 3,662,734
InvestmentCompanyPortfolioTurnover		81.00%
Additional Fund Statistics [Text Block]
Total net assets	$366,585,468
# of portfolio holdings	101
Portfolio turnover rate	81%
Total advisory fees paid	$3,662,734

Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Taiwan Semiconductor Manufacturing Co. Ltd.	9.7
Tencent Holdings Ltd.	5.6
Alibaba Group Holding Ltd.	3.8
Infosys Ltd.	2.2
Samsung Electronics Co. Ltd. Korea Exchange	2.2
Embassy Office Parks REIT	1.9
Samsung Electronics Co. Ltd.	1.7
Power Grid Corp. of India Ltd.	1.6
360 ONE WAM Ltd.	1.6
KB Financial Group, Inc.	1.4

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	25.2
Financials	23.0
Consumer discretionary	13.7
Communication services	9.3
Industrials	6.4
Utilities	6.2
Real estate	5.9
Consumer staples	3.7
Health care	3.2
Materials	2.0
Energy	1.4

Largest Holdings [Text Block]

COUNTRY ALLOCATION (% OF LONG-TERM INVESTMENTS)

China	28.1
India	17.9
Taiwan	17.6
South Korea	8.5
South Africa	5.1
Brazil	5.0
Saudi Arabia	2.2
Hong Kong	2.1
Indonesia	1.9
Malaysia	1.6
Other	10.0

Material Fund Change Name [Text Block]		At a meeting held on August 13-14, 2024, the Board of Trustees of the Fund approved a name change for the Fund to the Allspring Emerging Markets Equity Advantage Fund, effective January 8, 2025.
Summary of Change Legend [Text Block]		This is a summary of certain changes and planned changes to the Fund since November 1, 2023.
C000114589
Shareholder Report [Line Items]
Fund Name		Emerging Markets Equity Income Fund
Class Name		Class A
Trading Symbol		EQIAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Emerging Markets Equity Income Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$175	1.53%

Expenses Paid, Amount		$ 175
Expense Ratio, Percent		1.53%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Emerging market equities rose sharply, led by countries within Asia Pacific, as strength from artificial intelligence (AI) and semiconductor demand, stable growth, and improving fundamentals bolstered China and Taiwan. India rose sharply on strong corporate earnings, positive economic data, and market inflows as investors revered its infrastructure investments and technological innovation. In contrast, weakness in Latin America was caused by higher inflation, weakening currencies, and political concerns.

Contributors included Bajaj Auto, on strong earnings and a promising outlook for two-wheelers and electric vehicles. Aircraft manufacturer Embraer had better-than-expected earnings and an upgrade to investment grade. Samsung Electronics Ltd. Pfd., detracted, falling after its HBM chips failed to pass NVIDIA’s suitability for inclusion into its AI processors, as did Arabian Drilling Co., which faltered after three of its offshore drilling rigs were suspended.

We remain optimistic about emerging markets on improved economic momentum, accommodative policies, attractive valuations, a favorable emerging market growth premium, and low investor positioning.

Performance Past Does Not Indicate Future [Text]		Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.
Line Graph [Table Text Block]
	Class A with Load	MSCI EM Index (Net) (USD)	MSCI EM High Dividend Yield Index (Net) (USD)	MSCI ACWI ex USA Index (Net)
10/31/2014	$9,426	$10,000	$10,000	$10,000
11/30/2014	$9,346	$9,894	$9,753	$10,072
12/31/2014	$9,063	$9,438	$9,281	$9,709
1/31/2015	$9,088	$9,495	$9,231	$9,695
2/28/2015	$9,313	$9,789	$9,634	$10,213
3/31/2015	$9,121	$9,650	$9,407	$10,048
4/30/2015	$9,782	$10,392	$10,438	$10,556
5/31/2015	$9,526	$9,976	$9,873	$10,391
6/30/2015	$9,365	$9,717	$9,749	$10,101
7/31/2015	$9,001	$9,043	$8,991	$10,073
8/31/2015	$8,293	$8,225	$8,140	$9,303
9/30/2015	$7,983	$7,978	$7,635	$8,872
10/31/2015	$8,452	$8,547	$8,119	$9,532
11/30/2015	$8,168	$8,213	$7,617	$9,335
12/31/2015	$8,140	$8,030	$7,326	$9,159
1/31/2016	$7,784	$7,509	$6,928	$8,536
2/29/2016	$7,733	$7,497	$6,983	$8,439
3/31/2016	$8,424	$8,489	$7,840	$9,125
4/30/2016	$8,448	$8,535	$7,939	$9,365
5/31/2016	$8,130	$8,217	$7,507	$9,207
6/30/2016	$8,425	$8,545	$7,926	$9,066
7/31/2016	$8,769	$8,975	$8,242	$9,515
8/31/2016	$8,815	$9,198	$8,359	$9,575
9/30/2016	$8,873	$9,317	$8,514	$9,693
10/31/2016	$8,899	$9,339	$8,555	$9,553
11/30/2016	$8,507	$8,909	$8,333	$9,332
12/31/2016	$8,531	$8,929	$8,511	$9,571
1/31/2017	$8,949	$9,417	$8,758	$9,910
2/28/2017	$9,245	$9,705	$9,077	$10,068
3/31/2017	$9,402	$9,950	$9,132	$10,324
4/30/2017	$9,448	$10,168	$9,256	$10,544
5/31/2017	$9,528	$10,469	$9,375	$10,887
6/30/2017	$9,632	$10,574	$9,410	$10,920
7/31/2017	$9,969	$11,205	$9,828	$11,323
8/31/2017	$10,121	$11,455	$10,150	$11,382
9/30/2017	$10,074	$11,409	$9,887	$11,593
10/31/2017	$10,304	$11,809	$10,086	$11,812
11/30/2017	$10,204	$11,833	$10,055	$11,908
12/31/2017	$10,619	$12,257	$10,517	$12,174
1/31/2018	$11,556	$13,279	$11,433	$12,852
2/28/2018	$10,999	$12,667	$11,143	$12,246
3/31/2018	$10,959	$12,431	$11,041	$12,030
4/30/2018	$10,853	$12,376	$10,792	$12,222
5/31/2018	$10,388	$11,938	$10,355	$11,940
6/30/2018	$9,774	$11,442	$9,905	$11,715
7/31/2018	$10,109	$11,693	$10,382	$11,995
8/31/2018	$9,849	$11,377	$10,169	$11,744
9/30/2018	$10,068	$11,316	$10,352	$11,798
10/31/2018	$9,329	$10,331	$9,615	$10,838
11/30/2018	$9,537	$10,757	$9,860	$10,941
12/31/2018	$9,380	$10,472	$9,727	$10,446
1/31/2019	$10,195	$11,389	$10,474	$11,235
2/28/2019	$10,212	$11,414	$10,402	$11,454
3/31/2019	$10,132	$11,510	$10,367	$11,523
4/30/2019	$10,261	$11,752	$10,534	$11,827
5/31/2019	$9,661	$10,900	$10,054	$11,192
6/30/2019	$10,222	$11,580	$10,649	$11,866
7/31/2019	$9,983	$11,438	$10,427	$11,723
8/31/2019	$9,603	$10,881	$9,876	$11,361
9/30/2019	$9,861	$11,088	$10,132	$11,653
10/31/2019	$10,334	$11,556	$10,547	$12,059
11/30/2019	$10,155	$11,540	$10,467	$12,166
12/31/2019	$10,924	$12,401	$11,281	$12,693
1/31/2020	$10,174	$11,823	$10,497	$12,352
2/29/2020	$9,755	$11,199	$9,841	$11,375
3/31/2020	$7,986	$9,474	$8,289	$9,728
4/30/2020	$8,597	$10,342	$9,010	$10,465
5/31/2020	$8,587	$10,421	$8,916	$10,808
6/30/2020	$8,985	$11,187	$9,073	$11,296
7/31/2020	$9,838	$12,187	$9,319	$11,800
8/31/2020	$9,843	$12,457	$9,373	$12,305
9/30/2020	$9,670	$12,257	$9,012	$12,003
10/31/2020	$9,732	$12,509	$8,947	$11,745
11/30/2020	$10,938	$13,666	$10,188	$13,324
12/31/2020	$11,747	$14,671	$10,761	$14,045
1/31/2021	$12,049	$15,121	$10,729	$14,075
2/28/2021	$12,387	$15,236	$11,136	$14,354
3/31/2021	$12,368	$15,006	$11,591	$14,535
4/30/2021	$12,448	$15,380	$11,715	$14,963
5/31/2021	$12,762	$15,737	$12,087	$15,431
6/30/2021	$12,705	$15,764	$11,858	$15,331
7/31/2021	$12,215	$14,703	$11,441	$15,079
8/31/2021	$12,530	$15,088	$11,760	$15,365
9/30/2021	$12,057	$14,488	$11,465	$14,873
10/31/2021	$12,158	$14,631	$11,381	$15,228
11/30/2021	$11,621	$14,035	$11,077	$14,542
12/31/2021	$12,075	$14,298	$11,662	$15,143
1/31/2022	$12,230	$14,027	$11,733	$14,585
2/28/2022	$11,833	$13,608	$11,484	$14,297
3/31/2022	$11,656	$13,301	$11,103	$14,320
4/30/2022	$10,946	$12,561	$10,482	$13,420
5/31/2022	$11,152	$12,616	$10,550	$13,517
6/30/2022	$10,256	$11,778	$9,556	$12,354
7/31/2022	$10,249	$11,749	$9,479	$12,777
8/31/2022	$10,141	$11,798	$9,405	$12,366
9/30/2022	$9,097	$10,415	$8,624	$11,130
10/31/2022	$8,915	$10,092	$8,480	$11,463
11/30/2022	$10,140	$11,588	$9,712	$12,816
12/31/2022	$9,881	$11,425	$9,503	$12,720
1/31/2023	$10,762	$12,328	$10,062	$13,752
2/28/2023	$10,101	$11,528	$9,732	$13,269
3/31/2023	$10,380	$11,877	$10,026	$13,593
4/30/2023	$10,344	$11,743	$10,141	$13,830
5/31/2023	$10,070	$11,546	$9,882	$13,327
6/30/2023	$10,523	$11,984	$10,216	$13,925
7/31/2023	$11,024	$12,730	$10,906	$14,491
8/31/2023	$10,310	$11,946	$10,357	$13,836
9/30/2023	$10,118	$11,633	$10,302	$13,399
10/31/2023	$9,782	$11,181	$9,910	$12,847
11/30/2023	$10,535	$12,076	$10,648	$14,003
12/31/2023	$11,067	$12,548	$11,278	$14,706
1/31/2024	$10,854	$11,966	$10,921	$14,560
2/29/2024	$11,382	$12,535	$11,354	$14,929
3/31/2024	$11,618	$12,845	$11,523	$15,396
4/30/2024	$11,726	$12,903	$11,462	$15,119
5/31/2024	$11,983	$12,976	$11,840	$15,558
6/30/2024	$12,364	$13,488	$12,226	$15,543
7/31/2024	$12,447	$13,528	$12,125	$15,903
8/31/2024	$12,580	$13,746	$12,515	$16,356
9/30/2024	$13,267	$14,664	$13,040	$16,797
10/31/2024	$12,581	$14,012	$12,661	$15,972

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A	28.62	4.01	2.93
Class A with Load	21.24	2.79	2.32
MSCI EM Index (Net) (USD) (Strategy)	25.32	3.93	3.43
MSCI EM High Dividend Yield Index (Net) (USD)	27.75	3.72	2.39
MSCI ACWI ex USA Index (Net) (Regulatory)	24.33	5.78	4.79

Material Change Date	Nov. 01, 2023
AssetsNet		$ 366,585,468
Holdings Count | Holding		101
Advisory Fees Paid, Amount		$ 3,662,734
InvestmentCompanyPortfolioTurnover		81.00%
Additional Fund Statistics [Text Block]
Total net assets	$366,585,468
# of portfolio holdings	101
Portfolio turnover rate	81%
Total advisory fees paid	$3,662,734

Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Taiwan Semiconductor Manufacturing Co. Ltd.	9.7
Tencent Holdings Ltd.	5.6
Alibaba Group Holding Ltd.	3.8
Infosys Ltd.	2.2
Samsung Electronics Co. Ltd. Korea Exchange	2.2
Embassy Office Parks REIT	1.9
Samsung Electronics Co. Ltd.	1.7
Power Grid Corp. of India Ltd.	1.6
360 ONE WAM Ltd.	1.6
KB Financial Group, Inc.	1.4

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	25.2
Financials	23.0
Consumer discretionary	13.7
Communication services	9.3
Industrials	6.4
Utilities	6.2
Real estate	5.9
Consumer staples	3.7
Health care	3.2
Materials	2.0
Energy	1.4

Largest Holdings [Text Block]

COUNTRY ALLOCATION (% OF LONG-TERM INVESTMENTS)

China	28.1
India	17.9
Taiwan	17.6
South Korea	8.5
South Africa	5.1
Brazil	5.0
Saudi Arabia	2.2
Hong Kong	2.1
Indonesia	1.9
Malaysia	1.6
Other	10.0

Material Fund Change Name [Text Block]		At a meeting held on August 13-14, 2024, the Board of Trustees of the Fund approved a name change for the Fund to the Allspring Emerging Markets Equity Advantage Fund, effective January 8, 2025.
Summary of Change Legend [Text Block]		This is a summary of certain changes and planned changes to the Fund since November 1, 2023.
C000114591
Shareholder Report [Line Items]
Fund Name		Emerging Markets Equity Income Fund
Class Name		Administrator Class
Trading Symbol		EQIDX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Emerging Markets Equity Income Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$166	1.45%

Expenses Paid, Amount		$ 166
Expense Ratio, Percent		1.45%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Emerging market equities rose sharply, led by countries within Asia Pacific, as strength from artificial intelligence (AI) and semiconductor demand, stable growth, and improving fundamentals bolstered China and Taiwan. India rose sharply on strong corporate earnings, positive economic data, and market inflows as investors revered its infrastructure investments and technological innovation. In contrast, weakness in Latin America was caused by higher inflation, weakening currencies, and political concerns.

Contributors included Bajaj Auto, on strong earnings and a promising outlook for two-wheelers and electric vehicles. Aircraft manufacturer Embraer had better-than-expected earnings and an upgrade to investment grade. Samsung Electronics Ltd. Pfd., detracted, falling after its HBM chips failed to pass NVIDIA’s suitability for inclusion into its AI processors, as did Arabian Drilling Co., which faltered after three of its offshore drilling rigs were suspended.

We remain optimistic about emerging markets on improved economic momentum, accommodative policies, attractive valuations, a favorable emerging market growth premium, and low investor positioning.

Performance Past Does Not Indicate Future [Text]		Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.
Line Graph [Table Text Block]
	Administrator Class	MSCI EM Index (Net) (USD)	MSCI EM High Dividend Yield Index (Net) (USD)	MSCI ACWI ex USA Index (Net)
10/31/2014	$10,000	$10,000	$10,000	$10,000
11/30/2014	$9,909	$9,894	$9,753	$10,072
12/31/2014	$9,619	$9,438	$9,281	$9,709
1/31/2015	$9,646	$9,495	$9,231	$9,695
2/28/2015	$9,884	$9,789	$9,634	$10,213
3/31/2015	$9,690	$9,650	$9,407	$10,048
4/30/2015	$10,394	$10,392	$10,438	$10,556
5/31/2015	$10,115	$9,976	$9,873	$10,391
6/30/2015	$9,954	$9,717	$9,749	$10,101
7/31/2015	$9,560	$9,043	$8,991	$10,073
8/31/2015	$8,820	$8,225	$8,140	$9,303
9/30/2015	$8,481	$7,978	$7,635	$8,872
10/31/2015	$8,988	$8,547	$8,119	$9,532
11/30/2015	$8,687	$8,213	$7,617	$9,335
12/31/2015	$8,662	$8,030	$7,326	$9,159
1/31/2016	$8,274	$7,509	$6,928	$8,536
2/29/2016	$8,220	$7,497	$6,983	$8,439
3/31/2016	$8,966	$8,489	$7,840	$9,125
4/30/2016	$8,988	$8,535	$7,939	$9,365
5/31/2016	$8,652	$8,217	$7,507	$9,207
6/30/2016	$8,974	$8,545	$7,926	$9,066
7/31/2016	$9,339	$8,975	$8,242	$9,515
8/31/2016	$9,389	$9,198	$8,359	$9,575
9/30/2016	$9,451	$9,317	$8,514	$9,693
10/31/2016	$9,488	$9,339	$8,555	$9,553
11/30/2016	$9,074	$8,909	$8,333	$9,332
12/31/2016	$9,103	$8,929	$8,511	$9,571
1/31/2017	$9,546	$9,417	$8,758	$9,910
2/28/2017	$9,869	$9,705	$9,077	$10,068
3/31/2017	$10,034	$9,950	$9,132	$10,324
4/30/2017	$10,083	$10,168	$9,256	$10,544
5/31/2017	$10,169	$10,469	$9,375	$10,887
6/30/2017	$10,288	$10,574	$9,410	$10,920
7/31/2017	$10,647	$11,205	$9,828	$11,323
8/31/2017	$10,809	$11,455	$10,150	$11,382
9/30/2017	$10,760	$11,409	$9,887	$11,593
10/31/2017	$11,005	$11,809	$10,086	$11,812
11/30/2017	$10,899	$11,833	$10,055	$11,908
12/31/2017	$11,349	$12,257	$10,517	$12,174
1/31/2018	$12,344	$13,279	$11,433	$12,852
2/28/2018	$11,753	$12,667	$11,143	$12,246
3/31/2018	$11,716	$12,431	$11,041	$12,030
4/30/2018	$11,605	$12,376	$10,792	$12,222
5/31/2018	$11,112	$11,938	$10,355	$11,940
6/30/2018	$10,459	$11,442	$9,905	$11,715
7/31/2018	$10,816	$11,693	$10,382	$11,995
8/31/2018	$10,543	$11,377	$10,169	$11,744
9/30/2018	$10,776	$11,316	$10,352	$11,798
10/31/2018	$9,982	$10,331	$9,615	$10,838
11/30/2018	$10,212	$10,757	$9,860	$10,941
12/31/2018	$10,038	$10,472	$9,727	$10,446
1/31/2019	$10,922	$11,389	$10,474	$11,235
2/28/2019	$10,934	$11,414	$10,402	$11,454
3/31/2019	$10,861	$11,510	$10,367	$11,523
4/30/2019	$10,998	$11,752	$10,534	$11,827
5/31/2019	$10,352	$10,900	$10,054	$11,192
6/30/2019	$10,958	$11,580	$10,649	$11,866
7/31/2019	$10,695	$11,438	$10,427	$11,723
8/31/2019	$10,292	$10,881	$9,876	$11,361
9/30/2019	$10,576	$11,088	$10,132	$11,653
10/31/2019	$11,081	$11,556	$10,547	$12,059
11/30/2019	$10,891	$11,540	$10,467	$12,166
12/31/2019	$11,708	$12,401	$11,281	$12,693
1/31/2020	$10,901	$11,823	$10,497	$12,352
2/29/2020	$10,456	$11,199	$9,841	$11,375
3/31/2020	$8,556	$9,474	$8,289	$9,728
4/30/2020	$9,216	$10,342	$9,010	$10,465
5/31/2020	$9,208	$10,421	$8,916	$10,808
6/30/2020	$9,631	$11,187	$9,073	$11,296
7/31/2020	$10,549	$12,187	$9,319	$11,800
8/31/2020	$10,556	$12,457	$9,373	$12,305
9/30/2020	$10,362	$12,257	$9,012	$12,003
10/31/2020	$10,439	$12,509	$8,947	$11,745
11/30/2020	$11,732	$13,666	$10,188	$13,324
12/31/2020	$12,604	$14,671	$10,761	$14,045
1/31/2021	$12,925	$15,121	$10,729	$14,075
2/28/2021	$13,285	$15,236	$11,136	$14,354
3/31/2021	$13,267	$15,006	$11,591	$14,535
4/30/2021	$13,353	$15,380	$11,715	$14,963
5/31/2021	$13,688	$15,737	$12,087	$15,431
6/30/2021	$13,628	$15,764	$11,858	$15,331
7/31/2021	$13,108	$14,703	$11,441	$15,079
8/31/2021	$13,445	$15,088	$11,760	$15,365
9/30/2021	$12,932	$14,488	$11,465	$14,873
10/31/2021	$13,051	$14,631	$11,381	$15,228
11/30/2021	$12,470	$14,035	$11,077	$14,542
12/31/2021	$12,965	$14,298	$11,662	$15,143
1/31/2022	$13,130	$14,027	$11,733	$14,585
2/28/2022	$12,708	$13,608	$11,484	$14,297
3/31/2022	$12,512	$13,301	$11,103	$14,320
4/30/2022	$11,751	$12,561	$10,482	$13,420
5/31/2022	$11,971	$12,616	$10,550	$13,517
6/30/2022	$11,018	$11,778	$9,556	$12,354
7/31/2022	$11,012	$11,749	$9,479	$12,777
8/31/2022	$10,898	$11,798	$9,405	$12,366
9/30/2022	$9,775	$10,415	$8,624	$11,130
10/31/2022	$9,573	$10,092	$8,480	$11,463
11/30/2022	$10,889	$11,588	$9,712	$12,816
12/31/2022	$10,614	$11,425	$9,503	$12,720
1/31/2023	$11,564	$12,328	$10,062	$13,752
2/28/2023	$10,850	$11,528	$9,732	$13,269
3/31/2023	$11,160	$11,877	$10,026	$13,593
4/30/2023	$11,112	$11,743	$10,141	$13,830
5/31/2023	$10,820	$11,546	$9,882	$13,327
6/30/2023	$11,305	$11,984	$10,216	$13,925
7/31/2023	$11,851	$12,730	$10,906	$14,491
8/31/2023	$11,090	$11,946	$10,357	$13,836
9/30/2023	$10,886	$11,633	$10,302	$13,399
10/31/2023	$10,507	$11,181	$9,910	$12,847
11/30/2023	$11,322	$12,076	$10,648	$14,003
12/31/2023	$11,891	$12,548	$11,278	$14,706
1/31/2024	$11,675	$11,966	$10,921	$14,560
2/29/2024	$12,237	$12,535	$11,354	$14,929
3/31/2024	$12,491	$12,845	$11,523	$15,396
4/30/2024	$12,608	$12,903	$11,462	$15,119
5/31/2024	$12,882	$12,976	$11,840	$15,558
6/30/2024	$13,290	$13,488	$12,226	$15,543
7/31/2024	$13,379	$13,528	$12,125	$15,903
8/31/2024	$13,534	$13,746	$12,515	$16,356
9/30/2024	$14,268	$14,664	$13,040	$16,797
10/31/2024	$13,535	$14,012	$12,661	$15,972

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Administrator Class	28.82	4.08	3.07
MSCI EM Index (Net) (USD) (Strategy)	25.32	3.93	3.43
MSCI EM High Dividend Yield Index (Net) (USD)	27.75	3.72	2.39
MSCI ACWI ex USA Index (Net) (Regulatory)	24.33	5.78	4.79

Material Change Date	Nov. 01, 2023
AssetsNet		$ 366,585,468
Holdings Count | Holding		101
Advisory Fees Paid, Amount		$ 3,662,734
InvestmentCompanyPortfolioTurnover		81.00%
Additional Fund Statistics [Text Block]
Total net assets	$366,585,468
# of portfolio holdings	101
Portfolio turnover rate	81%
Total advisory fees paid	$3,662,734

Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Taiwan Semiconductor Manufacturing Co. Ltd.	9.7
Tencent Holdings Ltd.	5.6
Alibaba Group Holding Ltd.	3.8
Infosys Ltd.	2.2
Samsung Electronics Co. Ltd. Korea Exchange	2.2
Embassy Office Parks REIT	1.9
Samsung Electronics Co. Ltd.	1.7
Power Grid Corp. of India Ltd.	1.6
360 ONE WAM Ltd.	1.6
KB Financial Group, Inc.	1.4

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	25.2
Financials	23.0
Consumer discretionary	13.7
Communication services	9.3
Industrials	6.4
Utilities	6.2
Real estate	5.9
Consumer staples	3.7
Health care	3.2
Materials	2.0
Energy	1.4

Largest Holdings [Text Block]

COUNTRY ALLOCATION (% OF LONG-TERM INVESTMENTS)

China	28.1
India	17.9
Taiwan	17.6
South Korea	8.5
South Africa	5.1
Brazil	5.0
Saudi Arabia	2.2
Hong Kong	2.1
Indonesia	1.9
Malaysia	1.6
Other	10.0

Material Fund Change Name [Text Block]		At a meeting held on August 13-14, 2024, the Board of Trustees of the Fund approved a name change for the Fund to the Allspring Emerging Markets Equity Advantage Fund, effective January 8, 2025.
Summary of Change Legend [Text Block]		This is a summary of certain changes and planned changes to the Fund since November 1, 2023.
C000238741
Shareholder Report [Line Items]
Fund Name		Global Long/Short Equity Fund
Class Name		Institutional Class
Trading Symbol		AGAZX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Global Long/Short Equity Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$294	2.71%

Expenses Paid, Amount		$ 294
Expense Ratio, Percent		2.71%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The risk-on environment in international equity markets drove strong performance in the 12-month period that ended October 31, 2024. Market returns were fueled by the artificial intelligence secular growth theme, coupled with the decreasing likelihood of a recession, leading major equity markets to realize significant 12-month gains. The Fund slightly underperformed its benchmark in the sharp up-market where we would expect it to underperform. The Fund seeks to produce positive returns through a long book composed of securities with attractive factor footprints and a short book that tilts toward high-beta (more volatile) securities with unfavorable valuations. While the strategy’s core principles have not changed, we have enhanced the way in which we short high-beta securities by placing a larger emphasis on companies with high idiosyncratic beta. The top contributors to Fund performance from a sector/country level were allocations to energy, health care, and the United Kingdom. On the other hand, the main detractors from performance on a sector/country level were information technology, consumer staples, and the United States.

Performance Past Does Not Indicate Future [Text]		Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.
Line Graph [Table Text Block]
	Institutional Class	Global Long/Short Equity Blended Index	MSCI ACWI Index (Net)
10/31/2014	$10,000	$10,000	$10,000
11/30/2014	$10,278	$10,100	$10,167
12/31/2014	$10,359	$10,019	$9,971
1/31/2015	$10,257	$9,928	$9,815
2/28/2015	$10,329	$10,219	$10,362
3/31/2015	$10,380	$10,139	$10,201
4/30/2015	$10,164	$10,258	$10,497
5/31/2015	$10,441	$10,276	$10,483
6/30/2015	$10,431	$10,157	$10,237
7/31/2015	$11,088	$10,247	$10,325
8/31/2015	$10,872	$9,909	$9,618
9/30/2015	$10,964	$9,727	$9,269
10/31/2015	$11,231	$10,112	$9,997
11/30/2015	$11,211	$10,087	$9,914
12/31/2015	$11,297	$10,000	$9,735
1/31/2016	$11,131	$9,701	$9,148
2/29/2016	$11,100	$9,666	$9,085
3/31/2016	$11,576	$9,996	$9,759
4/30/2016	$11,090	$10,076	$9,903
5/31/2016	$11,462	$10,105	$9,915
6/30/2016	$11,142	$10,050	$9,855
7/31/2016	$11,452	$10,264	$10,280
8/31/2016	$11,245	$10,269	$10,314
9/30/2016	$11,338	$10,299	$10,378
10/31/2016	$11,193	$10,201	$10,201
11/30/2016	$11,214	$10,275	$10,279
12/31/2016	$11,272	$10,400	$10,501
1/31/2017	$11,543	$10,528	$10,788
2/28/2017	$11,824	$10,676	$11,091
3/31/2017	$11,782	$10,734	$11,226
4/30/2017	$11,803	$10,817	$11,401
5/31/2017	$11,980	$10,934	$11,653
6/30/2017	$12,095	$10,960	$11,706
7/31/2017	$12,261	$11,096	$12,033
8/31/2017	$12,553	$11,109	$12,079
9/30/2017	$12,668	$11,238	$12,313
10/31/2017	$12,709	$11,349	$12,568
11/30/2017	$12,876	$11,477	$12,812
12/31/2017	$12,990	$11,561	$13,018
1/31/2018	$13,469	$11,873	$13,753
2/28/2018	$13,057	$11,633	$13,175
3/31/2018	$13,012	$11,514	$12,893
4/30/2018	$13,090	$11,588	$13,016
5/31/2018	$13,157	$11,633	$13,032
6/30/2018	$13,023	$11,640	$12,962
7/31/2018	$13,246	$11,831	$13,353
8/31/2018	$13,302	$11,915	$13,458
9/30/2018	$13,257	$11,957	$13,516
10/31/2018	$12,678	$11,528	$12,503
11/30/2018	$12,577	$11,606	$12,686
12/31/2018	$11,915	$11,175	$11,793
1/31/2019	$12,432	$11,621	$12,724
2/28/2019	$12,593	$11,806	$13,064
3/31/2019	$12,720	$11,897	$13,228
4/30/2019	$12,823	$12,119	$13,675
5/31/2019	$12,628	$11,783	$12,864
6/30/2019	$12,927	$12,184	$13,706
7/31/2019	$12,938	$12,225	$13,746
8/31/2019	$12,743	$12,113	$13,420
9/30/2019	$12,720	$12,252	$13,703
10/31/2019	$12,731	$12,420	$14,078
11/30/2019	$12,812	$12,601	$14,421
12/31/2019	$12,930	$12,798	$14,929
1/31/2020	$12,849	$12,768	$14,764
2/29/2020	$12,134	$12,238	$13,572
3/31/2020	$11,430	$11,446	$11,740
4/30/2020	$11,880	$12,072	$12,997
5/31/2020	$12,088	$12,363	$13,562
6/30/2020	$12,388	$12,528	$13,996
7/31/2020	$13,126	$12,829	$14,736
8/31/2020	$13,564	$13,258	$15,638
9/30/2020	$13,414	$13,030	$15,134
10/31/2020	$13,034	$12,831	$14,766
11/30/2020	$13,703	$13,651	$16,586
12/31/2020	$12,814	$13,941	$17,356
1/31/2021	$12,999	$13,873	$17,277
2/28/2021	$12,884	$14,051	$17,677
3/31/2021	$13,414	$14,285	$18,149
4/30/2021	$13,933	$14,618	$18,943
5/31/2021	$14,464	$14,723	$19,238
6/30/2021	$13,933	$14,833	$19,491
7/31/2021	$14,095	$14,966	$19,625
8/31/2021	$14,199	$15,153	$20,117
9/30/2021	$13,714	$14,838	$19,286
10/31/2021	$14,072	$15,258	$20,270
11/30/2021	$14,106	$15,092	$19,782
12/31/2021	$15,011	$15,415	$20,573
1/31/2022	$14,809	$15,007	$19,563
2/28/2022	$14,369	$14,818	$19,058
3/31/2022	$14,405	$15,023	$19,470
4/30/2022	$14,321	$14,400	$17,912
5/31/2022	$14,868	$14,411	$17,933
6/30/2022	$13,882	$13,788	$16,421
7/31/2022	$13,846	$14,339	$17,568
8/31/2022	$13,537	$14,051	$16,921
9/30/2022	$12,586	$13,415	$15,301
10/31/2022	$13,228	$13,908	$16,225
11/30/2022	$14,119	$14,414	$17,483
12/31/2022	$13,880	$14,134	$16,795
1/31/2023	$13,916	$14,656	$17,999
2/28/2023	$13,388	$14,504	$17,483
3/31/2023	$13,532	$14,759	$18,022
4/30/2023	$13,628	$14,911	$18,281
5/31/2023	$13,149	$14,866	$18,085
6/30/2023	$13,640	$15,350	$19,135
7/31/2023	$13,736	$15,638	$19,836
8/31/2023	$13,748	$15,487	$19,282
9/30/2023	$13,544	$15,188	$18,484
10/31/2023	$13,448	$15,002	$17,929
11/30/2023	$13,952	$15,739	$19,583
12/31/2023	$14,291	$16,162	$20,524
1/31/2024	$14,526	$16,293	$20,644
2/29/2024	$14,896	$16,672	$21,530
3/31/2024	$15,538	$16,977	$22,206
4/30/2024	$15,118	$16,698	$21,474
5/31/2024	$15,587	$17,111	$22,346
6/30/2024	$15,340	$17,320	$22,843
7/31/2024	$15,489	$17,511	$23,212
8/31/2024	$15,797	$17,785	$23,801
9/30/2024	$16,019	$17,986	$24,354
10/31/2024	$15,711	$17,842	$23,808

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Institutional ClassFootnote Reference*	16.82	4.30	4.62
Global Long/Short Equity Blended Index (Strategy)Footnote Reference†	18.93	7.51	5.96
MSCI ACWI Index (Net) (Regulatory)	32.79	11.08	9.06

Material Change Date	Nov. 01, 2023
AssetsNet		$ 469,464,081
Holdings Count | Holding		210
Advisory Fees Paid, Amount		$ 5,656,722
InvestmentCompanyPortfolioTurnover		285.00%
Additional Fund Statistics [Text Block]
Total net assets	$469,464,081
# of portfolio holdings	210
Portfolio turnover rate	285%
Total advisory fees paid	$5,656,722

Holdings [Text Block]

FIVE LARGEST SHORT POSITIONS (% of NET ASSETS)

Sartorius Stedim Biotech	(1.2)
Cellnex Telecom SA	(1.2)
Boeing Co.	(1.1)
Ashtead Group PLC	(1.1)
Toast, Inc. Class A	(1.0)

SECTOR ALLOCATION FOR LONG AND SHORT POSITIONS

(% OF LONG AND SHORT POSITIONS)

header	Long (%)	Short (%)
Industrials	18.0	(18.5)
Financials	15.8	(10.7)
Information technology	15.7	(11.8)
Communication services	12.2	(5.3)
Health care	9.2	(20.5)
Consumer staples	7.1	(1.7)
Utilities	6.6	0
Materials	5.2	(15.7)
Consumer discretionary	4.1	(5.9)
Real estate	3.5	(3.6)
Energy	2.6	(6.3)

COUNTRY ALLOCATION FOR LONG AND SHORT POSITIONS

(% OF LONG AND SHORT POSITIONS)

header	Long (%)	Short (%)
United States	64.5	(54.2)
Japan	7.3	(4.8)
Canada	4.7	(7.0)
France	3.8	(5.2)
Sweden	3.5	(5.3)
Hong Kong	2.8	0
Germany	2.6	(3.9)
United Kingdom	2.0	(4.0)
Australia	1.8	(6.2)
Spain	1.7	(4.1)
Switzerland	1.6	0
Netherlands	1.3	(1.3)
Denmark	1.0	(0.8)
Italy	1.0	0
Bermuda	0.2	0
Norway	0.1	0
Austria	0.1	0
Finland	0	(3.2)

Largest Holdings [Text Block]

TEN LARGEST LONG POSITIONS (% OF NET ASSETS)

NVIDIA Corp.	2.5
Bank of New York Mellon Corp.	2.2
Merck & Co., Inc.	2.2
Verizon Communications, Inc.	2.1
PACCAR, Inc.	2.1
Allstate Corp.	2.0
Apple, Inc.	2.0
American Tower Corp.	2.0
Osaka Gas Co. Ltd.	1.9
Meta Platforms, Inc. Class A	1.9

Material Fund Change Adviser [Text Block]		On January 24, 2024, Kevin Cole, CFA, was added as a portfolio manager to the Fund.
Summary of Change Legend [Text Block]		This is a summary of certain changes and planned changes to the Fund since November 1, 2023.
C000238740
Shareholder Report [Line Items]
Fund Name		Global Long/Short Equity Fund
Class Name		Class R6
Trading Symbol		AGAWX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Global Long/Short Equity Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$289	2.66%

Expenses Paid, Amount		$ 289
Expense Ratio, Percent		2.66%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The risk-on environment in international equity markets drove strong performance in the 12-month period that ended October 31, 2024. Market returns were fueled by the artificial intelligence secular growth theme, coupled with the decreasing likelihood of a recession, leading major equity markets to realize significant 12-month gains. The Fund slightly underperformed its benchmark in the sharp up-market where we would expect it to underperform. The Fund seeks to produce positive returns through a long book composed of securities with attractive factor footprints and a short book that tilts toward high-beta (more volatile) securities with unfavorable valuations. While the strategy’s core principles have not changed, we have enhanced the way in which we short high-beta securities by placing a larger emphasis on companies with high idiosyncratic beta. The top contributors to Fund performance from a sector/country level were allocations to energy, health care, and the United Kingdom. On the other hand, the main detractors from performance on a sector/country level were information technology, consumer staples, and the United States.

Performance Past Does Not Indicate Future [Text]		Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.
Line Graph [Table Text Block]
	Class R6	Global Long/Short Equity Blended Index	MSCI ACWI Index (Net)
10/31/2014	$10,000	$10,000	$10,000
11/30/2014	$10,278	$10,100	$10,167
12/31/2014	$10,359	$10,019	$9,971
1/31/2015	$10,257	$9,928	$9,815
2/28/2015	$10,329	$10,219	$10,362
3/31/2015	$10,380	$10,139	$10,201
4/30/2015	$10,164	$10,258	$10,497
5/31/2015	$10,452	$10,276	$10,483
6/30/2015	$10,431	$10,157	$10,237
7/31/2015	$11,098	$10,247	$10,325
8/31/2015	$10,882	$9,909	$9,618
9/30/2015	$10,975	$9,727	$9,269
10/31/2015	$11,231	$10,112	$9,997
11/30/2015	$11,211	$10,087	$9,914
12/31/2015	$11,307	$10,000	$9,735
1/31/2016	$11,142	$9,701	$9,148
2/29/2016	$11,111	$9,666	$9,085
3/31/2016	$11,587	$9,996	$9,759
4/30/2016	$11,100	$10,076	$9,903
5/31/2016	$11,473	$10,105	$9,915
6/30/2016	$11,152	$10,050	$9,855
7/31/2016	$11,473	$10,264	$10,280
8/31/2016	$11,256	$10,269	$10,314
9/30/2016	$11,349	$10,299	$10,378
10/31/2016	$11,214	$10,201	$10,201
11/30/2016	$11,235	$10,275	$10,279
12/31/2016	$11,292	$10,400	$10,501
1/31/2017	$11,574	$10,528	$10,788
2/28/2017	$11,855	$10,676	$11,091
3/31/2017	$11,803	$10,734	$11,226
4/30/2017	$11,824	$10,817	$11,401
5/31/2017	$12,012	$10,934	$11,653
6/30/2017	$12,116	$10,960	$11,706
7/31/2017	$12,283	$11,096	$12,033
8/31/2017	$12,585	$11,109	$12,079
9/30/2017	$12,700	$11,238	$12,313
10/31/2017	$12,752	$11,349	$12,568
11/30/2017	$12,908	$11,477	$12,812
12/31/2017	$13,026	$11,561	$13,018
1/31/2018	$13,506	$11,873	$13,753
2/28/2018	$13,104	$11,633	$13,175
3/31/2018	$13,060	$11,514	$12,893
4/30/2018	$13,138	$11,588	$13,016
5/31/2018	$13,205	$11,633	$13,032
6/30/2018	$13,071	$11,640	$12,962
7/31/2018	$13,305	$11,831	$13,353
8/31/2018	$13,350	$11,915	$13,458
9/30/2018	$13,305	$11,957	$13,516
10/31/2018	$12,724	$11,528	$12,503
11/30/2018	$12,635	$11,606	$12,686
12/31/2018	$11,971	$11,175	$11,793
1/31/2019	$12,490	$11,621	$12,724
2/28/2019	$12,651	$11,806	$13,064
3/31/2019	$12,778	$11,897	$13,228
4/30/2019	$12,881	$12,119	$13,675
5/31/2019	$12,685	$11,783	$12,864
6/30/2019	$12,985	$12,184	$13,706
7/31/2019	$12,997	$12,225	$13,746
8/31/2019	$12,801	$12,113	$13,420
9/30/2019	$12,789	$12,252	$13,703
10/31/2019	$12,789	$12,420	$14,078
11/30/2019	$12,870	$12,601	$14,421
12/31/2019	$12,998	$12,798	$14,929
1/31/2020	$12,917	$12,768	$14,764
2/29/2020	$12,200	$12,238	$13,572
3/31/2020	$11,495	$11,446	$11,740
4/30/2020	$11,946	$12,072	$12,997
5/31/2020	$12,154	$12,363	$13,562
6/30/2020	$12,454	$12,528	$13,996
7/31/2020	$13,195	$12,829	$14,736
8/31/2020	$13,646	$13,258	$15,638
9/30/2020	$13,495	$13,030	$15,134
10/31/2020	$13,114	$12,831	$14,766
11/30/2020	$13,796	$13,651	$16,586
12/31/2020	$12,894	$13,941	$17,356
1/31/2021	$13,079	$13,873	$17,277
2/28/2021	$12,963	$14,051	$17,677
3/31/2021	$13,484	$14,285	$18,149
4/30/2021	$14,004	$14,618	$18,943
5/31/2021	$14,548	$14,723	$19,238
6/30/2021	$14,016	$14,833	$19,491
7/31/2021	$14,177	$14,966	$19,625
8/31/2021	$14,282	$15,153	$20,117
9/30/2021	$13,796	$14,838	$19,286
10/31/2021	$14,154	$15,258	$20,270
11/30/2021	$14,189	$15,092	$19,782
12/31/2021	$15,096	$15,415	$20,573
1/31/2022	$14,893	$15,007	$19,563
2/28/2022	$14,464	$14,818	$19,058
3/31/2022	$14,500	$15,023	$19,470
4/30/2022	$14,405	$14,400	$17,912
5/31/2022	$14,965	$14,411	$17,933
6/30/2022	$13,976	$13,788	$16,421
7/31/2022	$13,940	$14,339	$17,568
8/31/2022	$13,630	$14,051	$16,921
9/30/2022	$12,665	$13,415	$15,301
10/31/2022	$13,321	$13,908	$16,225
11/30/2022	$14,214	$14,414	$17,483
12/31/2022	$13,965	$14,134	$16,795
1/31/2023	$14,013	$14,656	$17,999
2/28/2023	$13,484	$14,504	$17,483
3/31/2023	$13,628	$14,759	$18,022
4/30/2023	$13,724	$14,911	$18,281
5/31/2023	$13,243	$14,866	$18,085
6/30/2023	$13,748	$15,350	$19,135
7/31/2023	$13,845	$15,638	$19,836
8/31/2023	$13,857	$15,487	$19,282
9/30/2023	$13,652	$15,188	$18,484
10/31/2023	$13,556	$15,002	$17,929
11/30/2023	$14,061	$15,739	$19,583
12/31/2023	$14,400	$16,162	$20,524
1/31/2024	$14,636	$16,293	$20,644
2/29/2024	$15,020	$16,672	$21,530
3/31/2024	$15,665	$16,977	$22,206
4/30/2024	$15,243	$16,698	$21,474
5/31/2024	$15,715	$17,111	$22,346
6/30/2024	$15,467	$17,320	$22,843
7/31/2024	$15,615	$17,511	$23,212
8/31/2024	$15,938	$17,785	$23,801
9/30/2024	$16,149	$17,986	$24,354
10/31/2024	$15,851	$17,842	$23,808

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R6Footnote Reference*	16.93	4.39	4.71
Global Long/Short Equity Blended Index (Strategy)Footnote Reference†	18.93	7.51	5.96
MSCI ACWI Index (Net) (Regulatory)	32.79	11.08	9.06

Material Change Date	Nov. 01, 2023
AssetsNet		$ 469,464,081
Holdings Count | Holding		210
Advisory Fees Paid, Amount		$ 5,656,722
InvestmentCompanyPortfolioTurnover		285.00%
Additional Fund Statistics [Text Block]
Total net assets	$469,464,081
# of portfolio holdings	210
Portfolio turnover rate	285%
Total advisory fees paid	$5,656,722

Holdings [Text Block]

FIVE LARGEST SHORT POSITIONS (% of NET ASSETS)

Sartorius Stedim Biotech	(1.2)
Cellnex Telecom SA	(1.2)
Boeing Co.	(1.1)
Ashtead Group PLC	(1.1)
Toast, Inc. Class A	(1.0)

SECTOR ALLOCATION FOR LONG AND SHORT POSITIONS

(% OF LONG AND SHORT POSITIONS)

header	Long (%)	Short (%)
Industrials	18.0	(18.5)
Financials	15.8	(10.7)
Information technology	15.7	(11.8)
Communication services	12.2	(5.3)
Health care	9.2	(20.5)
Consumer staples	7.1	(1.7)
Utilities	6.6	0
Materials	5.2	(15.7)
Consumer discretionary	4.1	(5.9)
Real estate	3.5	(3.6)
Energy	2.6	(6.3)

COUNTRY ALLOCATION FOR LONG AND SHORT POSITIONS

(% OF LONG AND SHORT POSITIONS)

header	Long (%)	Short (%)
United States	64.5	(54.2)
Japan	7.3	(4.8)
Canada	4.7	(7.0)
France	3.8	(5.2)
Sweden	3.5	(5.3)
Hong Kong	2.8	0
Germany	2.6	(3.9)
United Kingdom	2.0	(4.0)
Australia	1.8	(6.2)
Spain	1.7	(4.1)
Switzerland	1.6	0
Netherlands	1.3	(1.3)
Denmark	1.0	(0.8)
Italy	1.0	0
Bermuda	0.2	0
Norway	0.1	0
Austria	0.1	0
Finland	0	(3.2)

Largest Holdings [Text Block]

TEN LARGEST LONG POSITIONS (% OF NET ASSETS)

NVIDIA Corp.	2.5
Bank of New York Mellon Corp.	2.2
Merck & Co., Inc.	2.2
Verizon Communications, Inc.	2.1
PACCAR, Inc.	2.1
Allstate Corp.	2.0
Apple, Inc.	2.0
American Tower Corp.	2.0
Osaka Gas Co. Ltd.	1.9
Meta Platforms, Inc. Class A	1.9

Material Fund Change Adviser [Text Block]		On January 24, 2024, Kevin Cole, CFA, was added as a portfolio manager to the Fund.
Summary of Change Legend [Text Block]		This is a summary of certain changes and planned changes to the Fund since November 1, 2023.
C000238739
Shareholder Report [Line Items]
Fund Name		Global Long/Short Equity Fund
Class Name		Class C
Trading Symbol		ASGCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Global Long/Short Equity Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$348	3.22%

Expenses Paid, Amount		$ 348
Expense Ratio, Percent		3.22%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The risk-on environment in international equity markets drove strong performance in the 12-month period that ended October 31, 2024. Market returns were fueled by the artificial intelligence secular growth theme, coupled with the decreasing likelihood of a recession, leading major equity markets to realize significant 12-month gains. The Fund slightly underperformed its benchmark in the sharp up-market where we would expect it to underperform. The Fund seeks to produce positive returns through a long book composed of securities with attractive factor footprints and a short book that tilts toward high-beta (more volatile) securities with unfavorable valuations. While the strategy’s core principles have not changed, we have enhanced the way in which we short high-beta securities by placing a larger emphasis on companies with high idiosyncratic beta. The top contributors to Fund performance from a sector/country level were allocations to energy, health care, and the United Kingdom. On the other hand, the main detractors from performance on a sector/country level were information technology, consumer staples, and the United States.

Performance Past Does Not Indicate Future [Text]		Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.
Line Graph [Table Text Block]
	Class C with Load	Global Long/Short Equity Blended Index	MSCI ACWI Index (Net)
10/31/2014	$10,000	$10,000	$10,000
11/30/2014	$10,278	$10,100	$10,167
12/31/2014	$10,359	$10,019	$9,971
1/31/2015	$10,257	$9,928	$9,815
2/28/2015	$10,329	$10,219	$10,362
3/31/2015	$10,380	$10,139	$10,201
4/30/2015	$10,154	$10,258	$10,497
5/31/2015	$10,431	$10,276	$10,483
6/30/2015	$10,411	$10,157	$10,237
7/31/2015	$11,077	$10,247	$10,325
8/31/2015	$10,852	$9,909	$9,618
9/30/2015	$10,944	$9,727	$9,269
10/31/2015	$11,200	$10,112	$9,997
11/30/2015	$11,180	$10,087	$9,914
12/31/2015	$11,266	$10,000	$9,735
1/31/2016	$11,101	$9,701	$9,148
2/29/2016	$11,070	$9,666	$9,085
3/31/2016	$11,535	$9,996	$9,759
4/30/2016	$11,049	$10,076	$9,903
5/31/2016	$11,411	$10,105	$9,915
6/30/2016	$11,090	$10,050	$9,855
7/31/2016	$11,401	$10,264	$10,280
8/31/2016	$11,194	$10,269	$10,314
9/30/2016	$11,276	$10,299	$10,378
10/31/2016	$11,132	$10,201	$10,201
11/30/2016	$11,152	$10,275	$10,279
12/31/2016	$11,207	$10,400	$10,501
1/31/2017	$11,477	$10,528	$10,788
2/28/2017	$11,757	$10,676	$11,091
3/31/2017	$11,705	$10,734	$11,226
4/30/2017	$11,716	$10,817	$11,401
5/31/2017	$11,902	$10,934	$11,653
6/30/2017	$11,996	$10,960	$11,706
7/31/2017	$12,162	$11,096	$12,033
8/31/2017	$12,452	$11,109	$12,079
9/30/2017	$12,566	$11,238	$12,313
10/31/2017	$12,608	$11,349	$12,568
11/30/2017	$12,764	$11,477	$12,812
12/31/2017	$12,882	$11,561	$13,018
1/31/2018	$13,347	$11,873	$13,753
2/28/2018	$12,949	$11,633	$13,175
3/31/2018	$12,893	$11,514	$12,893
4/30/2018	$12,971	$11,588	$13,016
5/31/2018	$13,037	$11,633	$13,032
6/30/2018	$12,893	$11,640	$12,962
7/31/2018	$13,115	$11,831	$13,353
8/31/2018	$13,159	$11,915	$13,458
9/30/2018	$13,115	$11,957	$13,516
10/31/2018	$12,539	$11,528	$12,503
11/30/2018	$12,439	$11,606	$12,686
12/31/2018	$11,781	$11,175	$11,793
1/31/2019	$12,284	$11,621	$12,724
2/28/2019	$12,443	$11,806	$13,064
3/31/2019	$12,569	$11,897	$13,228
4/30/2019	$12,672	$12,119	$13,675
5/31/2019	$12,466	$11,783	$12,864
6/30/2019	$12,763	$12,184	$13,706
7/31/2019	$12,763	$12,225	$13,746
8/31/2019	$12,569	$12,113	$13,420
9/30/2019	$12,546	$12,252	$13,703
10/31/2019	$12,546	$12,420	$14,078
11/30/2019	$12,626	$12,601	$14,421
12/31/2019	$12,741	$12,798	$14,929
1/31/2020	$12,661	$12,768	$14,764
2/29/2020	$11,952	$12,238	$13,572
3/31/2020	$11,255	$11,446	$11,740
4/30/2020	$11,689	$12,072	$12,997
5/31/2020	$11,906	$12,363	$13,562
6/30/2020	$12,192	$12,528	$13,996
7/31/2020	$12,912	$12,829	$14,736
8/31/2020	$13,346	$13,258	$15,638
9/30/2020	$13,186	$13,030	$15,134
10/31/2020	$12,809	$12,831	$14,766
11/30/2020	$13,369	$13,651	$16,586
12/31/2020	$12,592	$13,941	$17,356
1/31/2021	$12,763	$13,873	$17,277
2/28/2021	$12,649	$14,051	$17,677
3/31/2021	$13,163	$14,285	$18,149
4/30/2021	$13,666	$14,618	$18,943
5/31/2021	$14,180	$14,723	$19,238
6/30/2021	$13,655	$14,833	$19,491
7/31/2021	$13,815	$14,966	$19,625
8/31/2021	$13,906	$15,153	$20,117
9/30/2021	$13,438	$14,838	$19,286
10/31/2021	$13,780	$15,258	$20,270
11/30/2021	$13,815	$15,092	$19,782
12/31/2021	$14,688	$15,415	$20,573
1/31/2022	$14,488	$15,007	$19,563
2/28/2022	$14,064	$14,818	$19,058
3/31/2022	$14,087	$15,023	$19,470
4/30/2022	$14,005	$14,400	$17,912
5/31/2022	$14,535	$14,411	$17,933
6/30/2022	$13,569	$13,788	$16,421
7/31/2022	$13,534	$14,339	$17,568
8/31/2022	$13,227	$14,051	$16,921
9/30/2022	$12,285	$13,415	$15,301
10/31/2022	$12,909	$13,908	$16,225
11/30/2022	$13,781	$14,414	$17,483
12/31/2022	$13,540	$14,134	$16,795
1/31/2023	$13,563	$14,656	$17,999
2/28/2023	$13,040	$14,504	$17,483
3/31/2023	$13,171	$14,759	$18,022
4/30/2023	$13,254	$14,911	$18,281
5/31/2023	$12,779	$14,866	$18,085
6/30/2023	$13,254	$15,350	$19,135
7/31/2023	$13,350	$15,638	$19,836
8/31/2023	$13,350	$15,487	$19,282
9/30/2023	$13,147	$15,188	$18,484
10/31/2023	$13,052	$15,002	$17,929
11/30/2023	$13,540	$15,739	$19,583
12/31/2023	$13,860	$16,162	$20,524
1/31/2024	$14,079	$16,293	$20,644
2/29/2024	$14,445	$16,672	$21,530
3/31/2024	$15,054	$16,977	$22,206
4/30/2024	$14,640	$16,698	$21,474
5/31/2024	$15,079	$17,111	$22,346
6/30/2024	$14,835	$17,320	$22,843
7/31/2024	$14,981	$17,511	$23,212
8/31/2024	$15,274	$17,785	$23,801
9/30/2024	$15,481	$17,986	$24,354
10/31/2024	$15,188	$17,842	$23,808

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class CFootnote Reference*	16.37	3.90	4.27
Class C with LoadFootnote Reference*	15.37	3.90	4.27
Global Long/Short Equity Blended Index (Strategy)Footnote Reference†	18.93	7.51	5.96
MSCI ACWI Index (Net) (Regulatory)	32.79	11.08	9.06

Material Change Date	Nov. 01, 2023
AssetsNet		$ 469,464,081
Holdings Count | Holding		210
Advisory Fees Paid, Amount		$ 5,656,722
InvestmentCompanyPortfolioTurnover		285.00%
Additional Fund Statistics [Text Block]
Total net assets	$469,464,081
# of portfolio holdings	210
Portfolio turnover rate	285%
Total advisory fees paid	$5,656,722

Holdings [Text Block]

FIVE LARGEST SHORT POSITIONS (% of NET ASSETS)

Sartorius Stedim Biotech	(1.2)
Cellnex Telecom SA	(1.2)
Boeing Co.	(1.1)
Ashtead Group PLC	(1.1)
Toast, Inc. Class A	(1.0)

SECTOR ALLOCATION FOR LONG AND SHORT POSITIONS

(% OF LONG AND SHORT POSITIONS)

header	Long (%)	Short (%)
Industrials	18.0	(18.5)
Financials	15.8	(10.7)
Information technology	15.7	(11.8)
Communication services	12.2	(5.3)
Health care	9.2	(20.5)
Consumer staples	7.1	(1.7)
Utilities	6.6	0
Materials	5.2	(15.7)
Consumer discretionary	4.1	(5.9)
Real estate	3.5	(3.6)
Energy	2.6	(6.3)

COUNTRY ALLOCATION FOR LONG AND SHORT POSITIONS

(% OF LONG AND SHORT POSITIONS)

header	Long (%)	Short (%)
United States	64.5	(54.2)
Japan	7.3	(4.8)
Canada	4.7	(7.0)
France	3.8	(5.2)
Sweden	3.5	(5.3)
Hong Kong	2.8	0
Germany	2.6	(3.9)
United Kingdom	2.0	(4.0)
Australia	1.8	(6.2)
Spain	1.7	(4.1)
Switzerland	1.6	0
Netherlands	1.3	(1.3)
Denmark	1.0	(0.8)
Italy	1.0	0
Bermuda	0.2	0
Norway	0.1	0
Austria	0.1	0
Finland	0	(3.2)

Largest Holdings [Text Block]

TEN LARGEST LONG POSITIONS (% OF NET ASSETS)

NVIDIA Corp.	2.5
Bank of New York Mellon Corp.	2.2
Merck & Co., Inc.	2.2
Verizon Communications, Inc.	2.1
PACCAR, Inc.	2.1
Allstate Corp.	2.0
Apple, Inc.	2.0
American Tower Corp.	2.0
Osaka Gas Co. Ltd.	1.9
Meta Platforms, Inc. Class A	1.9

Material Fund Change Adviser [Text Block]		On January 24, 2024, Kevin Cole, CFA, was added as a portfolio manager to the Fund.
Summary of Change Legend [Text Block]		This is a summary of certain changes and planned changes to the Fund since November 1, 2023.
C000238742
Shareholder Report [Line Items]
Fund Name		Global Long/Short Equity Fund
Class Name		Class A
Trading Symbol		AGAQX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Global Long/Short Equity Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$333	3.08%

Expenses Paid, Amount		$ 333
Expense Ratio, Percent		3.08%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The risk-on environment in international equity markets drove strong performance in the 12-month period that ended October 31, 2024. Market returns were fueled by the artificial intelligence secular growth theme, coupled with the decreasing likelihood of a recession, leading major equity markets to realize significant 12-month gains. The Fund slightly underperformed its benchmark in the sharp up-market where we would expect it to underperform. The Fund seeks to produce positive returns through a long book composed of securities with attractive factor footprints and a short book that tilts toward high-beta (more volatile) securities with unfavorable valuations. While the strategy’s core principles have not changed, we have enhanced the way in which we short high-beta securities by placing a larger emphasis on companies with high idiosyncratic beta. The top contributors to Fund performance from a sector/country level were allocations to energy, health care, and the United Kingdom. On the other hand, the main detractors from performance on a sector/country level were information technology, consumer staples, and the United States.

Performance Past Does Not Indicate Future [Text]		Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.
Line Graph [Table Text Block]
	Class A with Load	Global Long/Short Equity Blended Index	MSCI ACWI Index (Net)
10/31/2014	$9,425	$10,000	$10,000
11/30/2014	$9,687	$10,100	$10,167
12/31/2014	$9,764	$10,019	$9,971
1/31/2015	$9,667	$9,928	$9,815
2/28/2015	$9,735	$10,219	$10,362
3/31/2015	$9,783	$10,139	$10,201
4/30/2015	$9,571	$10,258	$10,497
5/31/2015	$9,832	$10,276	$10,483
6/30/2015	$9,812	$10,157	$10,237
7/31/2015	$10,441	$10,247	$10,325
8/31/2015	$10,228	$9,909	$9,618
9/30/2015	$10,315	$9,727	$9,269
10/31/2015	$10,557	$10,112	$9,997
11/30/2015	$10,537	$10,087	$9,914
12/31/2015	$10,619	$10,000	$9,735
1/31/2016	$10,463	$9,701	$9,148
2/29/2016	$10,433	$9,666	$9,085
3/31/2016	$10,872	$9,996	$9,759
4/30/2016	$10,414	$10,076	$9,903
5/31/2016	$10,755	$10,105	$9,915
6/30/2016	$10,453	$10,050	$9,855
7/31/2016	$10,745	$10,264	$10,280
8/31/2016	$10,550	$10,269	$10,314
9/30/2016	$10,628	$10,299	$10,378
10/31/2016	$10,492	$10,201	$10,201
11/30/2016	$10,511	$10,275	$10,279
12/31/2016	$10,563	$10,400	$10,501
1/31/2017	$10,817	$10,528	$10,788
2/28/2017	$11,081	$10,676	$11,091
3/31/2017	$11,032	$10,734	$11,226
4/30/2017	$11,042	$10,817	$11,401
5/31/2017	$11,218	$10,934	$11,653
6/30/2017	$11,306	$10,960	$11,706
7/31/2017	$11,463	$11,096	$12,033
8/31/2017	$11,737	$11,109	$12,079
9/30/2017	$11,844	$11,238	$12,313
10/31/2017	$11,883	$11,349	$12,568
11/30/2017	$12,030	$11,477	$12,812
12/31/2017	$12,142	$11,561	$13,018
1/31/2018	$12,580	$11,873	$13,753
2/28/2018	$12,204	$11,633	$13,175
3/31/2018	$12,152	$11,514	$12,893
4/30/2018	$12,225	$11,588	$13,016
5/31/2018	$12,288	$11,633	$13,032
6/30/2018	$12,152	$11,640	$12,962
7/31/2018	$12,361	$11,831	$13,353
8/31/2018	$12,403	$11,915	$13,458
9/30/2018	$12,361	$11,957	$13,516
10/31/2018	$11,818	$11,528	$12,503
11/30/2018	$11,724	$11,606	$12,686
12/31/2018	$11,104	$11,175	$11,793
1/31/2019	$11,577	$11,621	$12,724
2/28/2019	$11,728	$11,806	$13,064
3/31/2019	$11,847	$11,897	$13,228
4/30/2019	$11,944	$12,119	$13,675
5/31/2019	$11,750	$11,783	$12,864
6/30/2019	$12,030	$12,184	$13,706
7/31/2019	$12,030	$12,225	$13,746
8/31/2019	$11,847	$12,113	$13,420
9/30/2019	$11,825	$12,252	$13,703
10/31/2019	$11,825	$12,420	$14,078
11/30/2019	$11,901	$12,601	$14,421
12/31/2019	$12,008	$12,798	$14,929
1/31/2020	$11,933	$12,768	$14,764
2/29/2020	$11,265	$12,238	$13,572
3/31/2020	$10,608	$11,446	$11,740
4/30/2020	$11,017	$12,072	$12,997
5/31/2020	$11,222	$12,363	$13,562
6/30/2020	$11,491	$12,528	$13,996
7/31/2020	$12,170	$12,829	$14,736
8/31/2020	$12,579	$13,258	$15,638
9/30/2020	$12,428	$13,030	$15,134
10/31/2020	$12,073	$12,831	$14,766
11/30/2020	$12,601	$13,651	$16,586
12/31/2020	$11,868	$13,941	$17,356
1/31/2021	$12,030	$13,873	$17,277
2/28/2021	$11,922	$14,051	$17,677
3/31/2021	$12,407	$14,285	$18,149
4/30/2021	$12,881	$14,618	$18,943
5/31/2021	$13,365	$14,723	$19,238
6/30/2021	$12,870	$14,833	$19,491
7/31/2021	$13,021	$14,966	$19,625
8/31/2021	$13,107	$15,153	$20,117
9/30/2021	$12,665	$14,838	$19,286
10/31/2021	$12,988	$15,258	$20,270
11/30/2021	$13,021	$15,092	$19,782
12/31/2021	$13,844	$15,415	$20,573
1/31/2022	$13,655	$15,007	$19,563
2/28/2022	$13,255	$14,818	$19,058
3/31/2022	$13,277	$15,023	$19,470
4/30/2022	$13,200	$14,400	$17,912
5/31/2022	$13,699	$14,411	$17,933
6/30/2022	$12,789	$13,788	$16,421
7/31/2022	$12,756	$14,339	$17,568
8/31/2022	$12,467	$14,051	$16,921
9/30/2022	$11,579	$13,415	$15,301
10/31/2022	$12,167	$13,908	$16,225
11/30/2022	$12,989	$14,414	$17,483
12/31/2022	$12,753	$14,134	$16,795
1/31/2023	$12,797	$14,656	$17,999
2/28/2023	$12,307	$14,504	$17,483
3/31/2023	$12,441	$14,759	$18,022
4/30/2023	$12,519	$14,911	$18,281
5/31/2023	$12,073	$14,866	$18,085
6/30/2023	$12,519	$15,350	$19,135
7/31/2023	$12,608	$15,638	$19,836
8/31/2023	$12,619	$15,487	$19,282
9/30/2023	$12,430	$15,188	$18,484
10/31/2023	$12,341	$15,002	$17,929
11/30/2023	$12,786	$15,739	$19,583
12/31/2023	$13,103	$16,162	$20,524
1/31/2024	$13,309	$16,293	$20,644
2/29/2024	$13,641	$16,672	$21,530
3/31/2024	$14,224	$16,977	$22,206
4/30/2024	$13,835	$16,698	$21,474
5/31/2024	$14,258	$17,111	$22,346
6/30/2024	$14,029	$17,320	$22,843
7/31/2024	$14,167	$17,511	$23,212
8/31/2024	$14,453	$17,785	$23,801
9/30/2024	$14,647	$17,986	$24,354
10/31/2024	$14,361	$17,842	$23,808

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class AFootnote Reference*	16.37	3.96	4.30
Class A with LoadFootnote Reference*	9.64	2.74	3.69
Global Long/Short Equity Blended Index (Strategy)Footnote Reference†	18.93	7.51	5.96
MSCI ACWI Index (Net) (Regulatory)	32.79	11.08	9.06

Material Change Date	Nov. 01, 2023
AssetsNet		$ 469,464,081
Holdings Count | Holding		210
Advisory Fees Paid, Amount		$ 5,656,722
InvestmentCompanyPortfolioTurnover		285.00%
Additional Fund Statistics [Text Block]
Total net assets	$469,464,081
# of portfolio holdings	210
Portfolio turnover rate	285%
Total advisory fees paid	$5,656,722

Holdings [Text Block]

FIVE LARGEST SHORT POSITIONS (% of NET ASSETS)

Sartorius Stedim Biotech	(1.2)
Cellnex Telecom SA	(1.2)
Boeing Co.	(1.1)
Ashtead Group PLC	(1.1)
Toast, Inc. Class A	(1.0)

SECTOR ALLOCATION FOR LONG AND SHORT POSITIONS

(% OF LONG AND SHORT POSITIONS)

header	Long (%)	Short (%)
Industrials	18.0	(18.5)
Financials	15.8	(10.7)
Information technology	15.7	(11.8)
Communication services	12.2	(5.3)
Health care	9.2	(20.5)
Consumer staples	7.1	(1.7)
Utilities	6.6	0
Materials	5.2	(15.7)
Consumer discretionary	4.1	(5.9)
Real estate	3.5	(3.6)
Energy	2.6	(6.3)

COUNTRY ALLOCATION FOR LONG AND SHORT POSITIONS

(% OF LONG AND SHORT POSITIONS)

header	Long (%)	Short (%)
United States	64.5	(54.2)
Japan	7.3	(4.8)
Canada	4.7	(7.0)
France	3.8	(5.2)
Sweden	3.5	(5.3)
Hong Kong	2.8	0
Germany	2.6	(3.9)
United Kingdom	2.0	(4.0)
Australia	1.8	(6.2)
Spain	1.7	(4.1)
Switzerland	1.6	0
Netherlands	1.3	(1.3)
Denmark	1.0	(0.8)
Italy	1.0	0
Bermuda	0.2	0
Norway	0.1	0
Austria	0.1	0
Finland	0	(3.2)

Largest Holdings [Text Block]

TEN LARGEST LONG POSITIONS (% OF NET ASSETS)

NVIDIA Corp.	2.5
Bank of New York Mellon Corp.	2.2
Merck & Co., Inc.	2.2
Verizon Communications, Inc.	2.1
PACCAR, Inc.	2.1
Allstate Corp.	2.0
Apple, Inc.	2.0
American Tower Corp.	2.0
Osaka Gas Co. Ltd.	1.9
Meta Platforms, Inc. Class A	1.9

Material Fund Change Adviser [Text Block]		On January 24, 2024, Kevin Cole, CFA, was added as a portfolio manager to the Fund.
Summary of Change Legend [Text Block]		This is a summary of certain changes and planned changes to the Fund since November 1, 2023.
C000089270
Shareholder Report [Line Items]
Fund Name		International Equity Fund
Class Name		Institutional Class
Trading Symbol		WFENX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about International Equity Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$91	0.84%

Expenses Paid, Amount		$ 91
Expense Ratio, Percent		0.84%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Changing interest rates and a “risk on” environment drove strong performance in international equities through the 12-month period that ended October 31, 2024. Global central banks were less coordinated with the U.S. Federal Reserve than in prior cycles, leading to higher volatility among global interest rates and currencies. Changing political leadership and budget stress affected major markets, most notably in Japan and France. China was a wild card as September’s announced stimulus package drove some asset valuations up, while weakness among Chinese consumers affected many companies. We increased cyclical exposures (financials, industrials, and information technology stocks) and reduced allocation to consumer sectors. We reduced emerging and Asian market exposures while increasing allocations to select companies in Europe. Top contributors included Hitachi Ltd., SAP SE, and TC Energy. High-quality global consumer companies were hurt by weakness in Chinese operations and growing consumer resistance to price increases. Weakness in Samsung Electronics Co. and underexposure to banks, which returned almost 45%, were detractors.

Performance Past Does Not Indicate Future [Text]		Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.
Line Graph [Table Text Block]
	Institutional Class	MSCI ACWI ex USA Value Index (Net)	MSCI ACWI ex USA Index (Net)
10/31/2014	$10,000	$10,000	$10,000
11/30/2014	$10,258	$9,997	$10,072
12/31/2014	$10,074	$9,613	$9,709
1/31/2015	$10,130	$9,509	$9,695
2/28/2015	$10,819	$10,039	$10,213
3/31/2015	$10,968	$9,819	$10,048
4/30/2015	$11,658	$10,383	$10,556
5/31/2015	$11,872	$10,167	$10,391
6/30/2015	$11,425	$9,865	$10,101
7/31/2015	$11,397	$9,783	$10,073
8/31/2015	$10,652	$9,023	$9,303
9/30/2015	$10,148	$8,524	$8,872
10/31/2015	$10,707	$9,146	$9,532
11/30/2015	$10,614	$8,866	$9,335
12/31/2015	$10,338	$8,646	$9,159
1/31/2016	$9,752	$8,001	$8,536
2/29/2016	$9,213	$7,919	$8,439
3/31/2016	$10,083	$8,610	$9,125
4/30/2016	$10,149	$8,935	$9,365
5/31/2016	$10,206	$8,691	$9,207
6/30/2016	$9,809	$8,458	$9,066
7/31/2016	$10,347	$8,888	$9,515
8/31/2016	$10,517	$9,035	$9,575
9/30/2016	$10,565	$9,117	$9,693
10/31/2016	$10,442	$9,168	$9,553
11/30/2016	$10,432	$9,090	$9,332
12/31/2016	$10,801	$9,417	$9,571
1/31/2017	$11,182	$9,708	$9,910
2/28/2017	$11,338	$9,824	$10,068
3/31/2017	$11,591	$10,046	$10,324
4/30/2017	$11,748	$10,187	$10,544
5/31/2017	$12,148	$10,399	$10,887
6/30/2017	$12,118	$10,456	$10,920
7/31/2017	$12,596	$10,864	$11,323
8/31/2017	$12,567	$10,869	$11,382
9/30/2017	$12,831	$11,082	$11,593
10/31/2017	$13,074	$11,232	$11,812
11/30/2017	$13,201	$11,290	$11,908
12/31/2017	$13,433	$11,551	$12,174
1/31/2018	$14,363	$12,237	$12,852
2/28/2018	$13,575	$11,630	$12,246
3/31/2018	$13,373	$11,378	$12,030
4/30/2018	$13,575	$11,658	$12,222
5/31/2018	$13,130	$11,184	$11,940
6/30/2018	$12,635	$10,941	$11,715
7/31/2018	$13,029	$11,280	$11,995
8/31/2018	$12,645	$10,931	$11,744
9/30/2018	$12,880	$11,129	$11,798
10/31/2018	$11,955	$10,364	$10,838
11/30/2018	$11,894	$10,403	$10,941
12/31/2018	$11,160	$9,937	$10,446
1/31/2019	$12,042	$10,684	$11,235
2/28/2019	$12,252	$10,813	$11,454
3/31/2019	$12,137	$10,764	$11,523
4/30/2019	$12,473	$10,992	$11,827
5/31/2019	$11,422	$10,375	$11,192
6/30/2019	$12,335	$10,933	$11,866
7/31/2019	$11,984	$10,685	$11,723
8/31/2019	$11,472	$10,207	$11,361
9/30/2019	$11,722	$10,627	$11,653
10/31/2019	$12,097	$10,981	$12,059
11/30/2019	$12,365	$11,002	$12,166
12/31/2019	$12,874	$11,499	$12,693
1/31/2020	$12,098	$10,989	$12,352
2/29/2020	$11,269	$10,050	$11,375
3/31/2020	$9,039	$8,216	$9,728
4/30/2020	$9,901	$8,738	$10,465
5/31/2020	$10,245	$8,911	$10,808
6/30/2020	$10,550	$9,265	$11,296
7/31/2020	$11,189	$9,460	$11,800
8/31/2020	$11,849	$9,885	$12,305
9/30/2020	$11,564	$9,475	$12,003
10/31/2020	$11,217	$9,230	$11,745
11/30/2020	$12,714	$10,810	$13,324
12/31/2020	$13,486	$11,410	$14,045
1/31/2021	$13,246	$11,390	$14,075
2/28/2021	$13,725	$11,884	$14,354
3/31/2021	$14,340	$12,216	$14,535
4/30/2021	$14,689	$12,490	$14,963
5/31/2021	$15,136	$12,964	$15,431
6/30/2021	$14,845	$12,744	$15,331
7/31/2021	$14,527	$12,517	$15,079
8/31/2021	$14,758	$12,708	$15,365
9/30/2021	$14,428	$12,449	$14,873
10/31/2021	$14,616	$12,654	$15,228
11/30/2021	$13,555	$11,966	$14,542
12/31/2021	$14,316	$12,603	$15,143
1/31/2022	$14,316	$12,715	$14,585
2/28/2022	$14,060	$12,562	$14,297
3/31/2022	$13,766	$12,620	$14,320
4/30/2022	$12,992	$11,965	$13,420
5/31/2022	$13,261	$12,224	$13,517
6/30/2022	$12,194	$11,117	$12,354
7/31/2022	$12,398	$11,265	$12,777
8/31/2022	$11,877	$10,984	$12,366
9/30/2022	$10,714	$9,957	$11,130
10/31/2022	$11,319	$10,360	$11,463
11/30/2022	$12,743	$11,517	$12,816
12/31/2022	$12,696	$11,520	$12,720
1/31/2023	$13,883	$12,415	$13,752
2/28/2023	$13,404	$12,074	$13,269
3/31/2023	$13,485	$12,115	$13,593
4/30/2023	$13,714	$12,415	$13,830
5/31/2023	$13,107	$11,855	$13,327
6/30/2023	$13,944	$12,472	$13,925
7/31/2023	$14,475	$13,102	$14,491
8/31/2023	$14,198	$12,589	$13,836
9/30/2023	$13,717	$12,463	$13,399
10/31/2023	$13,101	$11,921	$12,847
11/30/2023	$14,112	$12,836	$14,003
12/31/2023	$14,710	$13,514	$14,706
1/31/2024	$14,733	$13,347	$14,560
2/29/2024	$15,107	$13,503	$14,929
3/31/2024	$15,496	$13,973	$15,396
4/30/2024	$15,086	$13,870	$15,119
5/31/2024	$15,683	$14,312	$15,558
6/30/2024	$15,266	$14,150	$15,543
7/31/2024	$15,682	$14,663	$15,903
8/31/2024	$16,265	$15,031	$16,356
9/30/2024	$16,153	$15,460	$16,797
10/31/2024	$15,259	$14,729	$15,972

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Institutional Class	16.57	4.75	4.32
MSCI ACWI ex USA Value Index (Net) (Strategy)	23.56	6.05	3.95
MSCI ACWI ex USA Index (Net) (Regulatory)	24.33	5.78	4.79

AssetsNet		$ 221,450,972
Holdings Count | Holding		51
Advisory Fees Paid, Amount		$ 1,629,254
InvestmentCompanyPortfolioTurnover		44.00%
Additional Fund Statistics [Text Block]
Total net assets	$221,450,972
# of portfolio holdings	51
Portfolio turnover rate	44%
Total advisory fees paid	$1,629,254

Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

SAP SE	3.3
BAE Systems PLC	3.2
Rio Tinto PLC	3.2
AXA SA	3.1
Vinci SA	3.1
Novartis AG	2.9
LVMH Moet Hennessy Louis Vuitton SE	2.9
Siemens AG	2.9
ING Groep NV	2.8
AstraZeneca PLC	2.8

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	19.6
Financials	18.7
Information technology	11.6
Health care	11.6
Consumer discretionary	10.3
Consumer staples	10.3
Energy	6.0
Materials	5.1
Communication services	3.9
Utilities	2.9

Largest Holdings [Text Block]

COUNTRY ALLOCATION (% OF LONG-TERM INVESTMENTS)

France	21.5
United Kingdom	20.3
Germany	19.3
Japan	13.7
Netherlands	7.2
Switzerland	4.4
Canada	4.1
Finland	2.8
Denmark	2.2
South Korea	1.9
Other	2.6

Material Fund Change [Text Block]
C000163720
Shareholder Report [Line Items]
Fund Name		International Equity Fund
Class Name		Class R6
Trading Symbol		WFEHX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about International Equity Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$86	0.79%

Expenses Paid, Amount		$ 86
Expense Ratio, Percent		0.79%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Changing interest rates and a “risk on” environment drove strong performance in international equities through the 12-month period that ended October 31, 2024. Global central banks were less coordinated with the U.S. Federal Reserve than in prior cycles, leading to higher volatility among global interest rates and currencies. Changing political leadership and budget stress affected major markets, most notably in Japan and France. China was a wild card as September’s announced stimulus package drove some asset valuations up, while weakness among Chinese consumers affected many companies. We increased cyclical exposures (financials, industrials, and information technology stocks) and reduced allocation to consumer sectors. We reduced emerging and Asian market exposures while increasing allocations to select companies in Europe. Top contributors included Hitachi Ltd., SAP SE, and TC Energy. High-quality global consumer companies were hurt by weakness in Chinese operations and growing consumer resistance to price increases. Weakness in Samsung Electronics Co. and underexposure to banks, which returned almost 45%, were detractors.

Performance Past Does Not Indicate Future [Text]		Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.
Line Graph [Table Text Block]
	Class R6	MSCI ACWI ex USA Value Index (Net)	MSCI ACWI ex USA Index (Net)
9/30/2015	$10,145	$8,524	$8,872
10/31/2015	$10,704	$9,146	$9,532
11/30/2015	$10,610	$8,866	$9,335
12/31/2015	$10,327	$8,646	$9,159
1/31/2016	$9,751	$8,001	$8,536
2/29/2016	$9,204	$7,919	$8,439
3/31/2016	$10,081	$8,610	$9,125
4/30/2016	$10,148	$8,935	$9,365
5/31/2016	$10,195	$8,691	$9,207
6/30/2016	$9,808	$8,458	$9,066
7/31/2016	$10,346	$8,888	$9,515
8/31/2016	$10,516	$9,035	$9,575
9/30/2016	$10,563	$9,117	$9,693
10/31/2016	$10,440	$9,168	$9,553
11/30/2016	$10,431	$9,090	$9,332
12/31/2016	$10,794	$9,417	$9,571
1/31/2017	$11,183	$9,708	$9,910
2/28/2017	$11,339	$9,824	$10,068
3/31/2017	$11,592	$10,046	$10,324
4/30/2017	$11,748	$10,187	$10,544
5/31/2017	$12,147	$10,399	$10,887
6/30/2017	$12,118	$10,456	$10,920
7/31/2017	$12,604	$10,864	$11,323
8/31/2017	$12,575	$10,869	$11,382
9/30/2017	$12,828	$11,082	$11,593
10/31/2017	$13,081	$11,232	$11,812
11/30/2017	$13,208	$11,290	$11,908
12/31/2017	$13,438	$11,551	$12,174
1/31/2018	$14,366	$12,237	$12,852
2/28/2018	$13,580	$11,630	$12,246
3/31/2018	$13,378	$11,378	$12,030
4/30/2018	$13,580	$11,658	$12,222
5/31/2018	$13,136	$11,184	$11,940
6/30/2018	$12,642	$10,941	$11,715
7/31/2018	$13,035	$11,280	$11,995
8/31/2018	$12,652	$10,931	$11,744
9/30/2018	$12,893	$11,129	$11,798
10/31/2018	$11,960	$10,364	$10,838
11/30/2018	$11,909	$10,403	$10,941
12/31/2018	$11,169	$9,937	$10,446
1/31/2019	$12,051	$10,684	$11,235
2/28/2019	$12,261	$10,813	$11,454
3/31/2019	$12,156	$10,764	$11,523
4/30/2019	$12,482	$10,992	$11,827
5/31/2019	$11,432	$10,375	$11,192
6/30/2019	$12,348	$10,933	$11,866
7/31/2019	$11,997	$10,685	$11,723
8/31/2019	$11,486	$10,207	$11,361
9/30/2019	$11,737	$10,627	$11,653
10/31/2019	$12,112	$10,981	$12,059
11/30/2019	$12,379	$11,002	$12,166
12/31/2019	$12,889	$11,499	$12,693
1/31/2020	$12,113	$10,989	$12,352
2/29/2020	$11,284	$10,050	$11,375
3/31/2020	$9,056	$8,216	$9,728
4/30/2020	$9,917	$8,738	$10,465
5/31/2020	$10,261	$8,911	$10,808
6/30/2020	$10,565	$9,265	$11,296
7/31/2020	$11,214	$9,460	$11,800
8/31/2020	$11,874	$9,885	$12,305
9/30/2020	$11,593	$9,475	$12,003
10/31/2020	$11,245	$9,230	$11,745
11/30/2020	$12,743	$10,810	$13,324
12/31/2020	$13,517	$11,410	$14,045
1/31/2021	$13,266	$11,390	$14,075
2/28/2021	$13,746	$11,884	$14,354
3/31/2021	$14,376	$12,216	$14,535
4/30/2021	$14,726	$12,490	$14,963
5/31/2021	$15,152	$12,964	$15,431
6/30/2021	$14,863	$12,744	$15,331
7/31/2021	$14,544	$12,517	$15,079
8/31/2021	$14,775	$12,708	$15,365
9/30/2021	$14,449	$12,449	$14,873
10/31/2021	$14,638	$12,654	$15,228
11/30/2021	$13,575	$11,966	$14,542
12/31/2021	$14,344	$12,603	$15,143
1/31/2022	$14,344	$12,715	$14,585
2/28/2022	$14,077	$12,562	$14,297
3/31/2022	$13,785	$12,620	$14,320
4/30/2022	$13,009	$11,965	$13,420
5/31/2022	$13,279	$12,224	$13,517
6/30/2022	$12,211	$11,117	$12,354
7/31/2022	$12,426	$11,265	$12,777
8/31/2022	$11,904	$10,984	$12,366
9/30/2022	$10,729	$9,957	$11,130
10/31/2022	$11,335	$10,360	$11,463
11/30/2022	$12,763	$11,517	$12,816
12/31/2022	$12,718	$11,520	$12,720
1/31/2023	$13,920	$12,415	$13,752
2/28/2023	$13,428	$12,074	$13,269
3/31/2023	$13,512	$12,115	$13,593
4/30/2023	$13,741	$12,415	$13,830
5/31/2023	$13,133	$11,855	$13,327
6/30/2023	$13,964	$12,472	$13,925
7/31/2023	$14,509	$13,102	$14,491
8/31/2023	$14,231	$12,589	$13,836
9/30/2023	$13,739	$12,463	$13,399
10/31/2023	$13,133	$11,921	$12,847
11/30/2023	$14,135	$12,836	$14,003
12/31/2023	$14,752	$13,514	$14,706
1/31/2024	$14,775	$13,347	$14,560
2/29/2024	$15,139	$13,503	$14,929
3/31/2024	$15,532	$13,973	$15,396
4/30/2024	$15,121	$13,870	$15,119
5/31/2024	$15,721	$14,312	$15,558
6/30/2024	$15,305	$14,150	$15,543
7/31/2024	$15,722	$14,663	$15,903
8/31/2024	$16,307	$15,031	$16,356
9/30/2024	$16,187	$15,460	$16,797
10/31/2024	$15,301	$14,729	$15,972

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R6Footnote Reference*	16.61	4.79	4.63
MSCI ACWI ex USA Value Index (Net) (Strategy)	23.56	6.05	3.95
MSCI ACWI ex USA Index (Net) (Regulatory)	24.33	5.78	4.79

AssetsNet		$ 221,450,972
Holdings Count | Holding		51
Advisory Fees Paid, Amount		$ 1,629,254
InvestmentCompanyPortfolioTurnover		44.00%
Additional Fund Statistics [Text Block]
Total net assets	$221,450,972
# of portfolio holdings	51
Portfolio turnover rate	44%
Total advisory fees paid	$1,629,254

Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

SAP SE	3.3
BAE Systems PLC	3.2
Rio Tinto PLC	3.2
AXA SA	3.1
Vinci SA	3.1
Novartis AG	2.9
LVMH Moet Hennessy Louis Vuitton SE	2.9
Siemens AG	2.9
ING Groep NV	2.8
AstraZeneca PLC	2.8

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	19.6
Financials	18.7
Information technology	11.6
Health care	11.6
Consumer discretionary	10.3
Consumer staples	10.3
Energy	6.0
Materials	5.1
Communication services	3.9
Utilities	2.9

Largest Holdings [Text Block]

COUNTRY ALLOCATION (% OF LONG-TERM INVESTMENTS)

France	21.5
United Kingdom	20.3
Germany	19.3
Japan	13.7
Netherlands	7.2
Switzerland	4.4
Canada	4.1
Finland	2.8
Denmark	2.2
South Korea	1.9
Other	2.6

Material Fund Change [Text Block]
C000019903
Shareholder Report [Line Items]
Fund Name		International Equity Fund
Class Name		Class C
Trading Symbol		WFEFX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about International Equity Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$203	1.89%

Expenses Paid, Amount		$ 203
Expense Ratio, Percent		1.89%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Changing interest rates and a “risk on” environment drove strong performance in international equities through the 12-month period that ended October 31, 2024. Global central banks were less coordinated with the U.S. Federal Reserve than in prior cycles, leading to higher volatility among global interest rates and currencies. Changing political leadership and budget stress affected major markets, most notably in Japan and France. China was a wild card as September’s announced stimulus package drove some asset valuations up, while weakness among Chinese consumers affected many companies. We increased cyclical exposures (financials, industrials, and information technology stocks) and reduced allocation to consumer sectors. We reduced emerging and Asian market exposures while increasing allocations to select companies in Europe. Top contributors included Hitachi Ltd., SAP SE, and TC Energy. High-quality global consumer companies were hurt by weakness in Chinese operations and growing consumer resistance to price increases. Weakness in Samsung Electronics Co. and underexposure to banks, which returned almost 45%, were detractors.

Performance Past Does Not Indicate Future [Text]		Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.
Line Graph [Table Text Block]
	Class C with Load	MSCI ACWI ex USA Value Index (Net)	MSCI ACWI ex USA Index (Net)
10/31/2014	$10,000	$10,000	$10,000
11/30/2014	$10,253	$9,997	$10,072
12/31/2014	$10,059	$9,613	$9,709
1/31/2015	$10,105	$9,509	$9,695
2/28/2015	$10,781	$10,039	$10,213
3/31/2015	$10,922	$9,819	$10,048
4/30/2015	$11,607	$10,383	$10,556
5/31/2015	$11,804	$10,167	$10,391
6/30/2015	$11,344	$9,865	$10,101
7/31/2015	$11,306	$9,783	$10,073
8/31/2015	$10,565	$9,023	$9,303
9/30/2015	$10,059	$8,524	$8,872
10/31/2015	$10,603	$9,146	$9,532
11/30/2015	$10,500	$8,866	$9,335
12/31/2015	$10,211	$8,646	$9,159
1/31/2016	$9,634	$8,001	$8,536
2/29/2016	$9,095	$7,919	$8,439
3/31/2016	$9,946	$8,610	$9,125
4/30/2016	$10,003	$8,935	$9,365
5/31/2016	$10,041	$8,691	$9,207
6/30/2016	$9,653	$8,458	$9,066
7/31/2016	$10,173	$8,888	$9,515
8/31/2016	$10,325	$9,035	$9,575
9/30/2016	$10,363	$9,117	$9,693
10/31/2016	$10,240	$9,168	$9,553
11/30/2016	$10,221	$9,090	$9,332
12/31/2016	$10,572	$9,417	$9,571
1/31/2017	$10,939	$9,708	$9,910
2/28/2017	$11,074	$9,824	$10,068
3/31/2017	$11,316	$10,046	$10,324
4/30/2017	$11,461	$10,187	$10,544
5/31/2017	$11,838	$10,399	$10,887
6/30/2017	$11,799	$10,456	$10,920
7/31/2017	$12,263	$10,864	$11,323
8/31/2017	$12,224	$10,869	$11,382
9/30/2017	$12,456	$11,082	$11,593
10/31/2017	$12,688	$11,232	$11,812
11/30/2017	$12,804	$11,290	$11,908
12/31/2017	$13,016	$11,551	$12,174
1/31/2018	$13,909	$12,237	$12,852
2/28/2018	$13,135	$11,630	$12,246
3/31/2018	$12,926	$11,378	$12,030
4/30/2018	$13,105	$11,658	$12,222
5/31/2018	$12,668	$11,184	$11,940
6/30/2018	$12,182	$10,941	$11,715
7/31/2018	$12,549	$11,280	$11,995
8/31/2018	$12,172	$10,931	$11,744
9/30/2018	$12,390	$11,129	$11,798
10/31/2018	$11,487	$10,364	$10,838
11/30/2018	$11,417	$10,403	$10,941
12/31/2018	$10,712	$9,937	$10,446
1/31/2019	$11,541	$10,684	$11,235
2/28/2019	$11,733	$10,813	$11,454
3/31/2019	$11,612	$10,764	$11,523
4/30/2019	$11,925	$10,992	$11,827
5/31/2019	$10,914	$10,375	$11,192
6/30/2019	$11,776	$10,933	$11,866
7/31/2019	$11,420	$10,685	$11,723
8/31/2019	$10,922	$10,207	$11,361
9/30/2019	$11,149	$10,627	$11,653
10/31/2019	$11,506	$10,981	$12,059
11/30/2019	$11,751	$11,002	$12,166
12/31/2019	$12,219	$11,499	$12,693
1/31/2020	$11,471	$10,989	$12,352
2/29/2020	$10,682	$10,050	$11,375
3/31/2020	$8,552	$8,216	$9,728
4/30/2020	$9,361	$8,738	$10,465
5/31/2020	$9,689	$8,911	$10,808
6/30/2020	$9,965	$9,265	$11,296
7/31/2020	$10,559	$9,460	$11,800
8/31/2020	$11,174	$9,885	$12,305
9/30/2020	$10,897	$9,475	$12,003
10/31/2020	$10,559	$9,230	$11,745
11/30/2020	$11,952	$10,810	$13,324
12/31/2020	$12,669	$11,410	$14,045
1/31/2021	$12,423	$11,390	$14,075
2/28/2021	$12,864	$11,884	$14,354
3/31/2021	$13,437	$12,216	$14,535
4/30/2021	$13,745	$12,490	$14,963
5/31/2021	$14,154	$12,964	$15,431
6/30/2021	$13,878	$12,744	$15,331
7/31/2021	$13,560	$12,517	$15,079
8/31/2021	$13,765	$12,708	$15,365
9/30/2021	$13,450	$12,449	$14,873
10/31/2021	$13,615	$12,654	$15,228
11/30/2021	$12,616	$11,966	$14,542
12/31/2021	$13,306	$12,603	$15,143
1/31/2022	$13,296	$12,715	$14,585
2/28/2022	$13,048	$12,562	$14,297
3/31/2022	$12,762	$12,620	$14,320
4/30/2022	$12,038	$11,965	$13,420
5/31/2022	$12,266	$12,224	$13,517
6/30/2022	$11,269	$11,117	$12,354
7/31/2022	$11,456	$11,265	$12,777
8/31/2022	$10,967	$10,984	$12,366
9/30/2022	$9,879	$9,957	$11,130
10/31/2022	$10,432	$10,360	$11,463
11/30/2022	$11,742	$11,517	$12,816
12/31/2022	$11,702	$11,520	$12,720
1/31/2023	$12,794	$12,415	$13,752
2/28/2023	$12,347	$12,074	$13,269
3/31/2023	$12,412	$12,115	$13,593
4/30/2023	$12,630	$12,415	$13,830
5/31/2023	$12,068	$11,855	$13,327
6/30/2023	$12,830	$12,472	$13,925
7/31/2023	$13,313	$13,102	$14,491
8/31/2023	$13,061	$12,589	$13,836
9/30/2023	$12,611	$12,463	$13,399
10/31/2023	$12,052	$11,921	$12,847
11/30/2023	$12,970	$12,836	$14,003
12/31/2023	$13,523	$13,514	$14,706
1/31/2024	$13,544	$13,347	$14,560
2/29/2024	$13,874	$13,503	$14,929
3/31/2024	$14,227	$13,973	$15,396
4/30/2024	$13,855	$13,870	$15,119
5/31/2024	$14,398	$14,312	$15,558
6/30/2024	$14,019	$14,150	$15,543
7/31/2024	$14,385	$14,663	$15,903
8/31/2024	$14,913	$15,031	$16,356
9/30/2024	$14,810	$15,460	$16,797
10/31/2024	$13,990	$14,729	$15,972

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class C	15.33	3.65	3.41
Class C with Load	14.33	3.65	3.41
MSCI ACWI ex USA Value Index (Net) (Strategy)	23.56	6.05	3.95
MSCI ACWI ex USA Index (Net) (Regulatory)	24.33	5.78	4.79

AssetsNet		$ 221,450,972
Holdings Count | Holding		51
Advisory Fees Paid, Amount		$ 1,629,254
InvestmentCompanyPortfolioTurnover		44.00%
Additional Fund Statistics [Text Block]
Total net assets	$221,450,972
# of portfolio holdings	51
Portfolio turnover rate	44%
Total advisory fees paid	$1,629,254

Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

SAP SE	3.3
BAE Systems PLC	3.2
Rio Tinto PLC	3.2
AXA SA	3.1
Vinci SA	3.1
Novartis AG	2.9
LVMH Moet Hennessy Louis Vuitton SE	2.9
Siemens AG	2.9
ING Groep NV	2.8
AstraZeneca PLC	2.8

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	19.6
Financials	18.7
Information technology	11.6
Health care	11.6
Consumer discretionary	10.3
Consumer staples	10.3
Energy	6.0
Materials	5.1
Communication services	3.9
Utilities	2.9

Largest Holdings [Text Block]

COUNTRY ALLOCATION (% OF LONG-TERM INVESTMENTS)

France	21.5
United Kingdom	20.3
Germany	19.3
Japan	13.7
Netherlands	7.2
Switzerland	4.4
Canada	4.1
Finland	2.8
Denmark	2.2
South Korea	1.9
Other	2.6

Material Fund Change [Text Block]
C000019901
Shareholder Report [Line Items]
Fund Name		International Equity Fund
Class Name		Class A
Trading Symbol		WFEAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about International Equity Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$122	1.13%

Expenses Paid, Amount		$ 122
Expense Ratio, Percent		1.13%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Changing interest rates and a “risk on” environment drove strong performance in international equities through the 12-month period that ended October 31, 2024. Global central banks were less coordinated with the U.S. Federal Reserve than in prior cycles, leading to higher volatility among global interest rates and currencies. Changing political leadership and budget stress affected major markets, most notably in Japan and France. China was a wild card as September’s announced stimulus package drove some asset valuations up, while weakness among Chinese consumers affected many companies. We increased cyclical exposures (financials, industrials, and information technology stocks) and reduced allocation to consumer sectors. We reduced emerging and Asian market exposures while increasing allocations to select companies in Europe. Top contributors included Hitachi Ltd., SAP SE, and TC Energy. High-quality global consumer companies were hurt by weakness in Chinese operations and growing consumer resistance to price increases. Weakness in Samsung Electronics Co. and underexposure to banks, which returned almost 45%, were detractors.

Performance Past Does Not Indicate Future [Text]		Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.
Line Graph [Table Text Block]
	Class A with Load	MSCI ACWI ex USA Value Index (Net)	MSCI ACWI ex USA Index (Net)
10/31/2014	$9,424	$10,000	$10,000
11/30/2014	$9,666	$9,997	$10,072
12/31/2014	$9,493	$9,613	$9,709
1/31/2015	$9,537	$9,509	$9,695
2/28/2015	$10,192	$10,039	$10,213
3/31/2015	$10,323	$9,819	$10,048
4/30/2015	$10,978	$10,383	$10,556
5/31/2015	$11,179	$10,167	$10,391
6/30/2015	$10,742	$9,865	$10,101
7/31/2015	$10,716	$9,783	$10,073
8/31/2015	$10,017	$9,023	$9,303
9/30/2015	$9,537	$8,524	$8,872
10/31/2015	$10,070	$9,146	$9,532
11/30/2015	$9,973	$8,866	$9,335
12/31/2015	$9,712	$8,646	$9,159
1/31/2016	$9,163	$8,001	$8,536
2/29/2016	$8,650	$7,919	$8,439
3/31/2016	$9,473	$8,610	$9,125
4/30/2016	$9,526	$8,935	$9,365
5/31/2016	$9,579	$8,691	$9,207
6/30/2016	$9,208	$8,458	$9,066
7/31/2016	$9,712	$8,888	$9,515
8/31/2016	$9,862	$9,035	$9,575
9/30/2016	$9,906	$9,117	$9,693
10/31/2016	$9,791	$9,168	$9,553
11/30/2016	$9,783	$9,090	$9,332
12/31/2016	$10,127	$9,417	$9,571
1/31/2017	$10,482	$9,708	$9,910
2/28/2017	$10,619	$9,824	$10,068
3/31/2017	$10,856	$10,046	$10,324
4/30/2017	$11,001	$10,187	$10,544
5/31/2017	$11,375	$10,399	$10,887
6/30/2017	$11,338	$10,456	$10,920
7/31/2017	$11,794	$10,864	$11,323
8/31/2017	$11,766	$10,869	$11,382
9/30/2017	$12,003	$11,082	$11,593
10/31/2017	$12,231	$11,232	$11,812
11/30/2017	$12,349	$11,290	$11,908
12/31/2017	$12,565	$11,551	$12,174
1/31/2018	$13,431	$12,237	$12,852
2/28/2018	$12,687	$11,630	$12,246
3/31/2018	$12,499	$11,378	$12,030
4/30/2018	$12,678	$11,658	$12,222
5/31/2018	$12,264	$11,184	$11,940
6/30/2018	$11,793	$10,941	$11,715
7/31/2018	$12,160	$11,280	$11,995
8/31/2018	$11,802	$10,931	$11,744
9/30/2018	$12,022	$11,129	$11,798
10/31/2018	$11,153	$10,364	$10,838
11/30/2018	$11,096	$10,403	$10,941
12/31/2018	$10,407	$9,937	$10,446
1/31/2019	$11,224	$10,684	$11,235
2/28/2019	$11,419	$10,813	$11,454
3/31/2019	$11,312	$10,764	$11,523
4/30/2019	$11,623	$10,992	$11,827
5/31/2019	$10,641	$10,375	$11,192
6/30/2019	$11,485	$10,933	$11,866
7/31/2019	$11,150	$10,685	$11,723
8/31/2019	$10,678	$10,207	$11,361
9/30/2019	$10,900	$10,627	$11,653
10/31/2019	$11,256	$10,981	$12,059
11/30/2019	$11,504	$11,002	$12,166
12/31/2019	$11,969	$11,499	$12,693
1/31/2020	$11,253	$10,989	$12,352
2/29/2020	$10,478	$10,050	$11,375
3/31/2020	$8,400	$8,216	$9,728
4/30/2020	$9,196	$8,738	$10,465
5/31/2020	$9,514	$8,911	$10,808
6/30/2020	$9,793	$9,265	$11,296
7/31/2020	$10,391	$9,460	$11,800
8/31/2020	$10,998	$9,885	$12,305
9/30/2020	$10,737	$9,475	$12,003
10/31/2020	$10,408	$9,230	$11,745
11/30/2020	$11,795	$10,810	$13,324
12/31/2020	$12,510	$11,410	$14,045
1/31/2021	$12,279	$11,390	$14,075
2/28/2021	$12,720	$11,884	$14,354
3/31/2021	$13,289	$12,216	$14,535
4/30/2021	$13,610	$12,490	$14,963
5/31/2021	$14,011	$12,964	$15,431
6/30/2021	$13,744	$12,744	$15,331
7/31/2021	$13,442	$12,517	$15,079
8/31/2021	$13,653	$12,708	$15,365
9/30/2021	$13,350	$12,449	$14,873
10/31/2021	$13,522	$12,654	$15,228
11/30/2021	$12,539	$11,966	$14,542
12/31/2021	$13,235	$12,603	$15,143
1/31/2022	$13,235	$12,715	$14,585
2/28/2022	$12,991	$12,562	$14,297
3/31/2022	$12,718	$12,620	$14,320
4/30/2022	$12,000	$11,965	$13,420
5/31/2022	$12,246	$12,224	$13,517
6/30/2022	$11,252	$11,117	$12,354
7/31/2022	$11,448	$11,265	$12,777
8/31/2022	$10,963	$10,984	$12,366
9/30/2022	$9,883	$9,957	$11,130
10/31/2022	$10,434	$10,360	$11,463
11/30/2022	$11,744	$11,517	$12,816
12/31/2022	$11,704	$11,520	$12,720
1/31/2023	$12,797	$12,415	$13,752
2/28/2023	$12,350	$12,074	$13,269
3/31/2023	$12,414	$12,115	$13,593
4/30/2023	$12,633	$12,415	$13,830
5/31/2023	$12,071	$11,855	$13,327
6/30/2023	$12,833	$12,472	$13,925
7/31/2023	$13,316	$13,102	$14,491
8/31/2023	$13,064	$12,589	$13,836
9/30/2023	$12,614	$12,463	$13,399
10/31/2023	$12,054	$11,921	$12,847
11/30/2023	$12,973	$12,836	$14,003
12/31/2023	$13,526	$13,514	$14,706
1/31/2024	$13,547	$13,347	$14,560
2/29/2024	$13,876	$13,503	$14,929
3/31/2024	$14,230	$13,973	$15,396
4/30/2024	$13,858	$13,870	$15,119
5/31/2024	$14,400	$14,312	$15,558
6/30/2024	$14,022	$14,150	$15,543
7/31/2024	$14,388	$14,663	$15,903
8/31/2024	$14,916	$15,031	$16,356
9/30/2024	$14,813	$15,460	$16,797
10/31/2024	$13,993	$14,729	$15,972

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A	16.18	4.45	4.03
Class A with Load	9.47	3.23	3.42
MSCI ACWI ex USA Value Index (Net) (Strategy)	23.56	6.05	3.95
MSCI ACWI ex USA Index (Net) (Regulatory)	24.33	5.78	4.79

AssetsNet		$ 221,450,972
Holdings Count | Holding		51
Advisory Fees Paid, Amount		$ 1,629,254
InvestmentCompanyPortfolioTurnover		44.00%
Additional Fund Statistics [Text Block]
Total net assets	$221,450,972
# of portfolio holdings	51
Portfolio turnover rate	44%
Total advisory fees paid	$1,629,254

Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

SAP SE	3.3
BAE Systems PLC	3.2
Rio Tinto PLC	3.2
AXA SA	3.1
Vinci SA	3.1
Novartis AG	2.9
LVMH Moet Hennessy Louis Vuitton SE	2.9
Siemens AG	2.9
ING Groep NV	2.8
AstraZeneca PLC	2.8

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	19.6
Financials	18.7
Information technology	11.6
Health care	11.6
Consumer discretionary	10.3
Consumer staples	10.3
Energy	6.0
Materials	5.1
Communication services	3.9
Utilities	2.9

Largest Holdings [Text Block]

COUNTRY ALLOCATION (% OF LONG-TERM INVESTMENTS)

France	21.5
United Kingdom	20.3
Germany	19.3
Japan	13.7
Netherlands	7.2
Switzerland	4.4
Canada	4.1
Finland	2.8
Denmark	2.2
South Korea	1.9
Other	2.6

Material Fund Change [Text Block]
C000019904
Shareholder Report [Line Items]
Fund Name		International Equity Fund
Class Name		Administrator Class
Trading Symbol		WFEDX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about International Equity Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$123	1.14%

Expenses Paid, Amount		$ 123
Expense Ratio, Percent		1.14%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Changing interest rates and a “risk on” environment drove strong performance in international equities through the 12-month period that ended October 31, 2024. Global central banks were less coordinated with the U.S. Federal Reserve than in prior cycles, leading to higher volatility among global interest rates and currencies. Changing political leadership and budget stress affected major markets, most notably in Japan and France. China was a wild card as September’s announced stimulus package drove some asset valuations up, while weakness among Chinese consumers affected many companies. We increased cyclical exposures (financials, industrials, and information technology stocks) and reduced allocation to consumer sectors. We reduced emerging and Asian market exposures while increasing allocations to select companies in Europe. Top contributors included Hitachi Ltd., SAP SE, and TC Energy. High-quality global consumer companies were hurt by weakness in Chinese operations and growing consumer resistance to price increases. Weakness in Samsung Electronics Co. and underexposure to banks, which returned almost 45%, were detractors.

Performance Past Does Not Indicate Future [Text]		Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.
Line Graph [Table Text Block]
	Administrator Class	MSCI ACWI ex USA Value Index (Net)	MSCI ACWI ex USA Index (Net)
10/31/2014	$10,000	$10,000	$10,000
11/30/2014	$10,262	$9,997	$10,072
12/31/2014	$10,076	$9,613	$9,709
1/31/2015	$10,123	$9,509	$9,695
2/28/2015	$10,812	$10,039	$10,213
3/31/2015	$10,963	$9,819	$10,048
4/30/2015	$11,651	$10,383	$10,556
5/31/2015	$11,859	$10,167	$10,391
6/30/2015	$11,406	$9,865	$10,101
7/31/2015	$11,378	$9,783	$10,073
8/31/2015	$10,633	$9,023	$9,303
9/30/2015	$10,133	$8,524	$8,872
10/31/2015	$10,689	$9,146	$9,532
11/30/2015	$10,585	$8,866	$9,335
12/31/2015	$10,313	$8,646	$9,159
1/31/2016	$9,730	$8,001	$8,536
2/29/2016	$9,185	$7,919	$8,439
3/31/2016	$10,055	$8,610	$9,125
4/30/2016	$10,113	$8,935	$9,365
5/31/2016	$10,160	$8,691	$9,207
6/30/2016	$9,778	$8,458	$9,066
7/31/2016	$10,313	$8,888	$9,515
8/31/2016	$10,466	$9,035	$9,575
9/30/2016	$10,514	$9,117	$9,693
10/31/2016	$10,399	$9,168	$9,553
11/30/2016	$10,380	$9,090	$9,332
12/31/2016	$10,750	$9,417	$9,571
1/31/2017	$11,124	$9,708	$9,910
2/28/2017	$11,271	$9,824	$10,068
3/31/2017	$11,527	$10,046	$10,324
4/30/2017	$11,674	$10,187	$10,544
5/31/2017	$12,078	$10,399	$10,887
6/30/2017	$12,038	$10,456	$10,920
7/31/2017	$12,520	$10,864	$11,323
8/31/2017	$12,491	$10,869	$11,382
9/30/2017	$12,737	$11,082	$11,593
10/31/2017	$12,983	$11,232	$11,812
11/30/2017	$13,110	$11,290	$11,908
12/31/2017	$13,341	$11,551	$12,174
1/31/2018	$14,256	$12,237	$12,852
2/28/2018	$13,473	$11,630	$12,246
3/31/2018	$13,270	$11,378	$12,030
4/30/2018	$13,463	$11,658	$12,222
5/31/2018	$13,015	$11,184	$11,940
6/30/2018	$12,527	$10,941	$11,715
7/31/2018	$12,914	$11,280	$11,995
8/31/2018	$12,527	$10,931	$11,744
9/30/2018	$12,759	$11,129	$11,798
10/31/2018	$11,842	$10,364	$10,838
11/30/2018	$11,781	$10,403	$10,941
12/31/2018	$11,048	$9,937	$10,446
1/31/2019	$11,918	$10,684	$11,235
2/28/2019	$12,127	$10,813	$11,454
3/31/2019	$12,012	$10,764	$11,523
4/30/2019	$12,337	$10,992	$11,827
5/31/2019	$11,299	$10,375	$11,192
6/30/2019	$12,199	$10,933	$11,866
7/31/2019	$11,849	$10,685	$11,723
8/31/2019	$11,340	$10,207	$11,361
9/30/2019	$11,585	$10,627	$11,653
10/31/2019	$11,958	$10,981	$12,059
11/30/2019	$12,213	$11,002	$12,166
12/31/2019	$12,715	$11,499	$12,693
1/31/2020	$11,944	$10,989	$12,352
2/29/2020	$11,119	$10,050	$11,375
3/31/2020	$8,923	$8,216	$9,728
4/30/2020	$9,769	$8,738	$10,465
5/31/2020	$10,101	$8,911	$10,808
6/30/2020	$10,401	$9,265	$11,296
7/31/2020	$11,035	$9,460	$11,800
8/31/2020	$11,679	$9,885	$12,305
9/30/2020	$11,400	$9,475	$12,003
10/31/2020	$11,056	$9,230	$11,745
11/30/2020	$12,518	$10,810	$13,324
12/31/2020	$13,278	$11,410	$14,045
1/31/2021	$13,030	$11,390	$14,075
2/28/2021	$13,505	$11,884	$14,354
3/31/2021	$14,112	$12,216	$14,535
4/30/2021	$14,447	$12,490	$14,963
5/31/2021	$14,879	$12,964	$15,431
6/30/2021	$14,594	$12,744	$15,331
7/31/2021	$14,268	$12,517	$15,079
8/31/2021	$14,496	$12,708	$15,365
9/30/2021	$14,172	$12,449	$14,873
10/31/2021	$14,358	$12,654	$15,228
11/30/2021	$13,308	$11,966	$14,542
12/31/2021	$14,051	$12,603	$15,143
1/31/2022	$14,051	$12,715	$14,585
2/28/2022	$13,787	$12,562	$14,297
3/31/2022	$13,502	$12,620	$14,320
4/30/2022	$12,739	$11,965	$13,420
5/31/2022	$12,993	$12,224	$13,517
6/30/2022	$11,942	$11,117	$12,354
7/31/2022	$12,154	$11,265	$12,777
8/31/2022	$11,630	$10,984	$12,366
9/30/2022	$10,487	$9,957	$11,130
10/31/2022	$11,082	$10,360	$11,463
11/30/2022	$12,473	$11,517	$12,816
12/31/2022	$12,421	$11,520	$12,720
1/31/2023	$13,589	$12,415	$13,752
2/28/2023	$13,106	$12,074	$13,269
3/31/2023	$13,178	$12,115	$13,593
4/30/2023	$13,414	$12,415	$13,830
5/31/2023	$12,807	$11,855	$13,327
6/30/2023	$13,621	$12,472	$13,925
7/31/2023	$14,143	$13,102	$14,491
8/31/2023	$13,871	$12,589	$13,836
9/30/2023	$13,389	$12,463	$13,399
10/31/2023	$12,784	$11,921	$12,847
11/30/2023	$13,765	$12,836	$14,003
12/31/2023	$14,354	$13,514	$14,706
1/31/2024	$14,377	$13,347	$14,560
2/29/2024	$14,733	$13,503	$14,929
3/31/2024	$15,107	$13,973	$15,396
4/30/2024	$14,704	$13,870	$15,119
5/31/2024	$15,279	$14,312	$15,558
6/30/2024	$14,872	$14,150	$15,543
7/31/2024	$15,268	$14,663	$15,903
8/31/2024	$15,828	$15,031	$16,356
9/30/2024	$15,720	$15,460	$16,797
10/31/2024	$14,844	$14,729	$15,972

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Administrator Class	16.11	4.42	4.03
MSCI ACWI ex USA Value Index (Net) (Strategy)	23.56	6.05	3.95
MSCI ACWI ex USA Index (Net) (Regulatory)	24.33	5.78	4.79

AssetsNet		$ 221,450,972
Holdings Count | Holding		51
Advisory Fees Paid, Amount		$ 1,629,254
InvestmentCompanyPortfolioTurnover		44.00%
Additional Fund Statistics [Text Block]
Total net assets	$221,450,972
# of portfolio holdings	51
Portfolio turnover rate	44%
Total advisory fees paid	$1,629,254

Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

SAP SE	3.3
BAE Systems PLC	3.2
Rio Tinto PLC	3.2
AXA SA	3.1
Vinci SA	3.1
Novartis AG	2.9
LVMH Moet Hennessy Louis Vuitton SE	2.9
Siemens AG	2.9
ING Groep NV	2.8
AstraZeneca PLC	2.8

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	19.6
Financials	18.7
Information technology	11.6
Health care	11.6
Consumer discretionary	10.3
Consumer staples	10.3
Energy	6.0
Materials	5.1
Communication services	3.9
Utilities	2.9

Largest Holdings [Text Block]

COUNTRY ALLOCATION (% OF LONG-TERM INVESTMENTS)

France	21.5
United Kingdom	20.3
Germany	19.3
Japan	13.7
Netherlands	7.2
Switzerland	4.4
Canada	4.1
Finland	2.8
Denmark	2.2
South Korea	1.9
Other	2.6

Material Fund Change [Text Block]
C000092815
Shareholder Report [Line Items]
Fund Name		Special Global Small Cap Fund
Class Name		Institutional Class
Trading Symbol		EKGIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Special Global Small Cap Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$124	1.15%

Expenses Paid, Amount		$ 124
Expense Ratio, Percent		1.15%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Equities were volatile in response to ongoing inflation concerns, varying economic data points, and diverging central bank policies.

Minor changes to sector and region positioning included an increase in financials and North America while reducing the weight in consumer discretionary and Europe as reward/risk ratios dictated.

CSW Industrials, Inc., the largest contributor, manufactures relatively low-cost/high-value niche products across a variety of markets, including HVAC, plumbing, and general industrial. The combination of short- and long-cycle end-market exposures helps dampen volatility, leading to steady and predictable cash flow generation. CSW delivered growing revenues and margins with strong cash conversion and no leverage.

The largest detractor, Helen of Troy Ltd., is suffering from increased competition, leading to the need to step up investment. Management’s poor capital allocation decisions of buying back stock reduced its financial flexibility. Execution missteps on an acquisition integration and start-up of a new distribution center led to higher costs and reduced sales. We were disappointed with Helen and exited the position.

Performance Past Does Not Indicate Future [Text]		Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.
Line Graph [Table Text Block]
	Institutional Class	MSCI World Small Cap Index (Net)	MSCI ACWI Index (Net)
10/31/2014	$10,000	$10,000	$10,000
11/30/2014	$10,047	$10,044	$10,167
12/31/2014	$10,134	$10,100	$9,971
1/31/2015	$9,921	$9,917	$9,815
2/28/2015	$10,542	$10,529	$10,362
3/31/2015	$10,622	$10,549	$10,201
4/30/2015	$10,694	$10,647	$10,497
5/31/2015	$10,720	$10,801	$10,483
6/30/2015	$10,723	$10,702	$10,237
7/31/2015	$10,635	$10,655	$10,325
8/31/2015	$10,200	$10,091	$9,618
9/30/2015	$9,786	$9,660	$9,269
10/31/2015	$10,253	$10,215	$9,997
11/30/2015	$10,306	$10,329	$9,914
12/31/2015	$10,056	$10,069	$9,735
1/31/2016	$9,529	$9,286	$9,148
2/29/2016	$9,669	$9,350	$9,085
3/31/2016	$10,516	$10,136	$9,759
4/30/2016	$10,594	$10,375	$9,903
5/31/2016	$10,962	$10,499	$9,915
6/30/2016	$10,634	$10,300	$9,855
7/31/2016	$11,270	$10,867	$10,280
8/31/2016	$11,489	$10,883	$10,314
9/30/2016	$11,629	$11,046	$10,378
10/31/2016	$11,233	$10,639	$10,201
11/30/2016	$11,662	$11,084	$10,279
12/31/2016	$11,975	$11,348	$10,501
1/31/2017	$12,179	$11,609	$10,788
2/28/2017	$12,341	$11,856	$11,091
3/31/2017	$12,548	$11,944	$11,226
4/30/2017	$12,845	$12,184	$11,401
5/31/2017	$13,025	$12,261	$11,653
6/30/2017	$13,232	$12,452	$11,706
7/31/2017	$13,427	$12,734	$12,033
8/31/2017	$13,412	$12,727	$12,079
9/30/2017	$14,159	$13,229	$12,313
10/31/2017	$14,310	$13,421	$12,568
11/30/2017	$14,706	$13,714	$12,812
12/31/2017	$14,912	$13,920	$13,018
1/31/2018	$15,374	$14,413	$13,753
2/28/2018	$14,609	$13,836	$13,175
3/31/2018	$14,875	$13,843	$12,893
4/30/2018	$14,885	$13,970	$13,016
5/31/2018	$15,105	$14,343	$13,032
6/30/2018	$15,189	$14,295	$12,962
7/31/2018	$15,496	$14,469	$13,353
8/31/2018	$15,722	$14,787	$13,458
9/30/2018	$15,479	$14,575	$13,516
10/31/2018	$14,102	$13,131	$12,503
11/30/2018	$14,416	$13,215	$12,686
12/31/2018	$13,264	$11,991	$11,793
1/31/2019	$14,384	$13,226	$12,724
2/28/2019	$14,921	$13,723	$13,064
3/31/2019	$14,951	$13,636	$13,228
4/30/2019	$15,381	$14,062	$13,675
5/31/2019	$14,658	$13,141	$12,864
6/30/2019	$15,292	$13,905	$13,706
7/31/2019	$15,199	$13,985	$13,746
8/31/2019	$14,699	$13,508	$13,420
9/30/2019	$15,132	$13,786	$13,703
10/31/2019	$15,536	$14,167	$14,078
11/30/2019	$15,992	$14,626	$14,421
12/31/2019	$16,573	$15,132	$14,929
1/31/2020	$16,113	$14,712	$14,764
2/29/2020	$14,660	$13,359	$13,572
3/31/2020	$12,449	$10,583	$11,740
4/30/2020	$13,448	$12,005	$12,997
5/31/2020	$14,153	$12,854	$13,562
6/30/2020	$14,362	$13,185	$13,996
7/31/2020	$14,703	$13,701	$14,736
8/31/2020	$15,439	$14,482	$15,638
9/30/2020	$15,179	$14,168	$15,134
10/31/2020	$15,005	$14,166	$14,766
11/30/2020	$16,972	$16,344	$16,586
12/31/2020	$18,266	$17,547	$17,356
1/31/2021	$18,928	$17,910	$17,277
2/28/2021	$19,939	$18,804	$17,677
3/31/2021	$20,664	$19,201	$18,149
4/30/2021	$21,198	$19,947	$18,943
5/31/2021	$21,717	$20,115	$19,238
6/30/2021	$21,740	$20,157	$19,491
7/31/2021	$21,438	$20,020	$19,625
8/31/2021	$22,077	$20,507	$20,117
9/30/2021	$21,427	$19,869	$19,286
10/31/2021	$22,097	$20,586	$20,270
11/30/2021	$21,132	$19,587	$19,782
12/31/2021	$22,245	$20,312	$20,573
1/31/2022	$20,126	$18,777	$19,563
2/28/2022	$19,861	$18,817	$19,058
3/31/2022	$18,929	$18,992	$19,470
4/30/2022	$17,849	$17,509	$17,912
5/31/2022	$17,908	$17,473	$17,933
6/30/2022	$16,216	$15,729	$16,421
7/31/2022	$17,345	$17,162	$17,568
8/31/2022	$16,360	$16,603	$16,921
9/30/2022	$14,650	$14,899	$15,301
10/31/2022	$16,086	$16,097	$16,225
11/30/2022	$17,386	$17,088	$17,483
12/31/2022	$16,802	$16,502	$16,795
1/31/2023	$18,300	$18,032	$17,999
2/28/2023	$17,785	$17,664	$17,483
3/31/2023	$17,574	$17,210	$18,022
4/30/2023	$17,546	$17,192	$18,281
5/31/2023	$17,172	$16,714	$18,085
6/30/2023	$18,323	$17,764	$19,135
7/31/2023	$18,861	$18,635	$19,836
8/31/2023	$18,421	$17,925	$19,282
9/30/2023	$17,322	$16,984	$18,484
10/31/2023	$16,302	$15,942	$17,929
11/30/2023	$17,649	$17,426	$19,583
12/31/2023	$19,254	$19,103	$20,524
1/31/2024	$18,870	$18,574	$20,644
2/29/2024	$19,072	$19,194	$21,530
3/31/2024	$19,540	$19,941	$22,206
4/30/2024	$18,426	$18,912	$21,474
5/31/2024	$19,329	$19,772	$22,346
6/30/2024	$18,768	$19,388	$22,843
7/31/2024	$19,825	$20,716	$23,212
8/31/2024	$19,722	$20,818	$23,801
9/30/2024	$19,909	$21,208	$24,354
10/31/2024	$18,866	$20,637	$23,808

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Institutional Class	15.73	3.96	6.55
MSCI World Small Cap Index (Net) (Strategy)	29.45	7.81	7.51
MSCI ACWI Index (Net) (Regulatory)	32.79	11.08	9.06

AssetsNet		$ 132,304,046
Holdings Count | Holding		91
Advisory Fees Paid, Amount		$ 1,232,467
InvestmentCompanyPortfolioTurnover		32.00%
Additional Fund Statistics [Text Block]
Total net assets	$132,304,046
# of portfolio holdings	91
Portfolio turnover rate	32%
Total advisory fees paid	$1,232,467

Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Innospec, Inc.	3.6
Novanta, Inc.	3.3
Gibraltar Industries, Inc.	3.2
J&J Snack Foods Corp.	2.9
Spectris PLC	2.5
Alten SA	2.4
Hanover Insurance Group, Inc.	2.4
Spectrum Brands Holdings, Inc.	2.2
Viscofan SA	2.0
Brady Corp. Class A	1.9

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	29.0
Information technology	20.1
Materials	11.7
Consumer staples	11.0
Health care	8.1
Financials	7.6
Consumer discretionary	4.9
Real estate	3.9
Energy	2.7
Communication services	1.0

Largest Holdings [Text Block]

COUNTRY ALLOCATION (% OF LONG-TERM INVESTMENTS)

United States	57.3
Japan	9.9
United Kingdom	8.2
Canada	5.4
Germany	4.0
Italy	3.1
France	2.7
Spain	2.0
Australia	2.0
Sweden	1.8
Other	3.6

Material Fund Change [Text Block]
C000089509
Shareholder Report [Line Items]
Fund Name		Special Global Small Cap Fund
Class Name		Class C
Trading Symbol		EKGCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Special Global Small Cap Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$238	2.22%

Expenses Paid, Amount		$ 238
Expense Ratio, Percent		2.22%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Equities were volatile in response to ongoing inflation concerns, varying economic data points, and diverging central bank policies.

Minor changes to sector and region positioning included an increase in financials and North America while reducing the weight in consumer discretionary and Europe as reward/risk ratios dictated.

CSW Industrials, Inc., the largest contributor, manufactures relatively low-cost/high-value niche products across a variety of markets, including HVAC, plumbing, and general industrial. The combination of short- and long-cycle end-market exposures helps dampen volatility, leading to steady and predictable cash flow generation. CSW delivered growing revenues and margins with strong cash conversion and no leverage.

The largest detractor, Helen of Troy Ltd., is suffering from increased competition, leading to the need to step up investment. Management’s poor capital allocation decisions of buying back stock reduced its financial flexibility. Execution missteps on an acquisition integration and start-up of a new distribution center led to higher costs and reduced sales. We were disappointed with Helen and exited the position.

Performance Past Does Not Indicate Future [Text]		Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.
Line Graph [Table Text Block]
	Class C with Load	MSCI World Small Cap Index (Net)	MSCI ACWI Index (Net)
10/31/2014	$10,000	$10,000	$10,000
11/30/2014	$10,037	$10,044	$10,167
12/31/2014	$10,112	$10,100	$9,971
1/31/2015	$9,891	$9,917	$9,815
2/28/2015	$10,501	$10,529	$10,362
3/31/2015	$10,569	$10,549	$10,201
4/30/2015	$10,630	$10,647	$10,497
5/31/2015	$10,648	$10,801	$10,483
6/30/2015	$10,641	$10,702	$10,237
7/31/2015	$10,544	$10,655	$10,325
8/31/2015	$10,102	$10,091	$9,618
9/30/2015	$9,680	$9,660	$9,269
10/31/2015	$10,134	$10,215	$9,997
11/30/2015	$10,177	$10,329	$9,914
12/31/2015	$9,922	$10,069	$9,735
1/31/2016	$9,392	$9,286	$9,148
2/29/2016	$9,521	$9,350	$9,085
3/31/2016	$10,343	$10,136	$9,759
4/30/2016	$10,411	$10,375	$9,903
5/31/2016	$10,763	$10,499	$9,915
6/30/2016	$10,430	$10,300	$9,855
7/31/2016	$11,044	$10,867	$10,280
8/31/2016	$11,248	$10,883	$10,314
9/30/2016	$11,373	$11,046	$10,378
10/31/2016	$10,976	$10,639	$10,201
11/30/2016	$11,385	$11,084	$10,279
12/31/2016	$11,679	$11,348	$10,501
1/31/2017	$11,868	$11,609	$10,788
2/28/2017	$12,012	$11,856	$11,091
3/31/2017	$12,201	$11,944	$11,226
4/30/2017	$12,481	$12,184	$11,401
5/31/2017	$12,641	$12,261	$11,653
6/30/2017	$12,830	$12,452	$11,706
7/31/2017	$13,006	$12,734	$12,033
8/31/2017	$12,982	$12,727	$12,079
9/30/2017	$13,688	$13,229	$12,313
10/31/2017	$13,824	$13,421	$12,568
11/30/2017	$14,194	$13,714	$12,812
12/31/2017	$14,379	$13,920	$13,018
1/31/2018	$14,812	$14,413	$13,753
2/28/2018	$14,057	$13,836	$13,175
3/31/2018	$14,302	$13,843	$12,893
4/30/2018	$14,297	$13,970	$13,016
5/31/2018	$14,494	$14,343	$13,032
6/30/2018	$14,562	$14,295	$12,962
7/31/2018	$14,845	$14,469	$13,353
8/31/2018	$15,042	$14,787	$13,458
9/30/2018	$14,797	$14,575	$13,516
10/31/2018	$13,470	$13,131	$12,503
11/30/2018	$13,754	$13,215	$12,686
12/31/2018	$12,646	$11,991	$11,793
1/31/2019	$13,702	$13,226	$12,724
2/28/2019	$14,197	$13,723	$13,064
3/31/2019	$14,208	$13,636	$13,228
4/30/2019	$14,609	$14,062	$13,675
5/31/2019	$13,905	$13,141	$12,864
6/30/2019	$14,494	$13,905	$13,706
7/31/2019	$14,395	$13,985	$13,746
8/31/2019	$13,905	$13,508	$13,420
9/30/2019	$14,301	$13,786	$13,703
10/31/2019	$14,670	$14,167	$14,078
11/30/2019	$15,087	$14,626	$14,421
12/31/2019	$15,619	$15,132	$14,929
1/31/2020	$15,166	$14,712	$14,764
2/29/2020	$13,793	$13,359	$13,572
3/31/2020	$11,703	$10,583	$11,740
4/30/2020	$12,627	$12,005	$12,997
5/31/2020	$13,276	$12,854	$13,562
6/30/2020	$13,460	$13,185	$13,996
7/31/2020	$13,764	$13,701	$14,736
8/31/2020	$14,482	$14,482	$15,638
9/30/2020	$14,224	$14,168	$15,134
10/31/2020	$14,046	$14,166	$14,766
11/30/2020	$15,872	$16,344	$16,586
12/31/2020	$17,060	$17,547	$17,356
1/31/2021	$17,669	$17,910	$17,277
2/28/2021	$18,599	$18,804	$17,677
3/31/2021	$19,254	$19,201	$18,149
4/30/2021	$19,731	$19,947	$18,943
5/31/2021	$20,202	$20,115	$19,238
6/30/2021	$20,202	$20,157	$19,491
7/31/2021	$19,903	$20,020	$19,625
8/31/2021	$20,477	$20,507	$20,117
9/30/2021	$19,857	$19,869	$19,286
10/31/2021	$20,460	$20,586	$20,270
11/30/2021	$19,547	$19,587	$19,782
12/31/2021	$20,563	$20,312	$20,573
1/31/2022	$18,582	$18,777	$19,563
2/28/2022	$18,324	$18,817	$19,058
3/31/2022	$17,444	$18,992	$19,470
4/30/2022	$16,431	$17,509	$17,912
5/31/2022	$16,476	$17,473	$17,933
6/30/2022	$14,901	$15,729	$16,421
7/31/2022	$15,921	$17,162	$17,568
8/31/2022	$15,005	$16,603	$16,921
9/30/2022	$13,423	$14,899	$15,301
10/31/2022	$14,724	$16,097	$16,225
11/30/2022	$15,911	$17,088	$17,483
12/31/2022	$15,371	$16,502	$16,795
1/31/2023	$16,733	$18,032	$17,999
2/28/2023	$16,256	$17,664	$17,483
3/31/2023	$16,064	$17,210	$18,022
4/30/2023	$16,032	$17,192	$18,281
5/31/2023	$15,683	$16,714	$18,085
6/30/2023	$16,733	$17,764	$19,135
7/31/2023	$17,219	$18,635	$19,836
8/31/2023	$16,811	$17,925	$19,282
9/30/2023	$15,807	$16,984	$18,484
10/31/2023	$14,872	$15,942	$17,929
11/30/2023	$16,096	$17,426	$19,583
12/31/2023	$17,554	$19,103	$20,524
1/31/2024	$17,201	$18,574	$20,644
2/29/2024	$17,375	$19,194	$21,530
3/31/2024	$17,797	$19,941	$22,206
4/30/2024	$16,779	$18,912	$21,474
5/31/2024	$17,595	$19,772	$22,346
6/30/2024	$17,086	$19,388	$22,843
7/31/2024	$18,040	$20,716	$23,212
8/31/2024	$17,939	$20,818	$23,801
9/30/2024	$18,108	$21,208	$24,354
10/31/2024	$17,155	$20,637	$23,808

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class C	14.52	2.87	5.55
Class C with Load	13.52	2.87	5.55
MSCI World Small Cap Index (Net) (Strategy)	29.45	7.81	7.51
MSCI ACWI Index (Net) (Regulatory)	32.79	11.08	9.06

AssetsNet		$ 132,304,046
Holdings Count | Holding		91
Advisory Fees Paid, Amount		$ 1,232,467
InvestmentCompanyPortfolioTurnover		32.00%
Additional Fund Statistics [Text Block]
Total net assets	$132,304,046
# of portfolio holdings	91
Portfolio turnover rate	32%
Total advisory fees paid	$1,232,467

Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Innospec, Inc.	3.6
Novanta, Inc.	3.3
Gibraltar Industries, Inc.	3.2
J&J Snack Foods Corp.	2.9
Spectris PLC	2.5
Alten SA	2.4
Hanover Insurance Group, Inc.	2.4
Spectrum Brands Holdings, Inc.	2.2
Viscofan SA	2.0
Brady Corp. Class A	1.9

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	29.0
Information technology	20.1
Materials	11.7
Consumer staples	11.0
Health care	8.1
Financials	7.6
Consumer discretionary	4.9
Real estate	3.9
Energy	2.7
Communication services	1.0

Largest Holdings [Text Block]

COUNTRY ALLOCATION (% OF LONG-TERM INVESTMENTS)

United States	57.3
Japan	9.9
United Kingdom	8.2
Canada	5.4
Germany	4.0
Italy	3.1
France	2.7
Spain	2.0
Australia	2.0
Sweden	1.8
Other	3.6

Material Fund Change [Text Block]
C000089507
Shareholder Report [Line Items]
Fund Name		Special Global Small Cap Fund
Class Name		Class A
Trading Symbol		EKGAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Special Global Small Cap Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$158	1.47%

Expenses Paid, Amount		$ 158
Expense Ratio, Percent		1.47%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Equities were volatile in response to ongoing inflation concerns, varying economic data points, and diverging central bank policies.

Minor changes to sector and region positioning included an increase in financials and North America while reducing the weight in consumer discretionary and Europe as reward/risk ratios dictated.

CSW Industrials, Inc., the largest contributor, manufactures relatively low-cost/high-value niche products across a variety of markets, including HVAC, plumbing, and general industrial. The combination of short- and long-cycle end-market exposures helps dampen volatility, leading to steady and predictable cash flow generation. CSW delivered growing revenues and margins with strong cash conversion and no leverage.

The largest detractor, Helen of Troy Ltd., is suffering from increased competition, leading to the need to step up investment. Management’s poor capital allocation decisions of buying back stock reduced its financial flexibility. Execution missteps on an acquisition integration and start-up of a new distribution center led to higher costs and reduced sales. We were disappointed with Helen and exited the position.

Performance Past Does Not Indicate Future [Text]		Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.
Line Graph [Table Text Block]
	Class A with Load	MSCI World Small Cap Index (Net)	MSCI ACWI Index (Net)
10/31/2014	$9,425	$10,000	$10,000
11/30/2014	$9,466	$10,044	$10,167
12/31/2014	$9,544	$10,100	$9,971
1/31/2015	$9,343	$9,917	$9,815
2/28/2015	$9,922	$10,529	$10,362
3/31/2015	$9,994	$10,549	$10,201
4/30/2015	$10,056	$10,647	$10,497
5/31/2015	$10,080	$10,801	$10,483
6/30/2015	$10,080	$10,702	$10,237
7/31/2015	$9,994	$10,655	$10,325
8/31/2015	$9,581	$10,091	$9,618
9/30/2015	$9,188	$9,660	$9,269
10/31/2015	$9,625	$10,215	$9,997
11/30/2015	$9,671	$10,329	$9,914
12/31/2015	$9,433	$10,069	$9,735
1/31/2016	$8,935	$9,286	$9,148
2/29/2016	$9,063	$9,350	$9,085
3/31/2016	$9,854	$10,136	$9,759
4/30/2016	$9,925	$10,375	$9,903
5/31/2016	$10,265	$10,499	$9,915
6/30/2016	$9,955	$10,300	$9,855
7/31/2016	$10,545	$10,867	$10,280
8/31/2016	$10,749	$10,883	$10,314
9/30/2016	$10,875	$11,046	$10,378
10/31/2016	$10,502	$10,639	$10,201
11/30/2016	$10,899	$11,084	$10,279
12/31/2016	$11,188	$11,348	$10,501
1/31/2017	$11,375	$11,609	$10,788
2/28/2017	$11,523	$11,856	$11,091
3/31/2017	$11,712	$11,944	$11,226
4/30/2017	$11,985	$12,184	$11,401
5/31/2017	$12,148	$12,261	$11,653
6/30/2017	$12,337	$12,452	$11,706
7/31/2017	$12,515	$12,734	$12,033
8/31/2017	$12,497	$12,727	$12,079
9/30/2017	$13,190	$13,229	$12,313
10/31/2017	$13,327	$13,421	$12,568
11/30/2017	$13,693	$13,714	$12,812
12/31/2017	$13,879	$13,920	$13,018
1/31/2018	$14,305	$14,413	$13,753
2/28/2018	$13,588	$13,836	$13,175
3/31/2018	$13,830	$13,843	$12,893
4/30/2018	$13,836	$13,970	$13,016
5/31/2018	$14,033	$14,343	$13,032
6/30/2018	$14,108	$14,295	$12,962
7/31/2018	$14,390	$14,469	$13,353
8/31/2018	$14,593	$14,787	$13,458
9/30/2018	$14,363	$14,575	$13,516
10/31/2018	$13,084	$13,131	$12,503
11/30/2018	$13,368	$13,215	$12,686
12/31/2018	$12,297	$11,991	$11,793
1/31/2019	$13,332	$13,226	$12,724
2/28/2019	$13,824	$13,723	$13,064
3/31/2019	$13,845	$13,636	$13,228
4/30/2019	$14,244	$14,062	$13,675
5/31/2019	$13,569	$13,141	$12,864
6/30/2019	$14,151	$13,905	$13,706
7/31/2019	$14,061	$13,985	$13,746
8/31/2019	$13,594	$13,508	$13,420
9/30/2019	$13,989	$13,786	$13,703
10/31/2019	$14,359	$14,167	$14,078
11/30/2019	$14,776	$14,626	$14,421
12/31/2019	$15,310	$15,132	$14,929
1/31/2020	$14,875	$14,712	$14,764
2/29/2020	$13,530	$13,359	$13,572
3/31/2020	$11,489	$10,583	$11,740
4/30/2020	$12,407	$12,005	$12,997
5/31/2020	$13,051	$12,854	$13,562
6/30/2020	$13,238	$13,185	$13,996
7/31/2020	$13,549	$13,701	$14,736
8/31/2020	$14,223	$14,482	$15,638
9/30/2020	$13,980	$14,168	$15,134
10/31/2020	$13,811	$14,166	$14,766
11/30/2020	$15,621	$16,344	$16,586
12/31/2020	$16,804	$17,547	$17,356
1/31/2021	$17,411	$17,910	$17,277
2/28/2021	$18,336	$18,804	$17,677
3/31/2021	$18,996	$19,201	$18,149
4/30/2021	$19,483	$19,947	$18,943
5/31/2021	$19,955	$20,115	$19,238
6/30/2021	$19,970	$20,157	$19,491
7/31/2021	$19,685	$20,020	$19,625
8/31/2021	$20,266	$20,507	$20,117
9/30/2021	$19,666	$19,869	$19,286
10/31/2021	$20,273	$20,586	$20,270
11/30/2021	$19,385	$19,587	$19,782
12/31/2021	$20,401	$20,312	$20,573
1/31/2022	$18,448	$18,777	$19,563
2/28/2022	$18,206	$18,817	$19,058
3/31/2022	$17,341	$18,992	$19,470
4/30/2022	$16,345	$17,509	$17,912
5/31/2022	$16,398	$17,473	$17,933
6/30/2022	$14,839	$15,729	$16,421
7/31/2022	$15,871	$17,162	$17,568
8/31/2022	$14,966	$16,603	$16,921
9/30/2022	$13,395	$14,899	$15,301
10/31/2022	$14,703	$16,097	$16,225
11/30/2022	$15,888	$17,088	$17,483
12/31/2022	$15,350	$16,502	$16,795
1/31/2023	$16,709	$18,032	$17,999
2/28/2023	$16,233	$17,664	$17,483
3/31/2023	$16,041	$17,210	$18,022
4/30/2023	$16,009	$17,192	$18,281
5/31/2023	$15,661	$16,714	$18,085
6/30/2023	$16,709	$17,764	$19,135
7/31/2023	$17,194	$18,635	$19,836
8/31/2023	$16,787	$17,925	$19,282
9/30/2023	$15,784	$16,984	$18,484
10/31/2023	$14,851	$15,942	$17,929
11/30/2023	$16,073	$17,426	$19,583
12/31/2023	$17,529	$19,103	$20,524
1/31/2024	$17,176	$18,574	$20,644
2/29/2024	$17,350	$19,194	$21,530
3/31/2024	$17,771	$19,941	$22,206
4/30/2024	$16,755	$18,912	$21,474
5/31/2024	$17,570	$19,772	$22,346
6/30/2024	$17,062	$19,388	$22,843
7/31/2024	$18,014	$20,716	$23,212
8/31/2024	$17,913	$20,818	$23,801
9/30/2024	$18,083	$21,208	$24,354
10/31/2024	$17,130	$20,637	$23,808

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A	15.35	3.59	6.16
Class A with Load	8.72	2.37	5.53
MSCI World Small Cap Index (Net) (Strategy)	29.45	7.81	7.51
MSCI ACWI Index (Net) (Regulatory)	32.79	11.08	9.06

AssetsNet		$ 132,304,046
Holdings Count | Holding		91
Advisory Fees Paid, Amount		$ 1,232,467
InvestmentCompanyPortfolioTurnover		32.00%
Additional Fund Statistics [Text Block]
Total net assets	$132,304,046
# of portfolio holdings	91
Portfolio turnover rate	32%
Total advisory fees paid	$1,232,467

Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Innospec, Inc.	3.6
Novanta, Inc.	3.3
Gibraltar Industries, Inc.	3.2
J&J Snack Foods Corp.	2.9
Spectris PLC	2.5
Alten SA	2.4
Hanover Insurance Group, Inc.	2.4
Spectrum Brands Holdings, Inc.	2.2
Viscofan SA	2.0
Brady Corp. Class A	1.9

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	29.0
Information technology	20.1
Materials	11.7
Consumer staples	11.0
Health care	8.1
Financials	7.6
Consumer discretionary	4.9
Real estate	3.9
Energy	2.7
Communication services	1.0

Largest Holdings [Text Block]

COUNTRY ALLOCATION (% OF LONG-TERM INVESTMENTS)

United States	57.3
Japan	9.9
United Kingdom	8.2
Canada	5.4
Germany	4.0
Italy	3.1
France	2.7
Spain	2.0
Australia	2.0
Sweden	1.8
Other	3.6

Material Fund Change [Text Block]
C000089510
Shareholder Report [Line Items]
Fund Name		Special Global Small Cap Fund
Class Name		Administrator Class
Trading Symbol		EKGYX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Special Global Small Cap Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$150	1.39%

Expenses Paid, Amount		$ 150
Expense Ratio, Percent		1.39%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Equities were volatile in response to ongoing inflation concerns, varying economic data points, and diverging central bank policies.

Minor changes to sector and region positioning included an increase in financials and North America while reducing the weight in consumer discretionary and Europe as reward/risk ratios dictated.

CSW Industrials, Inc., the largest contributor, manufactures relatively low-cost/high-value niche products across a variety of markets, including HVAC, plumbing, and general industrial. The combination of short- and long-cycle end-market exposures helps dampen volatility, leading to steady and predictable cash flow generation. CSW delivered growing revenues and margins with strong cash conversion and no leverage.

The largest detractor, Helen of Troy Ltd., is suffering from increased competition, leading to the need to step up investment. Management’s poor capital allocation decisions of buying back stock reduced its financial flexibility. Execution missteps on an acquisition integration and start-up of a new distribution center led to higher costs and reduced sales. We were disappointed with Helen and exited the position.

Performance Past Does Not Indicate Future [Text]		Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.
Line Graph [Table Text Block]
	Administrator Class	MSCI World Small Cap Index (Net)	MSCI ACWI Index (Net)
10/31/2014	$10,000	$10,000	$10,000
11/30/2014	$10,045	$10,044	$10,167
12/31/2014	$10,129	$10,100	$9,971
1/31/2015	$9,915	$9,917	$9,815
2/28/2015	$10,534	$10,529	$10,362
3/31/2015	$10,611	$10,549	$10,201
4/30/2015	$10,680	$10,647	$10,497
5/31/2015	$10,704	$10,801	$10,483
6/30/2015	$10,706	$10,702	$10,237
7/31/2015	$10,616	$10,655	$10,325
8/31/2015	$10,177	$10,091	$9,618
9/30/2015	$9,762	$9,660	$9,269
10/31/2015	$10,227	$10,215	$9,997
11/30/2015	$10,280	$10,329	$9,914
12/31/2015	$10,026	$10,069	$9,735
1/31/2016	$9,497	$9,286	$9,148
2/29/2016	$9,636	$9,350	$9,085
3/31/2016	$10,477	$10,136	$9,759
4/30/2016	$10,555	$10,375	$9,903
5/31/2016	$10,917	$10,499	$9,915
6/30/2016	$10,589	$10,300	$9,855
7/31/2016	$11,221	$10,867	$10,280
8/31/2016	$11,435	$10,883	$10,314
9/30/2016	$11,571	$11,046	$10,378
10/31/2016	$11,179	$10,639	$10,201
11/30/2016	$11,602	$11,084	$10,279
12/31/2016	$11,912	$11,348	$10,501
1/31/2017	$12,112	$11,609	$10,788
2/28/2017	$12,269	$11,856	$11,091
3/31/2017	$12,474	$11,944	$11,226
4/30/2017	$12,765	$12,184	$11,401
5/31/2017	$12,941	$12,261	$11,653
6/30/2017	$13,143	$12,452	$11,706
7/31/2017	$13,336	$12,734	$12,033
8/31/2017	$13,315	$12,727	$12,079
9/30/2017	$14,055	$13,229	$12,313
10/31/2017	$14,201	$13,421	$12,568
11/30/2017	$14,593	$13,714	$12,812
12/31/2017	$14,792	$13,920	$13,018
1/31/2018	$15,252	$14,413	$13,753
2/28/2018	$14,486	$13,836	$13,175
3/31/2018	$14,746	$13,843	$12,893
4/30/2018	$14,756	$13,970	$13,016
5/31/2018	$14,969	$14,343	$13,032
6/30/2018	$15,049	$14,295	$12,962
7/31/2018	$15,352	$14,469	$13,353
8/31/2018	$15,569	$14,787	$13,458
9/30/2018	$15,326	$14,575	$13,516
10/31/2018	$13,963	$13,131	$12,503
11/30/2018	$14,269	$13,215	$12,686
12/31/2018	$13,130	$11,991	$11,793
1/31/2019	$14,232	$13,226	$12,724
2/28/2019	$14,761	$13,723	$13,064
3/31/2019	$14,786	$13,636	$13,228
4/30/2019	$15,210	$14,062	$13,675
5/31/2019	$14,491	$13,141	$12,864
6/30/2019	$15,115	$13,905	$13,706
7/31/2019	$15,020	$13,985	$13,746
8/31/2019	$14,520	$13,508	$13,420
9/30/2019	$14,947	$13,786	$13,703
10/31/2019	$15,344	$14,167	$14,078
11/30/2019	$15,793	$14,626	$14,421
12/31/2019	$16,361	$15,132	$14,929
1/31/2020	$15,901	$14,712	$14,764
2/29/2020	$14,467	$13,359	$13,572
3/31/2020	$12,281	$10,583	$11,740
4/30/2020	$13,266	$12,005	$12,997
5/31/2020	$13,958	$12,854	$13,562
6/30/2020	$14,159	$13,185	$13,996
7/31/2020	$14,494	$13,701	$14,736
8/31/2020	$15,228	$14,482	$15,638
9/30/2020	$14,969	$14,168	$15,134
10/31/2020	$14,790	$14,166	$14,766
11/30/2020	$16,730	$16,344	$16,586
12/31/2020	$18,000	$17,547	$17,356
1/31/2021	$18,650	$17,910	$17,277
2/28/2021	$19,642	$18,804	$17,677
3/31/2021	$20,349	$19,201	$18,149
4/30/2021	$20,870	$19,947	$18,943
5/31/2021	$21,380	$20,115	$19,238
6/30/2021	$21,395	$20,157	$19,491
7/31/2021	$21,095	$20,020	$19,625
8/31/2021	$21,718	$20,507	$20,117
9/30/2021	$21,075	$19,869	$19,286
10/31/2021	$21,729	$20,586	$20,270
11/30/2021	$20,779	$19,587	$19,782
12/31/2021	$21,867	$20,312	$20,573
1/31/2022	$19,778	$18,777	$19,563
2/28/2022	$19,518	$18,817	$19,058
3/31/2022	$18,595	$18,992	$19,470
4/30/2022	$17,522	$17,509	$17,912
5/31/2022	$17,575	$17,473	$17,933
6/30/2022	$15,910	$15,729	$16,421
7/31/2022	$17,018	$17,162	$17,568
8/31/2022	$16,047	$16,603	$16,921
9/30/2022	$14,369	$14,899	$15,301
10/31/2022	$15,773	$16,097	$16,225
11/30/2022	$17,045	$17,088	$17,483
12/31/2022	$16,468	$16,502	$16,795
1/31/2023	$17,933	$18,032	$17,999
2/28/2023	$17,423	$17,664	$17,483
3/31/2023	$17,216	$17,210	$18,022
4/30/2023	$17,184	$17,192	$18,281
5/31/2023	$16,817	$16,714	$18,085
6/30/2023	$17,937	$17,764	$19,135
7/31/2023	$18,461	$18,635	$19,836
8/31/2023	$18,025	$17,925	$19,282
9/30/2023	$16,945	$16,984	$18,484
10/31/2023	$15,949	$15,942	$17,929
11/30/2023	$17,262	$17,426	$19,583
12/31/2023	$18,828	$19,103	$20,524
1/31/2024	$18,452	$18,574	$20,644
2/29/2024	$18,640	$19,194	$21,530
3/31/2024	$19,095	$19,941	$22,206
4/30/2024	$18,002	$18,912	$21,474
5/31/2024	$18,879	$19,772	$22,346
6/30/2024	$18,332	$19,388	$22,843
7/31/2024	$19,356	$20,716	$23,212
8/31/2024	$19,255	$20,818	$23,801
9/30/2024	$19,434	$21,208	$24,354
10/31/2024	$18,410	$20,637	$23,808

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Administrator Class	15.43	3.71	6.29
MSCI World Small Cap Index (Net) (Strategy)	29.45	7.81	7.51
MSCI ACWI Index (Net) (Regulatory)	32.79	11.08	9.06

AssetsNet		$ 132,304,046
Holdings Count | Holding		91
Advisory Fees Paid, Amount		$ 1,232,467
InvestmentCompanyPortfolioTurnover		32.00%
Additional Fund Statistics [Text Block]
Total net assets	$132,304,046
# of portfolio holdings	91
Portfolio turnover rate	32%
Total advisory fees paid	$1,232,467

Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Innospec, Inc.	3.6
Novanta, Inc.	3.3
Gibraltar Industries, Inc.	3.2
J&J Snack Foods Corp.	2.9
Spectris PLC	2.5
Alten SA	2.4
Hanover Insurance Group, Inc.	2.4
Spectrum Brands Holdings, Inc.	2.2
Viscofan SA	2.0
Brady Corp. Class A	1.9

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	29.0
Information technology	20.1
Materials	11.7
Consumer staples	11.0
Health care	8.1
Financials	7.6
Consumer discretionary	4.9
Real estate	3.9
Energy	2.7
Communication services	1.0

Largest Holdings [Text Block]

COUNTRY ALLOCATION (% OF LONG-TERM INVESTMENTS)

United States	57.3
Japan	9.9
United Kingdom	8.2
Canada	5.4
Germany	4.0
Italy	3.1
France	2.7
Spain	2.0
Australia	2.0
Sweden	1.8
Other	3.6

Material Fund Change [Text Block]
C000211792
Shareholder Report [Line Items]
Fund Name		Special International Small Cap Fund
Class Name		Institutional Class
Trading Symbol		WICIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Special International Small Cap Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$115	1.05%

Expenses Paid, Amount		$ 115
Expense Ratio, Percent		1.05%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Equities were volatile in response to ongoing inflation concerns, varying economic data, and diverging central bank policies.

Minor changes to sector and region positioning included an increase in materials and Japan while reducing the weight in information technology (IT) and North America as reward/risk ratios dictated.

Primo Water Corp., a large contributor to performance, is a manufacturer and distributor of water.

Following a multi-year transition to a pure-play water solutions provider, profit margins and organic growth have consistently improved. Primo also announced its intention to merge with BlueTriton, a competitor, to create a leading North American healthy hydration company.

The largest detractor was Alten S.A., a France-based provider of research and development outsourcing services across diverse geographies and end markets. Business trends were muted given a challenging backdrop for IT services. However, management announced an acquisition within the energy and utilities sectors of Worldgrid from Atos, a distressed seller. Given its strong cash profile, Alten expects to be able to finance the transaction without additional leverage.

Performance Past Does Not Indicate Future [Text]		Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.
Line Graph [Table Text Block]
	Institutional Class	MSCI World ex USA Small Cap Index (Net)	MSCI ACWI ex USA Index (Net)
5/31/2019	$10,000	$10,000	$10,000
6/30/2019	$10,400	$10,454	$10,602
7/31/2019	$10,230	$10,408	$10,474
8/31/2019	$9,970	$10,167	$10,150
9/30/2019	$10,080	$10,426	$10,412
10/31/2019	$10,570	$10,854	$10,775
11/30/2019	$10,840	$11,101	$10,870
12/31/2019	$11,251	$11,615	$11,341
1/31/2020	$10,883	$11,279	$11,036
2/29/2020	$9,922	$10,178	$10,164
3/31/2020	$8,543	$8,318	$8,692
4/30/2020	$9,268	$9,291	$9,351
5/31/2020	$9,932	$9,943	$9,657
6/30/2020	$10,137	$10,119	$10,093
7/31/2020	$10,443	$10,508	$10,543
8/31/2020	$11,077	$11,274	$10,994
9/30/2020	$11,097	$11,143	$10,724
10/31/2020	$10,607	$10,784	$10,494
11/30/2020	$11,772	$12,268	$11,905
12/31/2020	$12,406	$13,099	$12,549
1/31/2021	$12,632	$13,066	$12,576
2/28/2021	$13,034	$13,445	$12,825
3/31/2021	$13,517	$13,738	$12,987
4/30/2021	$14,124	$14,307	$13,369
5/31/2021	$14,484	$14,629	$13,787
6/30/2021	$14,669	$14,398	$13,698
7/31/2021	$14,844	$14,616	$13,472
8/31/2021	$15,245	$15,009	$13,728
9/30/2021	$14,278	$14,502	$13,289
10/31/2021	$14,320	$14,794	$13,606
11/30/2021	$13,445	$13,966	$12,993
12/31/2021	$14,016	$14,558	$13,530
1/31/2022	$13,129	$13,563	$13,032
2/28/2022	$12,524	$13,442	$12,774
3/31/2022	$11,867	$13,506	$12,794
4/30/2022	$11,242	$12,568	$11,991
5/31/2022	$11,503	$12,483	$12,077
6/30/2022	$10,199	$11,083	$11,038
7/31/2022	$11,002	$11,840	$11,416
8/31/2022	$10,251	$11,327	$11,049
9/30/2022	$9,323	$10,035	$9,945
10/31/2022	$9,938	$10,485	$10,242
11/30/2022	$11,044	$11,493	$11,451
12/31/2022	$11,020	$11,561	$11,365
1/31/2023	$11,780	$12,446	$12,287
2/28/2023	$11,716	$12,141	$11,856
3/31/2023	$11,917	$12,138	$12,145
4/30/2023	$12,096	$12,352	$12,356
5/31/2023	$11,569	$11,839	$11,907
6/30/2023	$11,790	$12,197	$12,441
7/31/2023	$12,086	$12,748	$12,947
8/31/2023	$11,790	$12,321	$12,362
9/30/2023	$11,115	$11,773	$11,972
10/31/2023	$10,524	$11,078	$11,478
11/30/2023	$11,548	$12,152	$12,511
12/31/2023	$12,322	$13,021	$13,140
1/31/2024	$12,097	$12,798	$13,009
2/29/2024	$12,065	$12,835	$13,339
3/31/2024	$12,344	$13,357	$13,756
4/30/2024	$11,968	$12,971	$13,509
5/31/2024	$12,580	$13,539	$13,901
6/30/2024	$12,269	$13,149	$13,888
7/31/2024	$12,881	$13,880	$14,209
8/31/2024	$13,224	$14,139	$14,614
9/30/2024	$13,385	$14,522	$15,007
10/31/2024	$12,537	$13,692	$14,271

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception (05/31/2019)
Institutional Class	19.13	3.47	4.26
MSCI World ex USA Small Cap Index (Net) (Strategy)	23.60	4.75	5.97
MSCI ACWI ex USA Index (Net) (Regulatory)	24.33	5.78	6.78

Performance Inception Date		May 31, 2019
AssetsNet		$ 181,623,032
Holdings Count | Holding		78
Advisory Fees Paid, Amount		$ 1,542,498
InvestmentCompanyPortfolioTurnover		40.00%
Additional Fund Statistics [Text Block]
Total net assets	$181,623,032
# of portfolio holdings	78
Portfolio turnover rate	40%
Total advisory fees paid	$1,542,498

Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Viscofan SA	2.9
MEITEC Group Holdings, Inc.	2.7
Spectris PLC	2.6
PrairieSky Royalty Ltd.	2.6
Tate & Lyle PLC	2.6
Primo Water Corp.	2.6
Alten SA	2.5
Buzzi SpA	2.5
DTS Corp.	2.3
Orix JREIT, Inc.	2.1

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	30.1
Consumer staples	13.8
Information technology	12.9
Materials	12.1
Financials	8.3
Consumer discretionary	8.2
Real estate	5.9
Energy	3.8
Health care	3.8
Communication services	0.7
Other	0.4

Largest Holdings [Text Block]

COUNTRY ALLOCATION (% OF LONG-TERM INVESTMENTS)

Japan	31.6
United Kingdom	15.9
Italy	8.8
Canada	8.4
Germany	6.8
Spain	4.1
Sweden	3.5
Switzerland	3.2
Norway	3.2
Australia	3.1
Other	11.4

Material Fund Change [Text Block]
C000211793
Shareholder Report [Line Items]
Fund Name		Special International Small Cap Fund
Class Name		Class R6
Trading Symbol		WICRX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Special International Small Cap Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$104	0.95%

Expenses Paid, Amount		$ 104
Expense Ratio, Percent		0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Equities were volatile in response to ongoing inflation concerns, varying economic data, and diverging central bank policies.

Minor changes to sector and region positioning included an increase in materials and Japan while reducing the weight in information technology (IT) and North America as reward/risk ratios dictated.

Primo Water Corp., a large contributor to performance, is a manufacturer and distributor of water.

Following a multi-year transition to a pure-play water solutions provider, profit margins and organic growth have consistently improved. Primo also announced its intention to merge with BlueTriton, a competitor, to create a leading North American healthy hydration company.

The largest detractor was Alten S.A., a France-based provider of research and development outsourcing services across diverse geographies and end markets. Business trends were muted given a challenging backdrop for IT services. However, management announced an acquisition within the energy and utilities sectors of Worldgrid from Atos, a distressed seller. Given its strong cash profile, Alten expects to be able to finance the transaction without additional leverage.

Performance Past Does Not Indicate Future [Text]		Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.
Line Graph [Table Text Block]
	Class R6	MSCI World ex USA Small Cap Index (Net)	MSCI ACWI ex USA Index (Net)
5/31/2019	$10,000	$10,000	$10,000
6/30/2019	$10,400	$10,454	$10,602
7/31/2019	$10,230	$10,408	$10,474
8/31/2019	$9,970	$10,167	$10,150
9/30/2019	$10,080	$10,426	$10,412
10/31/2019	$10,580	$10,854	$10,775
11/30/2019	$10,850	$11,101	$10,870
12/31/2019	$11,249	$11,615	$11,341
1/31/2020	$10,891	$11,279	$11,036
2/29/2020	$9,929	$10,178	$10,164
3/31/2020	$8,547	$8,318	$8,692
4/30/2020	$9,274	$9,291	$9,351
5/31/2020	$9,939	$9,943	$9,657
6/30/2020	$10,144	$10,119	$10,093
7/31/2020	$10,461	$10,508	$10,543
8/31/2020	$11,085	$11,274	$10,994
9/30/2020	$11,116	$11,143	$10,724
10/31/2020	$10,625	$10,784	$10,494
11/30/2020	$11,792	$12,268	$11,905
12/31/2020	$12,429	$13,099	$12,549
1/31/2021	$12,656	$13,066	$12,576
2/28/2021	$13,058	$13,445	$12,825
3/31/2021	$13,543	$13,738	$12,987
4/30/2021	$14,151	$14,307	$13,369
5/31/2021	$14,512	$14,629	$13,787
6/30/2021	$14,698	$14,398	$13,698
7/31/2021	$14,873	$14,616	$13,472
8/31/2021	$15,275	$15,009	$13,728
9/30/2021	$14,306	$14,502	$13,289
10/31/2021	$14,347	$14,794	$13,606
11/30/2021	$13,481	$13,966	$12,993
12/31/2021	$14,048	$14,558	$13,530
1/31/2022	$13,168	$13,563	$13,032
2/28/2022	$12,551	$13,442	$12,774
3/31/2022	$11,902	$13,506	$12,794
4/30/2022	$11,274	$12,568	$11,991
5/31/2022	$11,525	$12,483	$12,077
6/30/2022	$10,238	$11,083	$11,038
7/31/2022	$11,033	$11,840	$11,416
8/31/2022	$10,279	$11,327	$11,049
9/30/2022	$9,358	$10,035	$9,945
10/31/2022	$9,976	$10,485	$10,242
11/30/2022	$11,085	$11,493	$11,451
12/31/2022	$11,058	$11,561	$11,365
1/31/2023	$11,833	$12,446	$12,287
2/28/2023	$11,758	$12,141	$11,856
3/31/2023	$11,960	$12,138	$12,145
4/30/2023	$12,151	$12,352	$12,356
5/31/2023	$11,610	$11,839	$11,907
6/30/2023	$11,833	$12,197	$12,441
7/31/2023	$12,130	$12,748	$12,947
8/31/2023	$11,843	$12,321	$12,362
9/30/2023	$11,164	$11,773	$11,972
10/31/2023	$10,570	$11,078	$11,478
11/30/2023	$11,599	$12,152	$12,511
12/31/2023	$12,382	$13,021	$13,140
1/31/2024	$12,155	$12,798	$13,009
2/29/2024	$12,123	$12,835	$13,339
3/31/2024	$12,403	$13,357	$13,756
4/30/2024	$12,036	$12,971	$13,509
5/31/2024	$12,641	$13,539	$13,901
6/30/2024	$12,328	$13,149	$13,888
7/31/2024	$12,944	$13,880	$14,209
8/31/2024	$13,289	$14,139	$14,614
9/30/2024	$13,452	$14,522	$15,007
10/31/2024	$12,598	$13,692	$14,271

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception (05/31/2019)
Class R6	19.19	3.55	4.35
MSCI World ex USA Small Cap Index (Net) (Strategy)	23.60	4.75	5.97
MSCI ACWI ex USA Index (Net) (Regulatory)	24.33	5.78	6.78

Performance Inception Date		May 31, 2019
AssetsNet		$ 181,623,032
Holdings Count | Holding		78
Advisory Fees Paid, Amount		$ 1,542,498
InvestmentCompanyPortfolioTurnover		40.00%
Additional Fund Statistics [Text Block]
Total net assets	$181,623,032
# of portfolio holdings	78
Portfolio turnover rate	40%
Total advisory fees paid	$1,542,498

Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Viscofan SA	2.9
MEITEC Group Holdings, Inc.	2.7
Spectris PLC	2.6
PrairieSky Royalty Ltd.	2.6
Tate & Lyle PLC	2.6
Primo Water Corp.	2.6
Alten SA	2.5
Buzzi SpA	2.5
DTS Corp.	2.3
Orix JREIT, Inc.	2.1

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	30.1
Consumer staples	13.8
Information technology	12.9
Materials	12.1
Financials	8.3
Consumer discretionary	8.2
Real estate	5.9
Energy	3.8
Health care	3.8
Communication services	0.7
Other	0.4

Largest Holdings [Text Block]

COUNTRY ALLOCATION (% OF LONG-TERM INVESTMENTS)

Japan	31.6
United Kingdom	15.9
Italy	8.8
Canada	8.4
Germany	6.8
Spain	4.1
Sweden	3.5
Switzerland	3.2
Norway	3.2
Australia	3.1
Other	11.4

Material Fund Change [Text Block]
C000237503
Shareholder Report [Line Items]
Fund Name		Special International Small Cap Fund
Class Name		Class C
Trading Symbol		ACPCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Special International Small Cap Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$165	1.51%

Expenses Paid, Amount		$ 165
Expense Ratio, Percent		1.51%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Equities were volatile in response to ongoing inflation concerns, varying economic data, and diverging central bank policies.

Minor changes to sector and region positioning included an increase in materials and Japan while reducing the weight in information technology (IT) and North America as reward/risk ratios dictated.

Primo Water Corp., a large contributor to performance, is a manufacturer and distributor of water.

Following a multi-year transition to a pure-play water solutions provider, profit margins and organic growth have consistently improved. Primo also announced its intention to merge with BlueTriton, a competitor, to create a leading North American healthy hydration company.

The largest detractor was Alten S.A., a France-based provider of research and development outsourcing services across diverse geographies and end markets. Business trends were muted given a challenging backdrop for IT services. However, management announced an acquisition within the energy and utilities sectors of Worldgrid from Atos, a distressed seller. Given its strong cash profile, Alten expects to be able to finance the transaction without additional leverage.

Performance Past Does Not Indicate Future [Text]		Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.
Line Graph [Table Text Block]
	Class C with Load	MSCI World ex USA Small Cap Index (Net)	MSCI ACWI ex USA Index (Net)
5/31/2019	$10,000	$10,000	$10,000
6/30/2019	$10,391	$10,454	$10,602
7/31/2019	$10,211	$10,408	$10,474
8/31/2019	$9,943	$10,167	$10,150
9/30/2019	$10,043	$10,426	$10,412
10/31/2019	$10,522	$10,854	$10,775
11/30/2019	$10,781	$11,101	$10,870
12/31/2019	$11,180	$11,615	$11,341
1/31/2020	$10,804	$11,279	$11,036
2/29/2020	$9,841	$10,178	$10,164
3/31/2020	$8,465	$8,318	$8,692
4/30/2020	$9,176	$9,291	$9,351
5/31/2020	$9,826	$9,943	$9,657
6/30/2020	$10,019	$10,119	$10,093
7/31/2020	$10,312	$10,508	$10,543
8/31/2020	$10,928	$11,274	$10,994
9/30/2020	$10,939	$11,143	$10,724
10/31/2020	$10,445	$10,784	$10,494
11/30/2020	$11,582	$12,268	$11,905
12/31/2020	$12,195	$13,099	$12,549
1/31/2021	$12,407	$13,066	$12,576
2/28/2021	$12,790	$13,445	$12,825
3/31/2021	$13,252	$13,738	$12,987
4/30/2021	$13,835	$14,307	$13,369
5/31/2021	$14,175	$14,629	$13,787
6/30/2021	$14,343	$14,398	$13,698
7/31/2021	$14,501	$14,616	$13,472
8/31/2021	$14,879	$15,009	$13,728
9/30/2021	$13,923	$14,502	$13,289
10/31/2021	$13,950	$14,794	$13,606
11/30/2021	$13,086	$13,966	$12,993
12/31/2021	$13,629	$14,558	$13,530
1/31/2022	$12,755	$13,563	$13,032
2/28/2022	$12,157	$13,442	$12,774
3/31/2022	$11,509	$13,506	$12,794
4/30/2022	$10,892	$12,568	$11,991
5/31/2022	$11,135	$12,483	$12,077
6/30/2022	$9,883	$11,083	$11,038
7/31/2022	$10,630	$11,840	$11,416
8/31/2022	$9,903	$11,327	$11,049
9/30/2022	$9,005	$10,035	$9,945
10/31/2022	$9,590	$10,485	$10,242
11/30/2022	$10,650	$11,493	$11,451
12/31/2022	$10,621	$11,561	$11,365
1/31/2023	$11,354	$12,446	$12,287
2/28/2023	$11,283	$12,141	$11,856
3/31/2023	$11,476	$12,138	$12,145
4/30/2023	$11,639	$12,352	$12,356
5/31/2023	$11,120	$11,839	$11,907
6/30/2023	$11,333	$12,197	$12,441
7/31/2023	$11,608	$12,748	$12,947
8/31/2023	$11,323	$12,321	$12,362
9/30/2023	$10,662	$11,773	$11,972
10/31/2023	$10,092	$11,078	$11,478
11/30/2023	$11,069	$12,152	$12,511
12/31/2023	$11,807	$13,021	$13,140
1/31/2024	$11,581	$12,798	$13,009
2/29/2024	$11,540	$12,835	$13,339
3/31/2024	$11,807	$13,357	$13,756
4/30/2024	$11,447	$12,971	$13,509
5/31/2024	$12,034	$13,539	$13,901
6/30/2024	$11,725	$13,149	$13,888
7/31/2024	$12,311	$13,880	$14,209
8/31/2024	$12,630	$14,139	$14,614
9/30/2024	$12,774	$14,522	$15,007
10/31/2024	$11,962	$13,692	$14,271

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception (05/31/2019)
Class CFootnote Reference*	18.52	2.60	3.36
Class C with LoadFootnote Reference*	17.52	2.60	3.36
MSCI World ex USA Small Cap Index (Net) (Strategy)	23.60	4.75	5.97
MSCI ACWI ex USA Index (Net) (Regulatory)	24.33	5.78	6.78

Performance Inception Date		May 31, 2019
AssetsNet		$ 181,623,032
Holdings Count | Holding		78
Advisory Fees Paid, Amount		$ 1,542,498
InvestmentCompanyPortfolioTurnover		40.00%
Additional Fund Statistics [Text Block]
Total net assets	$181,623,032
# of portfolio holdings	78
Portfolio turnover rate	40%
Total advisory fees paid	$1,542,498

Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Viscofan SA	2.9
MEITEC Group Holdings, Inc.	2.7
Spectris PLC	2.6
PrairieSky Royalty Ltd.	2.6
Tate & Lyle PLC	2.6
Primo Water Corp.	2.6
Alten SA	2.5
Buzzi SpA	2.5
DTS Corp.	2.3
Orix JREIT, Inc.	2.1

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	30.1
Consumer staples	13.8
Information technology	12.9
Materials	12.1
Financials	8.3
Consumer discretionary	8.2
Real estate	5.9
Energy	3.8
Health care	3.8
Communication services	0.7
Other	0.4

Largest Holdings [Text Block]

COUNTRY ALLOCATION (% OF LONG-TERM INVESTMENTS)

Japan	31.6
United Kingdom	15.9
Italy	8.8
Canada	8.4
Germany	6.8
Spain	4.1
Sweden	3.5
Switzerland	3.2
Norway	3.2
Australia	3.1
Other	11.4

Material Fund Change [Text Block]
C000237502
Shareholder Report [Line Items]
Fund Name		Special International Small Cap Fund
Class Name		Class A
Trading Symbol		ASPAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Special International Small Cap Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$149	1.36%

Expenses Paid, Amount		$ 149
Expense Ratio, Percent		1.36%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Equities were volatile in response to ongoing inflation concerns, varying economic data, and diverging central bank policies.

Minor changes to sector and region positioning included an increase in materials and Japan while reducing the weight in information technology (IT) and North America as reward/risk ratios dictated.

Primo Water Corp., a large contributor to performance, is a manufacturer and distributor of water.

Following a multi-year transition to a pure-play water solutions provider, profit margins and organic growth have consistently improved. Primo also announced its intention to merge with BlueTriton, a competitor, to create a leading North American healthy hydration company.

The largest detractor was Alten S.A., a France-based provider of research and development outsourcing services across diverse geographies and end markets. Business trends were muted given a challenging backdrop for IT services. However, management announced an acquisition within the energy and utilities sectors of Worldgrid from Atos, a distressed seller. Given its strong cash profile, Alten expects to be able to finance the transaction without additional leverage.

Performance Past Does Not Indicate Future [Text]		Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.
Line Graph [Table Text Block]
	Class A with Load	MSCI World ex USA Small Cap Index (Net)	MSCI ACWI ex USA Index (Net)
5/31/2019	$9,425	$10,000	$10,000
6/30/2019	$9,799	$10,454	$10,602
7/31/2019	$9,636	$10,408	$10,474
8/31/2019	$9,389	$10,167	$10,150
9/30/2019	$9,490	$10,426	$10,412
10/31/2019	$9,948	$10,854	$10,775
11/30/2019	$10,200	$11,101	$10,870
12/31/2019	$10,583	$11,615	$11,341
1/31/2020	$10,234	$11,279	$11,036
2/29/2020	$9,328	$10,178	$10,164
3/31/2020	$8,029	$8,318	$8,692
4/30/2020	$8,709	$9,291	$9,351
5/31/2020	$9,330	$9,943	$9,657
6/30/2020	$9,520	$10,119	$10,093
7/31/2020	$9,805	$10,508	$10,543
8/31/2020	$10,397	$11,274	$10,994
9/30/2020	$10,413	$11,143	$10,724
10/31/2020	$9,950	$10,784	$10,494
11/30/2020	$11,040	$12,268	$11,905
12/31/2020	$11,632	$13,099	$12,549
1/31/2021	$11,841	$13,066	$12,576
2/28/2021	$12,214	$13,445	$12,825
3/31/2021	$12,663	$13,738	$12,987
4/30/2021	$13,228	$14,307	$13,369
5/31/2021	$13,562	$14,629	$13,787
6/30/2021	$13,731	$14,398	$13,698
7/31/2021	$13,891	$14,616	$13,472
8/31/2021	$14,263	$15,009	$13,728
9/30/2021	$13,354	$14,502	$13,289
10/31/2021	$13,389	$14,794	$13,606
11/30/2021	$12,568	$13,966	$12,993
12/31/2021	$13,097	$14,558	$13,530
1/31/2022	$12,266	$13,563	$13,032
2/28/2022	$11,697	$13,442	$12,774
3/31/2022	$11,081	$13,506	$12,794
4/30/2022	$10,494	$12,568	$11,991
5/31/2022	$10,734	$12,483	$12,077
6/30/2022	$9,527	$11,083	$11,038
7/31/2022	$10,267	$11,840	$11,416
8/31/2022	$9,566	$11,327	$11,049
9/30/2022	$8,700	$10,035	$9,945
10/31/2022	$9,274	$10,485	$10,242
11/30/2022	$10,296	$11,493	$11,451
12/31/2022	$10,268	$11,561	$11,365
1/31/2023	$10,986	$12,446	$12,287
2/28/2023	$10,907	$12,141	$11,856
3/31/2023	$11,104	$12,138	$12,145
4/30/2023	$11,261	$12,352	$12,356
5/31/2023	$10,769	$11,839	$11,907
6/30/2023	$10,966	$12,197	$12,441
7/31/2023	$11,242	$12,748	$12,947
8/31/2023	$10,966	$12,321	$12,362
9/30/2023	$10,337	$11,773	$11,972
10/31/2023	$9,786	$11,078	$11,478
11/30/2023	$10,730	$12,152	$12,511
12/31/2023	$11,447	$13,021	$13,140
1/31/2024	$11,237	$12,798	$13,009
2/29/2024	$11,197	$12,835	$13,339
3/31/2024	$11,457	$13,357	$13,756
4/30/2024	$11,117	$12,971	$13,509
5/31/2024	$11,676	$13,539	$13,901
6/30/2024	$11,377	$13,149	$13,888
7/31/2024	$11,946	$13,880	$14,209
8/31/2024	$12,255	$14,139	$14,614
9/30/2024	$12,405	$14,522	$15,007
10/31/2024	$11,616	$13,692	$14,271

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception (05/31/2019)
Class AFootnote Reference*	18.71	3.15	3.93
Class A with LoadFootnote Reference*	11.88	1.93	2.80
MSCI World ex USA Small Cap Index (Net) (Strategy)	23.60	4.75	5.97
MSCI ACWI ex USA Index (Net) (Regulatory)	24.33	5.78	6.78

Performance Inception Date		May 31, 2019
AssetsNet		$ 181,623,032
Holdings Count | Holding		78
Advisory Fees Paid, Amount		$ 1,542,498
InvestmentCompanyPortfolioTurnover		40.00%
Additional Fund Statistics [Text Block]
Total net assets	$181,623,032
# of portfolio holdings	78
Portfolio turnover rate	40%
Total advisory fees paid	$1,542,498

Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Viscofan SA	2.9
MEITEC Group Holdings, Inc.	2.7
Spectris PLC	2.6
PrairieSky Royalty Ltd.	2.6
Tate & Lyle PLC	2.6
Primo Water Corp.	2.6
Alten SA	2.5
Buzzi SpA	2.5
DTS Corp.	2.3
Orix JREIT, Inc.	2.1

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	30.1
Consumer staples	13.8
Information technology	12.9
Materials	12.1
Financials	8.3
Consumer discretionary	8.2
Real estate	5.9
Energy	3.8
Health care	3.8
Communication services	0.7
Other	0.4

Largest Holdings [Text Block]

COUNTRY ALLOCATION (% OF LONG-TERM INVESTMENTS)

Japan	31.6
United Kingdom	15.9
Italy	8.8
Canada	8.4
Germany	6.8
Spain	4.1
Sweden	3.5
Switzerland	3.2
Norway	3.2
Australia	3.1
Other	11.4

Material Fund Change [Text Block]